UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
 (Address of principal executive offices)

U.S. Bank Global Fund Services
811 E Wisconsin Ave
Milwaukee, WI 53202
(Name and address of agent for service)

(908)-897-0518
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

ETFMG Prime Cyber Security ETF

HACK

ETFMG Prime Mobile Payments ETF

IPAY

ETFMG Sit Ultra Short ETF

VALT

ETFMG Treatments, Testing and
Advancements ETF

GERM

Semi-Annual Report

March 31, 2023

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG™ ETFs

March 31, 2023 (Unaudited)

ETFMG™ ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

Market Overview

The pace of inflation, as measured by the Consumer Price Index, showed signs of easing and together with positive corporate results and the prospect of lower interest rates resulted in improved stock performance in late 2022. Stocks and bonds generally rallied in January, pulling back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Investor worries escalated in February with all three major U.S. stock indexes recording a loss for the month. While more broadly the first few months of 2023 have seen U.S. economic growth and a strong jobs market, macroeconomic headwinds continued to challenge stock markets during the period. Rising interest rates, supply chain disruptions, the Russia-Ukraine War, and a slowdown in global growth weighed on investor sentiment along with fears that the Fed’s monetary tightening would push the economy into a recession.

These conditions have impacted the ETFs’ performance during the period, among other factors, and the value of an investment in the ETFs. We encourage you to talk with your financial advisor and visit etfmg.com for further insight into investing in today’s markets.

Performance Overview

During the 6-month period ended March 31, 2023, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 27.59%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 29.15%. Also, during that period, the S&P 500, a broad measure of US listed companies, returned 15.62%. Below is a performance overview for each Fund for the same 6-month period.

ETFMG Prime Cyber Security ETF (HACK)

The ETFMG Prime Cyber Security ETF (“HACK”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “PCD Index”).

Over the period, the total return for HACK was 10.50%, while the total return for the PCD Index was 10.70%. The best performers in HACK, on the basis of contribution to return were, Okta Inc, Bae Systems Plc, Fortinet Inc, Cisco Systems Inc, and Juniper Networks Inc, while the worst performers were Zscaler Inc, SentinelOne Inc., CrowdStrike Holdings Inc., Gen Digital Inc, and Akamai Technologies Inc.

During the reporting period, HACK saw an average approximate allocation of 78.97% to the Information Technology sector and 20.43% to Industrials. The portfolio securities held by HACK were exposed predominately to the United States at 84.82%, 6.07% to the United Kingdom, and 4.93% to Israel.

ETFMG Prime Mobile Payments ETF (IPAY)

The ETFMG Prime Mobile Payments ETF (“IPAY”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “PMP Index”).

Over the period, the total return for IPAY was 10.31%, while the total return for the PMP Index was 10.87%. The best performers in IPAY, on the basis of contribution to return were, Mastercard Inc., Visa Inc., Fiserv Inc, American Express Co, and Shift4 Payments Inc., while the worst performers were Fidelity National Info Serv, PayPal Holdings Inc, Pagseguro Digital Ltd, Marqeta Inc., and Affirm Holdings Inc.

During the reporting period, IPAY saw an average approximate allocation of 96.57% to the Financial Services sector and 3.40% to Information technology. The portfolio securities held by IPAY were exposed predominately to the United States at 69.99%, followed by Japan at 3.51% and South Korea at 3.24%.

ETFMG Sit Ultra Short ETF (VALT)

The ETFMG Sit Ultra Short ETF (“VALT”) is an actively managed exchange-traded fund that seeks maximum current income, consistent with preservation of capital and daily liquidity. Over the fiscal period, the total return for VALT was 2.20%, while the total return for its benchmark, the Bloomberg Barclays U.S. Treasury Bills Index: 1-3 month Index, was 1.99%.

VALT seeks to achieve its investment objective by investing in a diversified portfolio of high-quality, short-term U.S. dollar-denominated domestic and foreign debt securities and other instruments. VALT uses the Bloomberg Barclays U.S. Treasury Bills Index: 1-3-month Index as its benchmark index. During normal market conditions, the average portfolio effective duration for VALT is expected be more than 2 months, but less than 1 year. However, VALT is not a money market fund, does not seek to maintain a fixed or stable net asset value of $1, is not subject to the rules that govern the quality, maturity, liquidity, and other features of securities that money market funds may purchase, and does not have the tax advantages of a money market fund.

ETFMG Treatments, Testing and Advancements ETF (GERM)

The ETFMG Treatments, Testing and Advancements ETF (“GERM”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Treatments, Testing and Advancements Index (the “PTT Index”).

Over the fiscal period, the total return for GERM was 2.02%, while the total return for the PTT Index was 1.66%. The best performers in GERM, on the basis of contribution to return were, Moderna Inc, Arbutus Biopharma Corp, Quest Diagnostics Inc, Vaxcyte Inc, and Quidelortho Corp, while the worst performers were Abcellera Biologics Inc, Immunitybio Inc, Novavax Inc, Biocryst Pharmaceuticals Inc, and Emergent Biosolutions Inc.

During the reporting period, GERM saw an average approximate allocation of 99.1% of its portfolio holdings to the Health Care sector. The portfolio securities held by GERM were exposed predominately to the United States at 76.91% followed by Germany at 8.76%, and the United Kingdom at 4.65%.

You can find further details about HACK, IPAY, VALT, and GERM by visiting www.etfmg.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III

Chairman of the Board

ETFMG Prime Cyber Security ETF
Growth of $10,000 (Unaudited)

			Since	Value of
Average Annual Returns	1 Year	5 Year	Inception	$10,000
Period Ended March 31, 2023	Return	Return	(11/11/14)	(3/31/2023)
ETFMG Prime Cyber Security ETF (NAV)	-18.25%	7.48%	8.56%	$19,910
ETFMG Prime Cyber Security ETF (Market)	-18.42%	7.46%	8.55%	$19,892
S&P 500 Index	-7.73%	11.19%	10.79%	$23,614
Prime Cyber Defense Index*	-18.22%	7.88%	8.99%	$20,586

* The Fund’s benchmark before 8/1/17 was the ISE Cyber Security Index. On 8/1/17, the Fund’s benchmark became the Prime Cyber Defense Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Cyber Security ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	Fortinet, Inc.	4.37%
2	Crowdstrike Holdings, Inc. - Class A	4.36%
3	BAE Systems PLC	4.33%
4	Cisco Systems, Inc.	4.23%
5	VeriSign, Inc.	4.21%
6	Okta, Inc.	4.19%
7	Palo Alto Networks, Inc.	4.13%
8	Cloudflare, Inc. - Class A	4.07%
9	Check Point Software Technologies, Ltd.	4.05%
10	Akamai Technologies, Inc.	4.03%

Top Ten Holdings = 41.97% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Prime Mobile Payments ETF
Growth of $10,000 (Unaudited)

			Since	Value of
Average Annual Returns	1 Year	5 Year	Inception	$10,000
Period Ended March 31, 2023	Return	Return	(7/15/15)	(3/31/2023)
ETFMG Prime Mobile Payments ETF (NAV)	-20.09%	3.03%	7.05%	$16,916
ETFMG Prime Mobile Payments ETF (Market)	-20.05%	2.92%	7.02%	$16,874
S&P 500 Index	-7.73%	11.19%	11.11%	$22,538
Prime Mobile Payments Index*	-19.83%	3.55%	7.63%	$17,635

* The Fund’s benchmark before 8/1/17 was the ISE Mobile Payments Index. On 8/1/17, the Fund’s benchmark became the Prime Mobile Payments Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Prime Mobile Payments ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	ETFMG Sit Ultra Short ETF**	7.84%
2	Visa, Inc. - Class A	5.25%
3	PayPal Holdings, Inc.	5.23%
4	MasterCard, Inc. - Class A	5.21%
5	Fiserv, Inc.	4.93%
6	American Express Co.	4.80%
7	Adyen NV	4.05%
8	Block, Inc.	3.35%
9	Fidelity National Information Services, Inc.	2.77%
10	Global Payments, Inc.	2.60%

Top Ten Holdings = 46.03% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

ETFMG Sit Ultra Short ETF
Growth of $10,000 (Unaudited)

		Since	Value of
Average Annual Returns	1 Year	Inception	$10,000
Period Ended March 31, 2023	Return	(10/8/2019)	(3/31/2023)
ETFMG Sit Ultra Short ETF (NAV)	1.06%	0.52%	$10,181
ETFMG Sit Ultra Short ETF (Market)	1.10%	0.53%	$10,185
Bloomberg Barclays U.S. Treasury Bills Index:
1-3 Month Index	2.60%	1.03%	$10,362

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 8, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Sit Ultra Short ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	Brighthouse Financial Global Funding	2.94%
2	Brown & Brown, Inc.	2.74%
3	Triton Container International, Ltd.	2.70%
4	Nationwide Mutual Insurance Co.	2.41%
5	CNO Global Funding	2.27%
6	F&G Global Funding	2.27%
7	Hyundai Capital America	2.03%
8	Citigroup, Inc.	2.01%
9	JP Morgan Chase & Co.	1.98%
10	CenterPoint Energy, Inc.	1.98%

Top Ten Holdings = 23.33% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Treatments, Testing and Advancements ETF
Growth of $10,000 (Unaudited)

		Since	Value of
Average Annual Returns	1 Year	Inception	$ 10,000
Period Ended March 31, 2023	Return	(6/17/2020)	(3/31/2023)
ETFMG Treatments, Testing and Advancements ETF (NAV)	-22.26%	-5.30%	$8,593
ETFMG Treatments, Testing and Advancements ETF (Market)	-24.49%	-6.23%	$8,358
S&P 500 Index	-7.73%	12.22%	$13,789
Prime Treatments, Testing and Advancements Index NTR	-22.74%	-5.73%	$8,506

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 17, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Treatments, Testing and Advancements ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	Moderna, Inc.	5.19%
2	ETFMG Sit Ultra Short ETF**	4.87%
3	Alnylam Pharmaceuticals, Inc.	4.80%
4	Quest Diagnostics, Inc.	4.72%
5	BioNTech SE - ADR	4.54%
6	Laboratory Corp. of America Holdings	4.47%
7	Vir Biotechnology, Inc.	3.20%
8	QuidelOrtho Corp.	3.14%
9	Bio-Rad Laboratories, Inc. - Class A	2.96%
10	Immunocore Holdings PLC - ADR	2.95%

Top Ten Holdings = 40.84% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Cyber Defense Index (the “Index”).

The fund is concentrated in technology-related companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Funds are non-diversified, meaning they may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large- capitalization companies. Diversification does not assure a profit or protect against a loss in a declining market. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Cyber Defense Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Cyber Defense Index. The Prime Cyber Defense Index provides a benchmark for investors interested in tracking companies actively involved in providing cyber security technology and services. The Index uses a market capitalization weighted allocation across the infrastructure provider and service provider categorizations as well as an equal weighted allocation methodology for all components within each sector allocation. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETFMG™ ETFs

ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Prime Indexes.

IPAY

The ETFMG Prime Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (the “Index”).

Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies. The Fund is non- diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Prime Mobile Payments Index is designed to provide a benchmark for investors interested in tracking the mobile and electronic payments industry. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index generally is comprised of 25-40 securities. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

ETFMG™ ETFs

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Prime Indexes.

VALT

The ETFMG Sit Ultra Short ETF (the “Fund” or the “Ultra Short ETF”) seeks maximum current income, consistent with preservation of capital and daily liquidity.

The market price of the Fund’s fixed-income instruments may change, sometimes rapidly or unpredictably, in response to changes in interest rates, factors affecting securities markets generally, and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. The Fund may invest in floating rate securities, which are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. The Fund may invest in U.S. dollar-denominated debt obligations of foreign issuers. Mortgage- and asset-backed securities are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities. From time to time the Fund may invest a substantial amount of its assets in taxable or tax-exempt municipal securities whose interest is paid solely from revenues of similar projects.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. In the event of large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s performance.

Distributed by ETFMG Financial LLC, which is not affiliated with Sit Investment Associates.

GERM

The ETFMG Treatments, Testing and Advancements ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Treatments, Testing and Advancements Index (the “Index”).

Vaccine development companies are involved in discovering, developing and commercializing novel drugs with significant market potential. These companies face challenges including pre-clinical testing and clinical trial stages of development. Clinical trials may be delayed, and certain programs may never advance in the clinic or may be more costly to conduct than anticipated. Vaccine development requires companies to seek and secure significant funding. If there are delays in obtaining required regulatory and marketing approvals the ability of vaccine development companies to generate revenue will be materially impaired. If regulatory approval is obtained, products will still remain subject to regulatory scrutiny with regulatory authorities having the ability impose significant restrictions on the indicated uses or marketing. Lastly, even if a licensed product is achieved, vaccine development companies may encounter difficulties in manufacturing, product release, shelf life, testing, storage, supply chain management, or shipping.

ETFMG™ ETFs

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Prime Indexes.

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS
As of March 31, 2023 (Unaudited)

					ETFMG
					Treatments,
	ETFMG		ETFMG Prime	ETFMG	Testing and
	Prime Cyber		Mobile	Sit Ultra	Advancements
	Security ETF		Payments ETF	Short ETF	ETF
As a percent of Net Assets:
Australia	—%		0.2%	—%	—%
Bermuda	—		1.6	—	—
Brazil	—		1.4	—	—
Canada	1.3		2.1	—	4.7
Cayman Islands	0.0	*	5.8	—	4.2
Cyprus	—		0.0 *	—	—
Finland	0.2		—	—	—
France	—		2.1	—	0.8
Germany	0.1		—	—	6.0
Isle of Man	0.2		—	—	—
Israel	7.1		—	—	—
Italy	—		2.0	—	—
Japan	1.6		3.5	—	0.8
Netherlands	—		4.9	—	2.8
Puerto Rico	—		1.2	—	—
Republic of Korea	—		3.2	—	—
Sweden	0.0	*	—	—	—
United Kingdom	6.0		3.1	—	5.4
United States	82.9		68.8	—	75.2
Coporate Bonds	—		—	74.4	—
Municipal Bonds	—		—	3.8	—
U.S. Government Agency Issues	—		—	5.2	—
Short-Term and other Net Assets
(Liabilities)	0.6		0.1	16.6	0.1
	100.0%		100.0%	100.0%	100.0%

* Amount is less than 0.05%

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.4%
Canada - 1.3%
Software - 1.3% (d)
Absolute Software Corp.	280,009	$2,189,933
BlackBerry, Ltd. (a)(b)	3,057,689	14,027,134
Total Software		16,217,067

Cayman Islands - 0.0% (f)
Software - 0.0% (d)(f)
Arqit Quantum, Inc. (a)(b)	287,019	401,826

Finland - 0.2%
Software - 0.2% (d)
F-Secure Oyj	607,656	2,105,523
WithSecure Oyj (a)	597,444	988,095
Total Software		3,093,618

Germany - 0.1%
IT Services - 0.1%
Secunet Security Networks AG	8,489	1,873,494

Isle Of Man - 0.2%
Software - 0.2% (d)
Kape Technologies PLC (a)	699,054	2,453,381

Israel - 7.1%
Communications Equipment - 0.3%
Radware, Ltd. (a)	193,400	4,165,836
Software - 6.8% (d)
Allot Communications, Ltd. (a)(b)	198,029	532,698
Check Point Software Technologies, Ltd. (a)	500,715	65,092,950
Cognyte Software, Ltd. (a)	358,357	1,214,830
CyberArk Software, Ltd. (a)	215,390	31,873,412
Total Software		98,713,890
Total Israel		102,879,726

Japan - 1.6%
Software - 1.6% (d)
Cyber Security Cloud, Inc. (a)	30,640	447,456
Digital Arts, Inc.	45,904	1,763,211
Trend Micro, Inc.	423,272	20,625,644
Total Software		22,836,311

Sweden - 0.0% (f)
Electronic Equipment, Instruments & Components - 0.0% (f)
Fingerprint Cards AB - Class B (a)	1,834,054	582,077

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

	Shares	Value
United Kingdom - 6.0%
Aerospace & Defense - 5.6%
BAE Systems PLC	5,735,915	$69,526,671
QinetiQ Group PLC	2,778,054	11,130,859
Total Aerospace & Defense		80,657,530
IT Services - 0.1%
NCC Group PLC	1,654,077	2,085,348
Software - 0.3% (d)
Darktrace PLC (a)	1,368,190	4,349,435
Total United Kingdom		87,092,313

United States - 82.9%
Aerospace & Defense - 1.7%
Parsons Corp. (a)	557,388	24,937,539
Communications Equipment - 12.8%
Cisco Systems, Inc.	1,299,642	67,938,786
F5 Networks, Inc. (a)	320,461	46,687,963
Juniper Networks, Inc.	1,714,257	59,004,726
NetScout Systems, Inc. (a)	365,090	10,459,828
Total Communications Equipment		184,091,303
IT Services - 18.4%
Akamai Technologies, Inc. (a)(b)	825,747	64,655,990
Cloudflare, Inc. - Class A (a)(b)	1,060,218	65,373,042
Okta, Inc. (a)	779,536	67,227,185
VeriSign, Inc. (a)	320,139	67,654,975
Total IT Services		264,911,192
Professional Services - 13.1%
Booz Allen Hamilton Holding Corp.	655,571	60,764,876
CACI International, Inc. - Class A (a)(b)	124,009	36,741,386
Leidos Holdings, Inc.	650,911	59,922,867
Science Applications International Corp. (b)	290,736	31,242,491
Total Professional Services		188,671,620
Software - 36.9% (d)
A10 Networks, Inc.	373,301	5,782,432
CommVault Systems, Inc. (a)	236,489	13,418,386
Crowdstrike Holdings, Inc. - Class A (a)	510,136	70,021,267
Everbridge, Inc. (a)	212,159	7,355,553
ForgeRock, Inc. - Class A (a)(b)	224,062	4,615,677
Fortinet, Inc. (a)	1,056,838	70,237,453
Gen Digital, Inc. (b)	3,132,522	53,754,077
LiveRamp Holdings, Inc. (a)	336,138	7,371,506
N-able, Inc. (a)(b)	318,978	4,210,510
OneSpan, Inc. (a)(b)	189,586	3,317,755
Palo Alto Networks, Inc. (a)(b)	332,027	66,319,073
Qualys, Inc. (a)(b)	194,557	25,296,301
Rapid7, Inc. (a)	315,692	14,493,420
SecureWorks Corp. - Class A (a)	51,924	444,989

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Cyber Security ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

	Shares	Value
SentinelOne, Inc. - Class A (a)(b)	1,127,444	$18,444,984
SolarWinds Corp. (a)(b)	212,814	1,830,200
Splunk, Inc. (a)	616,717	59,130,826
Sumo Logic, Inc. (a)(b)	612,313	7,335,510
Telos Corp. (a)	224,939	569,096
Tenable Holdings, Inc. (a)(b)	598,295	28,424,995
Varonis Systems, Inc. (a)	564,126	14,672,917
ZeroFox Holdings, Inc. (a)(b)	444,321	648,709
Zscaler, Inc. (a)(b)	463,596	54,161,921
Total Software		531,857,557
Total United States		1,194,469,211
TOTAL COMMON STOCKS (Cost $1,570,901,045)		1,431,899,024

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING COLLATERAL - 11.4%
ETFMG Sit Ultra Short ETF (e)	850,000	41,167,370
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	122,898,468	122,898,468
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $165,215,678)		164,065,838

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.64% (c)	9,597,321	9,597,321
TOTAL SHORT-TERM INVESTMENTS (Cost $9,597,321)		9,597,321

Total Investments (Cost $ 1,745,714,044) - 111.4%		1,605,562,183
Liabilities in Excess of Other Assets - (11.4)%		(164,728,096)
TOTAL NET ASSETS - 100.0%		$1,440,834,087

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2023 the Fund had a significant portion of its assets in the Software Industry.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(f)	Amount is less than 0.05

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.9%
Australia - 0.2%
Financial Services - 0.2% (d)
EML Payments, Ltd. (a)(b)	2,240,497	$823,712

Bermuda - 1.6%
Electronic Equipment, Instruments & Components - 0.4%
PAX Global Technology, Ltd.	2,393,216	2,009,108
Financial Services - 1.2%
Paysafe, Ltd. (a)	305,233	5,271,374
Total Bermuda		7,280,482

Brazil - 1.4%
Financial Services - 1.4% (d)
Cielo SA	6,889,619	6,606,270

Canada - 2.1%
Financial Services - 2.1% (d)
Nuvei Corp. (a)(f)	218,555	9,521,656

Cayman Islands - 5.8%
Financial Services - 5.8% (d)
Dlocal, Ltd. (a)	453,362	7,353,532
Pagseguro Digital, Ltd. - Class A (a)(b)	759,754	6,511,092
StoneCo., Ltd. - Class A (a)(b)	771,339	7,358,574
Yeahka, Ltd. (a)	1,771,224	5,268,612
Total Financial Services		26,491,810

Cyprus - 0.0% (h)
Financial Services - 0.0% (d)(h)
QIWI PLC - ADR (b)(g)	235,051	—

France - 2.1%
Financial Services - 2.1% (d)
Worldline SA (a)(f)	226,630	9,612,506

Italy - 2.0%
Financial Services - 2.0% (d)
Nexi SpA (a)(f)	1,124,161	9,126,615

Japan - 3.5%
Consumer Finance - 1.3%
Jaccs Co, Ltd.	183,307	6,060,762

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Financial Services - 2.0% (d)
GMO Financial Gate, Inc.	17,808	$1,337,193
GMO Payment Gateway, Inc.	93,107	7,980,099
Total Financial Services		9,317,292
Software - 0.2%
Intelligent Wave, Inc.	133,225	720,433
Total Japan		16,098,487

Netherlands - 4.9%
Financial Services - 4.9% (d)
Adyen NV (a)(f)	14,238	22,531,765

Puerto Rico - 1.2%
Financial Services - 1.2% (d)
EVERTEC, Inc.	168,748	5,695,245

Republic of Korea - 3.2%
Consumer Finance - 1.5%
Samsung Card Co., Ltd.	292,160	6,822,340
Financial Services - 1.7% (d)
Kakaopay Corp. (a)	163,196	6,969,849
Danal Co., Ltd. (a)	274,947	1,053,874
Total Financial Services		8,023,723
Total Republic of Korea		14,846,063

United Kingdom - 3.1%
Financial Services - 3.1% (d)
Network International Holdings PLC (a)(f)	1,814,038	5,478,098
PayPoint PLC	192,703	1,081,613
Wise PLC - Class A (a)	1,143,619	7,671,716
Total Financial Services		14,231,427

United States - 68.8%
Consumer Finance - 10.2%
American Express Co.	161,807	26,690,065
Bread Financial Holdings, Inc.	153,134	4,643,023
Discover Financial Services	136,217	13,463,688
Green Dot Corp. - Class A (a)(b)	113,975	1,958,090
Total Consumer Finance		46,754,866
Financial Services - 55.8% (d)
Affirm Holdings, Inc. (a)(b)	523,206	5,896,532
International Money Express, Inc. (a)	83,147	2,143,530
Shift4 Payments, Inc. - Class A (a)(b)	106,728	8,089,982
Block, Inc. (a)(b)	271,076	18,609,367
Boku, Inc. (a)(f)	672,867	1,137,160
Cantaloupe, Inc. (a)	196,705	1,121,218
Euronet Worldwide, Inc. (a)(b)	66,439	7,434,524

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Fidelity National Information Services, Inc.	283,318	$15,392,667
Fiserv, Inc. (a)	242,366	27,394,629
FleetCor Technologies, Inc. (a)(b)	50,364	10,619,249
Flywire Corp. (a)(b)	245,499	7,207,851
Global Payments, Inc.	137,354	14,455,135
I3 Verticals, Inc. - Class A (a)(b)	86,227	2,115,148
Jack Henry & Associates, Inc. (b)	57,477	8,662,933
Marqeta, Inc. - Class A (a)(b)	1,387,891	6,342,662
MasterCard, Inc. - Class A	79,790	28,996,484
MoneyGram International, Inc. (a)(b)	537,556	5,601,334
Payoneer Global, Inc. (a)	920,758	5,782,360
PayPal Holdings, Inc. (a)	382,881	29,075,983
Remitly Global, Inc. (a)(b)	429,803	7,285,161
Visa, Inc. - Class A (b)	129,515	29,200,452
Western Union Co.	552,065	6,155,525
WEX, Inc. (a)	42,659	7,844,564
Total Financial Services		256,564,450
Software - 2.8%
ACI Worldwide, Inc. (a)(b)	247,498	6,677,497
NCR Corp. (a)	261,955	6,179,518
Total Software		12,857,015
Total United States		316,176,331
TOTAL COMMON STOCKS (Cost $622,040,912)		459,042,369

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING COLLATERAL - 20.9%
ETFMG Sit Ultra Short ETF (e)	900,000	43,588,980
Mount Vernon Liquid Assets Portfolio, LLC - Class X, 4.93% (c)	52,408,532	52,408,532
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $97,415,049)		95,997,512

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.64% (c)	1,049,533	1,049,533
TOTAL SHORT-TERM INVESTMENTS (Cost $1,049,533)		1,049,533

Total Investments (Cost $720,505,494) - 121.1%		556,089,414
Liabilities in Excess of Other Assets - (21.1)%		(96,759,831)
TOTAL NET ASSETS - 100.0%		$459,329,583

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Prime Mobile Payments ETF

Schedule of Investments
March 31, 2023 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of March 31, 2023 the Fund had a significant portion of its assets in the Financial Services Industry.
(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.
(f)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2023, the market value of these securities total $57,407,800, which represents 12.5% of total net assets.
(g)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.
(h)	Amount is less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 74.4%
Bermuda - 2.7%
Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.7%
Triton Container International, Ltd.
1.150%, 06/07/2024 (b)	$3,550,000	$3,339,164

Ireland - 1.1%
Capital Goods - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 10/29/2024	1,500,000	1,397,972

United Kingdom - 1.8%
Banks - 1.8%
Barclays PLC
6.252%, (3 Month LIBOR USD + 1.380%), 05/16/2024 (b)	2,281,000	2,273,248

United States - 68.8%
Automotive - 6.3%
General Motors Financial Co., Inc.
5.354%, (SOFR + 0.760%), 03/08/2024 (b)	2,244,000	2,227,611
4.952%, (SOFR + 0.620%), 10/15/2024 (b)	1,000,000	985,210
Hyundai Capital America
1.250%, 09/18/2023 (a)	2,564,000	2,511,378
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.450%, 07/01/2024 (a)	2,200,000	2,141,903
		7,866,102
Banks - 12.0%
Bank of America Corp.
5.272%, (BSBY3M + 0.430%), 05/28/2024 (b)	1,634,000	1,627,072
Citigroup, Inc.
3.352%, (3 Month LIBOR USD + 1.158%), 04/24/2025 (b)	2,557,000	2,492,476
Citizens Financial Group, Inc.
3.750%, 07/01/2024	500,000	440,641
Comerica Bank
4.000%, 07/27/2025	1,436,000	1,168,921
The Huntington National Bank
4.008%, (SOFR + 1.205%), 05/16/2025 (b)	850,000	814,197
JPMorgan Chase & Co.
3.845%, (SOFR + 0.980%), 06/07/2025 (b)	2,500,000	2,452,850
KeyBank NA
4.150%, 08/08/2025	2,100,000	1,986,152
PNC Bank NA
3.875%, 04/10/2025	2,268,000	2,193,296
M&T Bank Corp.
5.502%, (3 Month LIBOR USD + 0.680%), 07/26/2023 (b)	1,005,000	1,002,849

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Principal
	Amount	Value
Webster Financial Corp.
4.375%, 02/15/2024	$750,000	$718,555
		14,897,009
Capital Goods - 0.8%
Air Lease Corp.
0.800%, 08/18/2024	1,040,000	970,152

Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.2%
Caterpillar Financial Services Corp.
5.374%, (3 Month LIBOR USD + 0.510%), 05/15/2023 (b)	712,000	711,356
John Deere Capital Corp.
5.534%, (3 Month LIBOR USD + 0.550%), 06/07/2023 (b)	835,000	835,051
		1,546,407
Communications Equipment - 0.5%
Motorola Solutions, Inc.
4.000%, 09/01/2024	580,000	568,315

Consumer Services - 1.2%
7-Eleven, Inc.
0.800%, 02/10/2024 (a)	1,000,000	957,828
Starbucks Corp.
4.750%, 02/15/2026	600,000	603,420
		1,561,248
Diversified Financial Services - 5.0%
Equifax, Inc.
3.950%, 06/15/2023	842,000	838,597
National Rural Utilities Cooperative Finance Corp.
4.503%, (SOFR + 0.400%), 08/07/2023 (b)	2,277,000	2,270,817
Metropolitan Life Global Funding I
4.863%, (SOFR + 0.320%), 01/07/2024 (a)(b)	825,000	821,001
Morgan Stanley
6.063%, (3 Month LIBOR USD + 1.220%), 05/08/2024 (b)	2,242,000	2,242,139
		6,172,554
Health Care Equipment & Supplies - 3.5%
Roche Holdings, Inc.
4.925%, (SOFR + 0.330%), 09/11/2023 (a)(b)	950,000	950,133
Thermo Fisher Scientific, Inc.
4.722%, (SOFRINDX + 0.390%), 10/18/2023 (b)	2,050,000	2,045,832
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/2024	1,500,000	1,417,702
		4,413,667
Insurance - 20.4%
Brighthouse Financial Global Funding
5.092%, (SOFR + 0.760%), 04/12/2024 (a)(b)	3,693,000	3,647,519
Brown & Brown, Inc.
4.200%, 09/15/2024	3,453,000	3,390,378

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Principal
	Amount	Value
CNO Global Funding
1.650%, 01/06/2025 (a)	$3,000,000	$2,808,135
F&G Global Funding
0.900%, 09/20/2024 (a)	2,700,000	2,525,472
Fairfax US, Inc.
4.875%, 08/13/2024 (a)	745,000	730,944
Finial Holdings, Inc.
7.125%, 10/15/2023	1,415,000	1,430,125
Health Care Service Corp A Mutual Legal Reserve Co.
1.500%, 06/01/2025 (a)	2,000,000	1,863,508
Jackson National Life Global Funding
3.875%, 06/11/2025 (a)	718,000	681,058
Jackson Financial, Inc.
1.125%, 11/22/2023	500,000	485,196
John Hancock Life Insurance Co.
7.375%, 02/15/2024 (a)	495,000	501,488
Metropolitan Life Insurance Co.
7.875%, 02/15/2024 (a)	1,695,000	1,726,025
Nationwide Mutual Insurance Co.
7.156%, (3 Month LIBOR USD + 2.290%), 12/15/2024 (a)(b)(c)	3,000,000	2,988,491
Pacific Life Insurance Co.
7.900%, 12/30/2023 (a)	1,700,000	1,725,548
Reliance Standard Life Global Funding II
2.500%, 10/30/2024 (a)	1,000,000	956,397
		25,460,284
Multi-Utilities - 12.6%
Baltimore Gas and Electric Co.
3.350%, 07/01/2023	870,000	865,648
CenterPoint Energy, Inc.
4.655%, (SOFRINDX + 0.650%), 05/13/2024 (b)	2,473,000	2,450,742
CMS Energy Corp.
3.875%, 03/01/2024	1,845,000	1,817,511
DTE Energy Co.
4.220%, 11/01/2025	1,000,000	988,368
Florida Power & Light Co.
4.712%, (SOFRINDX + 0.380%), 01/12/2024 (b)	1,719,000	1,708,642
NSTAR Electric Co.
3.250%, 11/15/2025	805,000	759,622
PacifiCorp
3.350%, 07/01/2025	1,060,000	1,019,039
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	985,825
Public Service Electric and Gas Co.
3.000%, 05/15/2025	460,000	444,064
Public Service Electric and Gas Co.
3.050%, 11/15/2024	585,000	571,363

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Principal
	Amount	Value
Southern Co.
2.950%, 07/01/2023	$2,000,000	$1,988,083
Union Electric Co.
3.500%, 04/15/2024	1,000,000	977,171
WEC Energy Group, Inc.
4.750%, 01/09/2026	100,000	100,094
Wisconsin Electric Power Co.
3.100%, 06/01/2025	450,000	430,586
Wisconsin Public Service Corp.
5.350%, 11/10/2025	589,000	599,412
		15,706,170
Oil, Gas & Consumable Fuels - 2.2%
Atlantic City Electric Co.
3.375%, 09/01/2024	535,000	521,530
Chevron Corp.
5.773%, (3 Month LIBOR USD + 0.900%), 05/11/2023 (b)	320,000	319,996
Magellan Midstream Partners LP
3.200%, 03/15/2025	1,992,000	1,914,432
		2,755,958
Retailing - 1.6%
Genuine Parts Co.
1.750%, 02/01/2025	2,089,000	1,973,717
Specialized REITs - 1.1%
Public Storage
4.364%, (SOFR + 0.470%), 04/23/2024 (b)	1,325,000	1,318,989
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
5.900%, 10/01/2024	500,000	506,593
TOTAL CORPORATE BONDS (Cost $95,197,221)		92,727,549

MUNICIPAL BONDS - 3.8%
Colorado Bridge Enterprise
0.923%, 12/31/2023	2,000,000	1,934,098
Homewood Educational Building Authority
2.000%, 12/01/2023	620,000	606,578
Indiana Finance Authority
0.955%, 03/01/2024	450,000	433,119
Iowa Student Loan Liquidity Corp.
3.586%, 12/01/2023	1,000,000	988,463
Kentucky Housing Corp.
0.800%, 01/01/2024	350,000	338,990
Minnesota Housing Finance Agency
2.498%, 07/01/2023	245,000	243,400
North Springs Improvement District
1.000%, 05/01/2023	215,000	214,377
TOTAL MUNICIPAL BONDS (Cost $4,884,381)		4,759,025

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Sit Ultra Short ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Principal
	Amount/
	Shares	Value
U.S. GOVERNMENT AGENCY ISSUE - 5.2%
United States - 5.2%
Federal Home Loan Banks
5.500%, 11/24/2025	$1,000,000	$998,460
5.400%, 02/23/2026	2,000,000	2,001,611
5.770%, 03/02/2026	1,800,000	1,803,457
6.000%, 03/09/2026	1,650,000	1,653,028
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $6,447,260)		6,456,556

SHORT-TERM INVESTMENTS - 16.0%
U.S. Treasury Bills - 15.1%
United States Treasury Bill	10,500,000	10,452,396
United States Treasury Bill	5,000,000	4,948,785
United States Treasury Bill	3,500,000	3,425,128
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 4.64%	1,123,860	1,123,860
TOTAL SHORT TERM INVESTMETNS (Cost $19,949,992)		19,950,169

Total Investments (Cost $126,478,854) - 99.4%		123,893,299
Other Assets in Excess of Liabilities - 0.6%		771,504
TOTAL NET ASSETS - 100.0%		$124,664,803

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Restriced security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2023, the market value of these securities total $30,875,992, which represents 24.77% of total net assets.

(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2023.

(c)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2023.

(d)	The rate shown is the seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Treatments, Testing and Advancements ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.9%
Canada - 4.7%
Biotechnology - 1.0% (d)
Arbutus Biopharma Corp. (a)	51,963	$157,448
VBI Vaccines, Inc. (a)	85,744	25,980
Total Biotechnology		183,428
Life Sciences Tools & Services - 3.7%
AbCellera Biologics, Inc. (a)(b)	94,496	712,500
Total Canada		895,928

Cayman Islands - 4.2%
Biotechnology - 4.2% (d)
I-Mab - ADR (a)(b)	27,396	94,790
Zai Lab, Ltd. - ADR (a)(b)	20,931	696,165
Total Biotechnology		790,955

France - 0.8%
Pharmaceuticals - 0.8%
Sanofi - ADR (b)	2,898	157,710

Germany - 6.0%
Biotechnology - 6.0% (d)
BioNTech SE - ADR (b)	9,060	1,128,605

Japan - 0.8%
Pharmaceuticals - 0.8%
Takeda Pharmaceutical Co., Ltd. - ADR (a)	9,004	148,386

Netherlands - 2.8%
Biotechnology - 2.8% (d)
CureVac NV (a)(b)	76,144	530,724

United Kingdom - 5.4%
Biotechnology - 3.9% (d)
Immunocore Holdings PLC - ADR (a)	14,822	732,800
Pharmaceuticals - 1.5%
AstraZeneca PLC - ADR	2,120	147,149
GSK PLC - ADR	3,992	142,035
Total Pharmaceuticals		289,184
Total United Kingdom		1,021,984

United States - 75.2%
Biotechnology - 40.2% (d)
AbbVie, Inc.	894	142,477
Alnylam Pharmaceuticals, Inc. (a)	5,963	1,194,508

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Treatments, Testing and Advancements ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Altimmune, Inc. (a)	16,361	$69,043
Arcturus Therapeutics Holdings, Inc. (a)	8,890	213,093
ARS Pharmaceuticals, Inc. (a)	31,789	206,946
Assembly Biosciences, Inc. (a)	16,315	13,711
Atossa Therapeutics, Inc. (a)	42,442	30,766
BioCryst Pharmaceuticals, Inc. (a)(b)	62,568	521,817
CEL-SCI Corp. (a)(b)	14,522	33,691
Chimerix, Inc. (a)	29,405	37,050
Cue Biopharma, Inc. (a)	13,528	48,295
Dynavax Technologies Corp. (a)(b)	42,393	415,875
Emergent BioSolutions, Inc. (a)	16,647	172,463
Enanta Pharmaceuticals, Inc. (a)	7,080	286,315
Gilead Sciences, Inc.	1,734	143,870
GreenLight Biosciences Holdings PBC (a)	51,545	22,288
Gritstone bio, Inc. (a)	27,912	77,595
HilleVax, Inc. (a)(b)	10,857	179,466
Icosavax, Inc. (a)	12,961	75,174
ImmunityBio, Inc. (a)(b)	163,948	298,385
Inovio Pharmaceuticals, Inc. (a)	86,366	70,820
Invivyd, Inc. (a)	35,155	42,186
Moderna, Inc. (a)(b)	8,410	1,291,608
Novavax, Inc. (a)(b)	28,610	198,267
Ocugen, Inc. (a)	73,601	62,789
Regeneron Pharmaceuticals, Inc. (a)(b)	179	147,079
Vaxart, Inc. (a)	39,005	29,515
Vaxcyte, Inc. (a)	18,630	698,253
Vaxxinity, Inc. (a) - Class A	43,836	99,508
Vir Biotechnology, Inc. (a)	34,187	795,532
Total Biotechnology		7,618,385
Health Care Equipment & Supplies - 6.9%
Abbott Laboratories	1,345	136,195
Co-Diagnostics, Inc. (a)	9,819	14,532
Cue Health, Inc. (a)(b)	49,136	89,428
Hologic, Inc. (a)	1,724	139,127
OraSure Technologies, Inc. (a)	22,951	138,854
QuidelOrtho Corp. (a)	8,759	780,338
Total Health Care Equipment & Supplies		1,298,474
Health Care Providers & Services - 15.6%
Fulgent Genetics, Inc. (a)	9,208	287,474
Laboratory Corp. of America Holdings	4,842	1,110,852
OPKO Health, Inc. (a)	256,528	374,531
Quest Diagnostics, Inc. (b)	8,299	1,174,142
Total Health Care Providers & Services		2,946,999
Life Sciences Tools & Services - 6.0%
Adaptive Biotechnologies Corp. (a)	44,598	393,800
Bio-Rad Laboratories, Inc. - Class A (a)	1,537	736,254
Total Life Sciences Tools & Services		1,130,054

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Treatments, Testing and Advancements ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals - 6.5%
AN2 Therapeutics, Inc. (a)(b)	6,742	$66,544
Atea Pharmaceuticals, Inc. (a)	26,460	88,641
Bristol-Myers Squibb Co.	1,995	138,273
CorMedix, Inc. (a)	13,706	56,743
Eli Lilly and Co.	438	150,418
Johnson & Johnson (b)	905	140,275
Merck & Co., Inc.	1,290	137,243
Paratek Pharmaceuticals, Inc. (a)	18,339	46,581
Pfizer, Inc.	3,398	138,638
Scilex Holding Co. (a)	16,590	136,035
SIGA Technologies, Inc. (b)	23,952	137,724
Total Pharmaceuticals		1,237,115
Total United States		14,231,027
TOTAL COMMON STOCKS (Cost $33,062,550)		18,905,319

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 31.3%
ETFMG Sit Ultra Short ETF (e)	25,000	1,210,805
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	4,710,728	4,710,728
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $5,954,703)		5,921,533

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.64% (c)	48,404	48,404
TOTAL SHORT-TERM INVESTMENTS (Cost $48,404)		48,404

Total Investments (Cost $39,065,656) - 131.5%		24,875,256
Liabilities in Excess of Other Assets - (31.5)%		(5,952,499)
TOTAL NET ASSETS - 100.0%		$18,922,757

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

ETFMG Treatments, Testing and Advancements ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2023.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	As of March 31, 2023 the Fund had a significant portion of its assets in the Biotechnology Industry.

(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)

	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Treatments, Testing and Advancements ETF
ASSETS
Investments in unaffiliated securities, at value*	$1,564,394,813	$512,500,434	$123,893,299	$23,664,451
Investments in affiliated securities, at value*	41,167,370	43,588,980	—	1,210,805
Foreign currency*	—	3,481	—	—
Receivables:
Dividends and interest receivable	1,215,157	1,621,815	803,266	9,320
Securities lending income receivable	—	—	—	3,892
Total Assets	1,606,777,341	557,714,710	124,696,565	24,888,468

LIABILITIES
Collateral received for securities loaned (Note 7)	165,215,678	97,415,049	—	5,954,703
Payables:
Payable for investments purchased	—	645,852	—	—
Securities lending payable	17,243	31,827	—	—
Management fees payable	710,333	292,399	31,762	11,008
Total Liabilities	165,943,254	98,385,127	31,762	5,965,711
Net Assets	$1,440,834,087	$459,329,583	$124,664,803	$18,922,757

NET ASSETS CONSIST OF:
Paid-in Capital	$1,890,375,649	$865,148,712	$131,007,142	$46,906,613
Total Distributable Earnings (Accumulated Losses)	(449,541,562)	(405,819,129)	(6,342,339)	(27,983,856)
Net Assets	$1,440,834,087	$459,329,583	$124,664,803	$18,922,757

*Identified Cost:

Investments in unaffiliated securities	$1,703,396,834	$675,498,977	$126,478,854	$37,821,681
Investments in affiliated securities	42,317,210	45,006,517	—	1,243,975
Foreign currency	—	3,515	—	—

Shares Outstanding^	30,100,000	11,000,000	2,575,000	900,000

Net Asset Value, Offering and Redemption Price per Share	$47.87	$41.76	$48.41	$21.03

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

	ETFMG Prime Cyber Security ETF	ETFMG Prime Mobile Payments ETF	ETFMG Sit Ultra Short ETF	ETFMG Treatments, Testing and Advancements ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $67,997, $53,183, $-, $423)	$5,462,533	$1,705,272	$3	$140,376
Interest	188,965	70,733	2,255,212	2,352
Securities lending income	141,956	—	—	31,417
Total Investment Income	5,793,454	1,776,005	2,255,215	174,145

Expenses:
Management fees	4,258,171	1,866,960	185,912	77,412
Total Expenses	4,258,171	1,866,960	185,912	77,412
Net Investment Income (Loss)	1,535,283	(90,955)	2,069,303	96,733

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(27,575,540)	(34,204,964)	(567,296)	(6,331,815)
Affiliated Investments	—	—	—	—
In-Kind redemptions	24,187,929	2,937,176	—	396,138
Foreign currency and foreign currency translation	67,642	(96,093)	—	—
Net Realized Gain (Loss) on Investments and In-Kind redemptions	(3,319,969)	(31,363,881)	(567,296)	(5,935,677)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	143,155,398	81,778,809	1,204,035	6,610,887
Affiliated Investments	303,620	321,480	—	8,930
Foreign currency and foreign currency translation	(3,641)	1,655	—	—
Net change in Unrealized Appreciation (Depreciation) of Investments	143,455,377	82,101,944	1,204,035	6,619,817
Net Realized and Unrealized Gain on Investments	140,135,408	50,738,063	636,739	684,140
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$141,670,691	$50,647,108	$2,706,042	$780,873

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income	$1,535,283	$2,217,325
Net realized gain (loss) on investments and In-Kind Redemptions	(3,319,969)	11,269,378
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	143,455,377	(627,655,319)
Net increase (decrease) in net assets resulting from operations	141,670,691	(614,168,616)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(1,861,286)	(2,222,505)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(130,490,770)	(259,776,610)
Transaction Fees (See Note 1)	—	35,598
Net decrease in net assets from capital share transactions	(130,490,770)	(259,741,012)
Total increase (decrease) in net assets	9,318,635	(876,132,133)

NET ASSETS
Beginning of Period/Year	1,431,515,452	2,307,647,585
End of Period/Year	$1,440,834,087	$1,431,515,452

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	15,400,000	$864,143,480
Transaction Fees (See Note 1)	—	—	—	35,598
Shares Redeemed	(2,900,000)	(130,490,770)	(20,250,000)	(1,123,920,090)
Net Transactions in Fund Shares	(2,900,000)	$(130,490,770)	(4,850,000)	$(259,741,012)
Beginning Shares	33,000,000		37,850,000
Ending Shares	30,100,000		33,000,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment loss	$(90,955)	$(719,090)
Net realized loss on investments and In-Kind Redemptions	(31,363,881)	(120,294,623)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	82,101,944	(379,332,326)
Net increase (decrease) in net assets resulting from operations	50,647,108	(500,346,039)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(98,541,375)	(186,127,525)
Transaction Fees (See Note 1)	15,861	44,420
Net decrease in net assets from capital share transactions	(98,525,514)	(186,083,105)
Total decrease in net assets	(47,878,406)	(686,429,144)

NET ASSETS
Beginning of Period/Year	507,207,989	1,193,637,133
End of Period/Year	$459,329,583	$507,207,989

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	2,100,000	$114,795,455
Transaction Fees (See Note 1)	—	15,861	—	44,420
Shares Redeemed	(2,400,000)	(98,541,375)	(6,300,000)	(300,922,980)
Net Transactions in Fund Shares	(2,400,000)	$(98,525,514)	4,200,000	$(186,083,105)
Beginning Shares	13,400,000		17,600,000
Ending Shares	11,000,000		13,400,000

The accompanying notes are an integral part of these financial statements.

ETFMG Sit Ultra Short ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income	$2,069,303	$2,230,300
Net realized loss on investments and In-Kind Redemptions	(567,296)	(2,255,726)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	1,204,035	(4,305,127)
Net increase (decrease) in net assets resulting from operations	2,706,042	(4,330,553)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(1,939,585)	(2,064,413)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	—	(112,259,140)
Net increase (decrease) in net assets	766,457	(118,654,106)

NET ASSETS
Beginning of Period/Year	123,898,346	242,552,452
End of Period/Year	$124,664,803	$123,898,346

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—
Shares Redeemed	—	—	(2,300,000)	(112,259,140)
Net Transactions in Fund Shares	—	$—	(2,300,000)	$(112,259,140)
Beginning Shares	2,575,000		4,875,000
Ending Shares	2,575,000		2,575,000

The accompanying notes are an integral part of these financial statements.

ETFMG Treatments, Testing and Advancements ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income	$96,733	$137,898
Net realized loss on investments and In-Kind Redemptions	(5,935,677)	(5,036,064)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	6,619,817	(22,089,191)
Net increase (decrease) in net assets resulting from operations	780,873	(26,987,357)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(111,053)	(119,444)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(3,510,295)	(14,610,560)
Net decrease in net assets	(2,840,475)	(41,717,361)

NET ASSETS
Beginning of Period/Year	21,763,232	63,480,593
End of Period/Year	$18,922,757	$21,763,232

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	100,000	$2,739,590
Shares Redeemed	(150,000)	(3,510,295)	(600,000)	(17,350,150)
Net Transactions in Fund Shares	(150,000)	$(3,510,295)	(500,000)	$(14,610,560)
Beginning Shares	1,050,000		1,550,000
Ending Shares	900,000		1,050,000

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Cyber Security ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning Period/Year	$43.38	$60.97	$46.56	$37.46	$40.08	$30.11
Income (Loss) from Investment Operations:
Net investment income [1]	0.05	0.06	0.20	0.64	0.07	0.03
Net realized and unrealized gain (loss) on investments	4.50	(17.59)	14.39	9.10	(2.64)	9.94
Total from investment operations	4.55	(17.53)	14.59	9.74	(2.57)	9.97
Less Distributions:
Distributions from net investment income	(0.06)	(0.06)	(0.18)	(0.64)	(0.05)	(0.00)[2]
Total distributions	(0.06)	(0.06)	(0.18)	(0.64)	(0.05)	(0.00)[2]
Net asset value, end period/year	$47.87	$43.38	$60.97	$46.56	$37.46	$40.08
Total Return	10.50%[3]	(28.77)%	31.34%	26.75%	(6.42)%	33.16%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$1,440,834	$1,431,515	$2,307,648	$1,503,814	$1,427,200	$1,835,861

Gross Expenses to Average Net Assets	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income to Average Net Assets	0.22%[4]	0.11%	0.35%	1.50%	0.19%	0.07%
Portfolio Turnover Rate	9%[3]	51%	34%	33%	36%	41%

[1]	Calculated based on average shares outstanding during the period/year.

[2]	Per share amount is less than $0.005.

[3]	Not annualized.

[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG Prime Mobile Payments ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net Asset Value, Beginning Period/Year	$37.85	$67.82	$54.30	$46.60	$42.86	$32.57
Income (Loss) from Investment Operations:
Net investment income (loss) [1]	—	(0.04)	(0.13)	(0.04)	0.03	0.07
Net realized and unrealized gain (loss) on investments	3.91	(29.93)	13.65	7.75	3.93	10.22
Total from investment operations	3.91	(29.97)	13.52	7.71	3.96	10.29
Less Distributions:
Distributions from net investment income	—	—	—	(0.02)	(0.05)	(0.01)
Net realized gains	—	—	—	—	(0.18)	—
Total distributions	—	—	—	(0.02)	(0.23)	(0.01)
Capital Share Transactions:
Transaction fees added to paid-in capital	—	—	—	0.01	0.01	0.01
Net asset value, end period/year	$41.76	$37.85	$67.82	$54.30	$46.60	$42.86
Total Return	10.31%[2]	(44.18)%	24.91%	16.56%	9.49%	31.62%

Ratios/Supplemental Data:
Net assets at end period/year (000’s)	$459,330	$507,208	$1,193,637	$798,142	$743,198	$522,874

Gross Expenses to Average Net Assets	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets	(0.04)%[3]	(0.09)%	(0.20)%	(0.08)%	0.06%	0.16%
Portfolio Turnover Rate	12%[2]	35%	27%	19%	28%	16%

[1]	Calculated based on average shares outstanding during the period/year.

[2]	Not annualized.

[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG Sit Ultra Short ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020 [1]

Net Asset Value, Beginning Period/Year	$48.12	$49.75	$49.77	$50.00
Income from Investment Operations:
Net investment income [2]	0.80	0.51	0.39	0.86
Net realized and unrealized gain (loss) on investments	0.24	(1.63)	(0.02)	(0.27)
Total from investment operations	1.05	(1.12)	0.37	0.59
Less Distributions:
Distributions from net investment income	(0.75)	(0.51)	(0.39)	(0.82)
Total distributions	(0.75)	(0.51)	(0.39)	(0.82)
Net asset at end of period/year	$48.41	$48.12	$49.75	$49.77
Total Return	2.20%[3]	(2.29)%	0.75%[5]	1.19%[3]

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$124,665	$123,898	$242,552	$105,770

Gross Expenses to Average Net Assets	0.30%[4]	0.30%	0.30%	0.30%[4]
Net Investment Income to Average Net Assets	3.34%[4]	1.03%	0.77%	1.78%[4]
Portfolio Turnover Rate	26%[3]	70%	55%	132%[3]

[1]	Commencement of operations on October 8, 2019.

[2]	Calculated based on average shares outstanding during the period/year.

[3]	Not annualized.

[4]	Annualized.

[5]	The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The accompanying notes are an integral part of these financial statements.

ETFMG Treatments, Testing and Advancements ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020 [1]

Net Asset Value, Beginning Period/Year	$20.73	$40.96	$27.71	$25.00
Income from Investment Operations:
Net investment income [2]	0.11	0.11	0.36	0.02
Net realized and unrealized gain (loss) on investments	0.31	(20.23)	13.28	2.69
Total from investment operations	0.42	(20.12)	13.64	2.71
Less Distributions:
Distributions from net investment income	(0.12)	(0.11)	(0.39)	—
Total distributions	(0.12)	(0.11)	(0.39)	—
Net asset at end of period/year	$21.03	$20.73	$40.96	$27.71
Total Return	2.02%[3]	(49.14)%	49.43%[5]	10.82%[3]

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$18,923	$21,763	$63,481	$54,030

Gross Expenses to Average Net Assets	0.68%[4]	0.68%	0.68%	0.68%[4]
Net Investment Income to Average Net Assets	0.85%[4]	0.37%	0.98%	0.25%[4]
Portfolio Turnover Rate	39%[3]	30%	39%	41%[3]

[1]	Commencement of operations on June 17, 2020.

[2]	Calculated based on average shares outstanding during the period/year.

[3]	Not annualized.

[4]	Annualized.

[5]	The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The accompanying notes are an integral part of these financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), and ETFMG Treatments, Testing and Advancements ETF (“GERM”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Strategy
Commencement
Fund Ticker	Date	Strategy
ETFMG Prime Cyber Security ETF	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the Prime Cyber Defense Index (“Prime Cyber Index”).
ETFMG Prime Mobile Payments ETF	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Mobile Payments Index (“Prime Mobile Index”).
ETFMG Sit Ultra Short ETF	10/8/2019	Seeks to achieve its investment objective by investing in a diversified portfolio of high-quality short-term U.S. dollar denominated domestic and foreign debt securities and other instruments.
ETFMG Treatments, Testing and Advancements ETF	6/17/2020	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Treatments, Testing and Advancements Index.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Funds may invest in certain other investment companies (underlying funds). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the ETFMG Prime Mobile Payments ETF held one security that was fair valued by the Adviser.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

ETFMG Prime Cyber Security ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$1,431,899,024	$—	$—		$1,431,899,024
Short-Term Investments	9,597,321	—	—		9,597,321
ETFMG Sit Ultra Short ETF**	41,167,370	—	—		41,167,370
Investments Purchased with Securities Lending Collateral*	—	—	—		122,898,468
Total Investments in Securities	$1,482,663,715	$—	$—		$1,605,562,183

ETFMG Prime Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$459,042,369	$—	$—	(1)	$459,042,369
Short-Term Investments	1,049,533	—	—		1,049,533
ETFMG Sit Ultra Short ETF**	43,588,980	—	—		43,588,980
Investments Purchased with Securities Lending Collateral*	—	—	—		52,408,532
Total Investments in Securities	$503,680,882	$—	$—		$556,089,414

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

ETFMG Sit Ultra Short ETF
Assets^	Level 1	Level 2	Level 3	Total
Fixed Income
Coporate Bonds	$—	$92,727,549	$—	$92,727,549
Municipal Bonds	—	4,759,025	—	4,759,025
U.S. Government Agency Issues	—	6,456,556	—	6,456,556
Short-Term Investments	1,123,860	18,826,309	—	19,950,169
Total Investments in Securities	$1,123,860	$122,769,439	$—	$123,893,299

ETFMG Treatments, Testing and Advancements ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,905,319	$—	$—	$18,905,319
Short-Term Investments	48,404	—	—	48,404
ETFMG Sit Ultra Short ETF**	1,210,805	—	—	1,210,805
Investments Purchased with Securities Lending Collateral*	—	—	—	4,710,728
Total Investments in Securities	$20,164,528	$—	$—	$24,875,256

(1)	Includes security valued at $0 with a cost of $2,636,627.
^	See Schedule of Investments for classifications by country and industry.

*	Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
**	Investment was purchased with collateral.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2023, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, generally a range of three to four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

Investment Style Risk. The Funds, other than VALT, are not actively managed (“Index Funds”). Therefore, those Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Index Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Index Funds’ expenses, the Index Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility. exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate bonds. Instruments in which VALT invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The industry currently anticipates the conversion of all LIBOR based instruments to SOFR based instruments in June 2023 or sooner.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

Since 2017, the United Kingdom’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar LIBOR benchmarks, the ICE Benchmark Administration, extended the retirement date for most U.S. Dollar LIBOR rates until June 2023. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the United Kingdom, €STR in the European Union, Tonar in Japan, and in the U.S., the New York Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting VALT’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for VALT.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in each Fund’s prospectus under the heading “Principal Investment Risks.”

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

The Adviser serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Adviser bears the costs of all advisory and non- advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Prime Cyber Security ETF	0.60%
ETFMG Prime Mobile Payments ETF	0.75%
ETFMG Sit Ultra Short ETF	0.30%
ETFMG Treatments, Testing and Advancements ETF	0.68%

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Adviser has entered into an agreement with its affiliate ETFMG Financial, LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC (“Level”) serves as the index provider for HACK, IPAY, and GERM. Level is not affiliated with the Trust or the Adviser.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Adviser compensates the Administrator for these services under an administration agreement between the two parties.

The Adviser pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2023, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2023:

	Purchases	Sales
ETFMG Prime Cyber Security ETF	$134,060,190	$132,927,524
ETFMG Prime Mobile Payments ETF	69,094,153	66,614,562
ETFMG Sit Ultra Short ETF	27,961,066	55,002,864
ETFMG Treatments, Testing and Advancements ETF	9,339,150	9,273,099

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2023:

	Purchases In-	Sales In-
	Kind	Kind
ETFMG Prime Cyber Security ETF	$—	$129,470,211
ETFMG Prime Mobile Payments ETF	—	93,089,846
ETFMG Sit Ultra Short ETF	—	—
ETFMG Treatments, Testing and Advancements ETF	—	3,487,379

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

The ETFMG Sit Ultra Short ETF had purchases of $25,257,855 and sales of $6,522,928 of U.S. Government obligations during the period ended March 31, 2023.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

NOTE 7 — SECURITIES LENDING

The Funds, except for VALT, may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short- term obligations, either directly on behalf of each Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, all such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies in which a Fund may invest cash collateral can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the period ended March 31, 2023, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
	Values of	Fund
	Securities on	Collateral
Fund	Loan	Received*
ETFMG Prime Cyber Security ETF	$168,611,130	$165,215,678
ETFMG Prime Mobile Payments ETF	95,965,573	97,415,049
ETFMG Treatments, Testing and Advancements ETF	5,852,065	5,954,703

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, a money market fund with an overnight and continuous maturity, and ETFMG Sit Ultra Short ETF as shown on the Schedule of Investments.

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2022 were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ETFMG Prime
Cyber Security ETF	$1,868,170,998	$78,049,699	$(420,011,368)	$(341,961,669)
ETFMG Prime Mobile Payments ETF	862,963,244	13,634,713	(281,008,013)	(267,373,300)
ETFMG Sit Ultra Short ETF	127,216,834	600	(3,799,713)	(3,799,113)
ETFMG Treatments, Testing and Advancements ETF	49,044,863	1,429,094	(22,610,909)	(21,181,815)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-Term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	Loss	Gain (Loss)
ETFMG Prime
Cyber Security ETF	$165,733	$—	$165,733	$(247,555,031)	$(589,350,967)
ETFMG Prime Mobile Payments ETF	—	—	—	(189,092,937)	(456,466,237)
ETFMG Sit Ultra Short ETF	282,026	—	282,026	(3,591,709)	(7,108,796)
ETFMG Treatments, Testing and Advancements ETF	22,261	—	22,261	(7,494,122)	(28,653,676)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2022, the Funds had accumulated capital loss carryovers of:

	Capital Loss	Capital Loss
	Carryforward	Carryforward
	ST	LT	Expires
ETFMG Prime
Cyber Security ETF	$(151,862,041)	$(95,696,949)	Indefinite
ETFMG Prime Mobile Payments ETF	(79,451,251)	(109,196,748)	Indefinite
ETFMG Sit Ultra Short ETF	(2,899,813)	(691,896)	Indefinite
ETFMG Treatments, Testing and Advancements ETF	(4,705,635)	(2,788,487)	Indefinite

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2022.

Post-
	Late Year	October
	Ordinary	Capital
	Loss	Loss
ETFMG Prime Cyber Security ETF	$—	$—
ETFMG Prime Mobile Payments ETF	(440,991)	—
ETFMG Sit Ultra Short ETF	—	—
ETFMG Treatments, Testing and Advancements ETF	—	—

The tax charter of distributions paid during the period ended March 31, 2023, and the year ended September 30, 2022, were as follows:

	Period Ended		Year Ended
	March 31, 2023		September 30, 2022
	From	From	From	From
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
ETFMG Prime
Cyber Security ETF	$1,861,286	$—	$2,222,505	$—
ETFMG Prime Mobile Payments ETF	—	—	—	—
ETFMG Sit Ultra Short ETF	1,939,585	—	2,064,413	—
ETFMG Treatments, Testing and Advancements ETF	111,053	—	119,444	—

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Prime Cyber Security ETF

ETFMG Prime Cyber Security ETF owned the following company during the period ended March 31, 2023. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2023. Transactions during the period in this security was as follows:

					Change in
	Value at			Realized	Unrealized		Value at
	September 30,			Gain	Appreciation	Dividend	March 31,	Ending
Security Name	2022	Purchases	Sales	(Loss)(1)	(Depreciation)	Income	2023	Shares
ETFMG Sit Ultra Short ETF *	40,863,750	—	—	—	303,620	—	41,167,370	850,000

ETFMG Prime Mobile Payments ETF

ETFMG Prime Mobile Payments ETF owned the following company during the period ended March 31, 2023. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2023. Transactions during the period in this security was as follows:

					Change in
	Value at			Realized	Unrealized		Value at
	September 30,			Gain	Appreciation	Dividend	March 31,	Ending
Security Name	2022	Purchases	Sales	(Loss)(1)	(Depreciation)	Income	2023	Shares
ETFMG Sit Ultra Short ETF *	$43,267,500	$—	$—	$—	$321,480	$—	$43,588,980	900,000

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

ETFMG Treatments, Testing and Advancements ETF

ETFMG Treatments, Testing and Advancements ETF owned the following company during the period ended March 31, 2023. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2023. Transactions during the period in this security was as follows:

					Change in
	Value at			Realized	Unrealized		Value at
	September 30,			Gain	Appreciation	Dividend	March 31,	Ending
Security Name	2022	Purchases	Sales	(Loss)(1)	(Depreciation)	Income	2023	Shares
ETFMG Sit Ultra Short ETF *	$1,201,875	$—	$—	$—	$8,930	$—	$1,210,805	25,000

*Affiliate as of March 31, 2023.

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

As of March 31, 2023, 98.06% of outstanding shares of VALT were owned by affiliates.

NOTE 10 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of March 31, 2023, there were no adjustments made to the accompanying financial statements based on the above legal matters.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

ETFMG Prime Cyber Security ETF
ETFMG Prime Mobile Payments ETF
ETFMG Sit Ultra Short ETF
ETFMG Treatments, Testing and Advancements ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2023 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 23, 2023, and continued on March 29, 2023, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of:

●	the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”) and ETFMG Sit Ultra Short ETF (“VALT”) (each a “Fund” and collectively, the “Funds”); and

●	a Sub-Advisory Agreement between the Adviser and Sit Fixed Income Advisors II, LLC (the “Sub-Adviser”) with respect to VALT (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 23 and 29, 2023, and throughout the year. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, risk assessment and compliance programs and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

ETFMG Prime Cyber Security ETF
ETFMG Prime Mobile Payments ETF
ETFMG Sit Ultra Short ETF
ETFMG Treatments, Testing and Advancements ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2023 (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in -lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board, including with respect to liquidity; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to recent market volatility and uncertainty. The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements and other information about its financial commitments for the Board’s review.

The Board also considered other services provided to the Funds, such as overseeing the activities of the Sub-Adviser, as well as the Funds’ other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

With respect to VALT, the Board then considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser will be providing investment sub-advisory services to the Adviser in the form of selecting and trading portfolio securities on behalf of the Fund and selecting broker -dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board noted that it had received a copy of the Sub-Adviser’s Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the Sub-Adviser’s personnel. The Board considered the experience of the Sub-Adviser’s personnel in the financial services industry, particularly in regards to fixed-income securities. The Board also considered the quality of the Sub-Adviser’s compliance program and Code of Ethics.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Adviser, as applicable.

Historical Performance

The Board then considered the past performance of the Funds over various time periods ended December 31, 2022. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party.

ETFMG Prime Cyber Security ETF
ETFMG Prime Mobile Payments ETF
ETFMG Sit Ultra Short ETF
ETFMG Treatments, Testing and Advancements ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2023 (Unaudited) (Continued)

With respect to GERM, HACK and IPAY, which are index-based ETFs, the Board additionally reviewed information regarding each Fund’s performance as compared to its respective underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the index-based Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the process of rebalancing the Funds’ portfolios. The Board noted management’s representations that the Funds’ performance in tracking their underlying indexes was within the range of expectations. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index.

With respect to VALT, the Board considered management’s discussion of VALT’s performance, noting the effect of adverse credit market developments on the Fund’s performance.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for each of GERM, IPAY and VALT is higher than the average of median expense ratios for its peer group and that the advisory fee for HACK is slightly higher than the average and higher than the median expense ratios for its peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer funds and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with certain of the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

ETFMG Prime Cyber Security ETF
ETFMG Prime Mobile Payments ETF
ETFMG Sit Ultra Short ETF
ETFMG Treatments, Testing and Advancements ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2023 (Unaudited) (Continued)

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

The Board also reviewed the sub-advisory fee paid to the Sub -Adviser for its services to VALT under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub- adviser to VALT. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub- Adviser from its relationship with VALT was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub- Adviser’s fee is reasonable in light of the services that the Adviser and Sub-Adviser each provide to the Funds, as applicable; and (c) approved the renewal of the Agreements for another year.

ETFMG™ ETFs

EXPENSE EXAMPLES
Period Ended March 31, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

				Annualized
				Expense
				Ratio
				During the
	Beginning	Ending		Period
	Account	Account		October 1,
	Value	Value	Expenses	2022 to
	October 1,	March 31,	Paid During	March 31,
Fund Name	2022	2023	the Period^	2023
ETFMG Prime Cyber Security ETF
Actual	$1,000.00	$1,105.00	$3.15	0.60%
Hypothetical (5% annual)	1,000.00	1,021.94	3.02	0.60%
ETFMG Prime Mobile Payments ETF
Actual	1,000.00	1,103.10	3.93	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%
ETFMG Sit Ultra Short ETF
Actual	1,000.00	1,022.00	1.51	0.30%
Hypothetical (5% annual)	1,000.00	1,023.44	1.51	0.30%
ETFMG Treatments, Testing and Advancements ETF
Actual	1,000.00	1,020.20	3.42	0.68%
Hypothetical (5% annual)	1,000.00	1,021.54	3.43	0.68%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

ETFMG™ ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
March 31, 2023 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Treatments, Testing and Advancements ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF and ETFMG Sit Ultra Short ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 23, 2023, the Program Administrator provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2022 through March 1, 2023 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2022, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ETFMG™ ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014).	15	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	Independent Trustee - Absolute Shares Trust (since 2014) (4 portfolios)
Kevin Hourihan (1978)	Chief Compliance Officer (since 2022)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

ETFMG™ ETFs

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate – Private Equity, SS&C Technologies (2020-2021); Senior Accountant – Financial Services, WithumSmith+Brown, PC (2016-2020)	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	15	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little Hourse Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	15	None

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION
March 31, 2023 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income

ETFMG Prime Cyber Security ETF	100.00%
ETFMG Prime Mobile Payments ETF	0.00%
ETFMG Sit Ultra Short ETF	0.00%
ETFMG Treatments, Testing and Advancements	99.29%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Fund Name	Dividends Received Deduction

ETFMG Prime Cyber Security ETF	100.00%
ETFMG Prime Mobile Payments ETF	0.00%
ETFMG Sit Ultra Short ETF	0.00%
ETFMG Treatments, Testing and Advancements	91.44%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain

ETFMG Prime Cyber Security ETF	0.00%
ETFMG Prime Mobile Payments ETF	0.00%
ETFMG Sit Ultra Short ETF	0.00%
ETFMG Treatments, Testing and Advancements	0.00%

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION
March 31, 2023 (Unaudited) (Continued)

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF -MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

Advisor
ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association

Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2023

(Unaudited)

BlueStar Israel Technology ETF

Ticker: ITEQ

The fund is a series of ETF Managers Trust.

BlueStar Israel Technology ETF

March 31, 2023 (Unaudited)

BlueStar Israel Technology ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the BlueStar Israel Technology Exchange Traded Fund (“ITEQ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology Index (the “Index”).

Market Overview

The pace of inflation, as measured by the Consumer Price Index, showed signs of easing, and together with positive corporate earnings and the prospect of lower interest rates, resulted in improved stock performance in late 2022. Stocks and bonds also generally rallied in January, pulling back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Investor worries escalated in February with all three major U.S. stock indexes recording a loss for the month. While more broadly the first few months of 2023, have seen U.S. economic growth and a strong jobs market, macroeconomic headwinds continued to challenge stock markets during the period. Rising interest rates, supply chain disruptions, the Russia-Ukraine War, and a slowdown in global growth weighed on investor sentiment along with fears that the Fed’s monetary tightening would push the economy into a recession.

These conditions have impacted the ETFs’ performance during the period, among other factors, and the value of an investment in the ETFs. We encourage you to talk with your financial advisor and visit etfmg.com for further insight into investing in today’s markets.

Over the 6-month period ended March 31, 2023, the total return for the Fund was 5.14% while the total return for the Index was 5.49%. The difference was primarily attributable to Fund expenses that are not borne by the Index. The best performers in the Fund, on the basis of contribution to its return, were SolarEdge Technologies Inc, Amdocs Ltd, Nice Ltd, Perion Network Ltd, and Check Point Software Tech, while the worst performers were SentinelOne Inc., Novocure Ltd, ironSource Ltd, Lemonade Inc, and Elbit Systems Ltd.

During the reporting period, the Fund saw an average approximate allocation of 69.73% to the Information Technology sector, 7.29% to Health Care and 6.57% to Industrials. The portfolio holdings of the Fund were exposed predominately to Israel at 51.35% and the United States at 47.15%, followed by the Japan 0.52%.

We continue to believe that Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, use Israeli technology applications and solutions every day without ever being aware of it. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the tech industry today.

There is much ahead for Israeli Technology companies, and we are thankful you have joined us. You can find further details about ITEQ by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS. (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

2

BlueStar Israel Technology ETF

Growth of $10,000 (Unaudited)

			Since	Value of
Average Annual Returns	1 Year	5 Year	Inception	$10,000
Period Ended March 31, 2023	Return	Return	(11/2/2015)	(3/31/2023)
BlueStar Israel Technology ETF (NAV)	-17.50%	7.85%	8.92%	$18,840
BlueStar Israel Technology ETF (Market)	-17.56%	7.70%	8.90%	$18,815
S&P 500 Index	-7.73%	11.19%	11.52%	$22,442
BlueStar Israel Global Technology IndexTM	-17.45%	8.53%	9.65%	$19,789

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

3

BlueStar Israel Technology ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	Nice, Ltd. - ADR	6.68%
2	Amdocs, Ltd.	6.22%
3	Check Point Software Technologies, Ltd.	5.65%
4	SolarEdge Technologies, Inc.	5.59%
5	CyberArk Software, Ltd.	4.17%
6	Tower Semiconductor, Ltd.	3.28%
7	Wix.com, Ltd.	2.90%
8	Elbit Systems, Ltd.	2.81%
9	Novocure, Ltd.	2.35%
10	Ormat Technologies, Inc.	2.16%

	Top Ten Holdings = 41.81% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

4

BlueStar Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

ITEQ

The BlueStar Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BlueStar Israel Global Technology Index (the “Index”).

The Fund invests in Israeli companies. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.

ETF shares are not individually redeemable, and owners of the shares may acquire those shares from the Fund and tender those shares for redemption to the Fund in Creation Units only, in blocks of 50,000 shares.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with BlueStar Indexes.

5

BlueStar Israel Technology ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2023 (Unaudited)

BlueStar Israel Technology ETF

As a percent of Net Assets:
Cayman Islands	0.9%
Gibraltar	0.3
Guernsey	7.8
Israel	62.8
Jersey	3.0
United States	24.6
Short-Term and other Net Assets (Liabilities)	0.6
100.0%

6

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Cayman Islands - 0.9%
Software - 0.9% (d)
Sapiens International Corp NV	42,346	$919,755
Gibraltar - 0.3%
Hotels, Restaurants & Leisure - 0.3%
888 Holdings PLC (a)	538,188	342,907
Guernsey - 7.8%
IT Services - 7.8%
Amdocs, Ltd. (b)	84,797	8,143,057
Israel - 62.8%
Aerospace & Defense - 3.5%
Elbit Systems, Ltd. (b)	21,666	3,687,770
Communications Equipment - 2.6%
AudioCodes, Ltd.	35,775	539,487
Ceragon Networks, Ltd. (a)	195,861	327,088
Gilat Satellite Networks, Ltd. (a)(b)	88,876	455,045
Radware, Ltd. (a)	44,688	962,580
Silicom, Ltd. (a)	10,515	394,102
Total Communications Equipment		2,678,302
Diversified Financial Services - 1.8%
Plus500, Ltd.	91,357	1,906,840
Electronic Equipment, Instruments & Components - 0.5%
Innoviz Technologies, Ltd. (a)(b)	158,500	554,750
Health Care Equipment & Supplies - 3.7%
Alpha Tau Medical, Ltd. (a)	66,326	190,356
Inmode, Ltd. (a)	81,101	2,591,988
Nano-X Imaging, Ltd. (a)(b)	73,231	422,543
Sisram Medical, Ltd. (e)	378,558	678,037
Total Health Care Equipment & Supplies		3,882,924
Household Durables - 0.6%
Maytronics, Ltd.	60,916	645,906
Independent Power and Renewable Electricity Producers - 2.1%
Energix-Renewable Energies, Ltd.	254,697	712,509
Enlight Renewable Energy, Ltd. (a)	67,160	1,120,727
OY Nofar Energy, Ltd. (a)	16,123	376,163
Total Independent Power and Renewable Electricity Producers		2,209,399
Interactive Media & Services - 0.6%
Taboola.com, Ltd. (a)(b)	245,240	667,053
IT Services - 5.0%
Formula Systems 1985, Ltd.	6,611	436,615
Matrix IT, Ltd.	33,257	584,108

The accompanying notes are an integral part of these financial statements.

7

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
One Software Technologies, Ltd.	40,098	$406,990
Wix.com, Ltd. (a)(b)	38,053	3,797,690
Total IT Services		5,225,403
Machinery - 1.0%
Kornit Digital, Ltd. (a)	52,112	1,008,888
Media - 2.2%
Perion Network, Ltd. (a)	49,404	1,955,410
Tremor International, Ltd. (a)	144,767	373,597
Total Media		2,329,007
Professional Services - 1.2%
Fiverr International, Ltd. (a)	37,176	1,298,186
Semiconductors & Semiconductor Equipment - 7.7%
Camtek, Ltd. (a)	34,386	974,843
Nova, Ltd. (a)	26,078	2,724,369
Tower Semiconductor, Ltd. (a)	101,100	4,293,717
Total Semiconductors & Semiconductor Equipment		7,992,929
Software - 27.8% (d)
Cellebrite DI, Ltd. (a)(b)	88,960	541,766
Check Point Software Technologies, Ltd. (a)	56,900	7,397,000
CyberArk Software, Ltd. (a)	36,921	5,463,570
Hilan, Ltd.	14,408	597,779
JFrog, Ltd. (a)	76,950	1,515,915
Magic Software Enterprises, Ltd.	20,792	272,902
Monday.com, Ltd. (a)(b)	17,575	2,508,831
Nice, Ltd. - ADR (a)(b)	38,238	8,752,296
Pagaya Technologies, Ltd. - Class A (a)(b)	662,915	676,173
Riskified, Ltd. - Class A (a)	115,511	651,482
WalkMe, Ltd. (a)	47,701	507,539
Total Software		28,885,253
Technology Hardware, Storage & Peripherals - 2.2%
Nano Dimension, Ltd. - ADR (a)(b)	362,062	1,046,359
Stratasys, Ltd. (a)	73,792	1,219,782
Total Technology Hardware, Storage & Peripherals		2,266,141
Total Israel		65,238,751

Jersey - 3.0%
Health Care Equipment & Supplies - 3.0%
Novocure, Ltd. (a)	51,133	3,075,138
United States - 24.6%
Aerospace & Defense - 0.8%
Leonardo DRS, Inc. (a)	64,511	836,708
Auto Components - 1.9%
Mobileye Global, Inc. - Class A (a)(b)	46,880	2,028,497
Biotechnology - 0.5%
Lineage Cell Therapeutics, Inc. (a)	318,596	477,894
Pluri, Inc. (a)	1	1
Total Biotechnology		477,895

The accompanying notes are an integral part of these financial statements.

8

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Electronic Equipment, Instruments & Components - 0.6%
Vishay Precision Group, Inc. (a)	15,310	$639,346
Entertainment - 1.1%
Playtika Holding Corp. (a)	101,224	1,139,782
Independent Power & Renewable Energy - 2.7%
Ormat Technologies, Inc.	33,330	2,825,000
Insurance - 0.9%
Lemonade, Inc. (a)(b)	62,162	886,430
IT Services - 1.4%
Payoneer Global, Inc. (a)	224,205	1,408,007
Pharmaceuticals - 0.1%
Oramed Pharmaceuticals, Inc. (a)(b)	68,940	150,289
Semiconductors & Semiconductor Equipment - 7.8%
CEVA, Inc. (a)	26,195	797,114
SolarEdge Technologies, Inc. (a)(b)	24,078	7,318,508
Total Semiconductors & Semiconductor Equipment		8,115,622
Software - 6.8% (d)
LivePerson, Inc. (a)	63,991	282,200
SentinelOne, Inc. - Class A (a)(b)	171,192	2,800,701
Varonis Systems, Inc. (a)	84,270	2,191,863
Verint Systems, Inc. (a)	48,039	1,788,972
Total Software		7,063,736
Total United States		25,571,312
TOTAL COMMON STOCKS (Cost $132,322,193)		103,290,920

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	27,054,288	27,054,288
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $27,054,288)
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.64% (c)	663,281	663,281
TOTAL SHORT-TERM INVESTMENTS (Cost $663,281)		663,281
Total Investments (Cost $160,039,762) - 126.0%		131,008,489
Liabilities in Excess of Other Assets - (26.0)%		(27,058,010)
TOTAL NET ASSETS - 100.0%		$103,950,479

The accompanying notes are an integral part of these financial statements.

9

BlueStar Israel Technology ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2023.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	As of March 31, 2023 the Fund had a significant portion of its assets in the Software Industry.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At March 31, 2023, the market value of these securities total $678,037 which represents 0.65% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

10

BlueStar Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

BlueStar
Israel
Technology
ASSETS	ETF
Investments in securities, at value*	$131,008,489
Foreign currency*	5,609
Receivables:
Receivable for investments sold	6,724,143
Dividends and interest receivable	76,297
Securities lending income receivable	29,885
Total Assets	$137,844,423
LIABILITIES
Collateral received for securities loaned (Note 7)	27,054,288
Payables:
Payable for fund shares redeemed	6,771,090
Unitary fees payable	68,566
Total Liabilities	33,893,944
Net Assets	$103,950,479
NET ASSETS CONSIST OF:
Paid-in capital	$157,381,929
Total distributable earnings (accumulated losses)	(53,431,450)
Net Assets	$103,950,479
*Identified Cost:
Investments in securities	$160,039,762
Foreign currency	5,675

Shares Outstanding^	2,250,000
Net Asset Value, Offering and Redemption Price per Share	$46.20

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

11

BlueStar Israel Technology ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

BlueStar
Israel
Technology
INVESTMENT INCOME	ETF
Income:
Dividends from securities (net of foreign withholdings tax and issuance fees of $31,701)	$169,398
Interest	14,075
Securities lending income	183,786
Total Investment Income	367,259
Expenses:
Unitary Fees	424,135
Total Expenses	424,135
Net Investment Loss	(56,876)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(6,771,577)
In-Kind redemptions	3,616,627
Foreign currency and foreign currency translation	(3,242)
Net Realized Gain on Investments and In-Kind Redemptions	(3,158,192)
Net Change in Unrealized Appreciation/Depreciation of:
Unaffiliated investments	8,644,396
Foreign currency and foreign currency translation	241
Net Change in Unrealized Appreciation/Depreciation of Investments	8,644,637
Net Realized and Unrealized Gain on Investments	5,486,445
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,429,569

The accompanying notes are an integral part of these financial statements.

12

BlueStar Israel Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment loss	$(56,876)	$(144,422)
Net realized gain (loss) on investments and in-kind redemptions	(3,158,192)	8,803,413
Net change in unrealized appreciation/depreciation of investments	8,644,637	(69,063,455)
Net increase (decrease) in net assets resulting from operations	5,429,569	(60,404,464)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(17,921,950)	(14,825,280)
Net decrease in net assets	(12,492,381)	(75,229,744)

NET ASSETS
Beginning of Period/Year	116,442,860	191,672,604
End of Period/Year	$103,950,479	$116,442,860

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	50,000	$2,257,030	700,000	$42,311,335
Shares Redeemed	(450,000)	(20,178,980)	(950,000)	(57,136,615)
Net Transactions in Fund Shares	(400,000)	$(17,921,950)	(250,000)	$(14,825,280)

Beginning Shares	2,650,000		2,900,000
Ending Shares	2,250,000		2,650,000

The accompanying notes are an integral part of these financial statements.

13

BlueStar Israel Technology ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period/Year	$43.94	$66.09	$55.57	$39.92	$36.03	$31.38
Income (Loss) from Investment Operations:
Net investment income (loss) [1]	(0.02)	(0.05)	(0.01)	(0.06)	(0.04)	0.04
Net realized and unrealized gain (loss) on investments	2.28	(22.10)	10.97	15.71	4.03	4.78
Total from investment operations	2.26	(22.15)	10.96	15.65	3.99	4.82
Less Distributions:
Distributions from net investment income	—	—	(0.44)	—	(0.09)	(0.17)
Return of Capital	—	—	—	—	(0.01)	—
Total Distributions	—	—	(0.44)	—	(0.10)	(0.17)
Net asset value, end of period/year	$46.20	$43.94	$66.09	$55.57	$39.92	$36.03
Total Return	5.14%[2]	(33.52)%	19.76%	39.20%	11.17%	15.41%

Ratios/Supplemental Data:
Net Assets at end of period/year (000’s)	$103,950	$116,443	$191,673	$127,802	$73,847	$61,243
Expenses to Average Net Assets	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income (Loss) to
Average Net Assets	(0.10)%[3]	(0.10)%	(0.02)%	(0.12)%	(0.12)%	0.12%
Portfolio Turnover Rate	9%[2]	25%	21%	19%	24%	11%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

14

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

BlueStar Israel Technology ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BlueStar Israel Global Technology IndexTM (BIGITechTM” or the “Index”). The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For more information about the underlying fund’s operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

 15

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of March 31, 2023, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

 16

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2023:

BlueStar Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$103,290,920	$—	$—	$103,290,920
Short-Term Investments	663,281	—	—	663,281
Investments Purchased with Securities Lending Collateral*	—	—	—	27,054,288
Total Investments in Securities	$103,954,201	$—	$—	$131,008,489

^ See Schedule of Investments for classifications by country and industry.

* Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, generally a range of three to four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

 17

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis. Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the BlueStar Israel Technology ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

 18

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”

 19

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

The Adviser serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Adviser at an annual rate of 0.75% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Adviser has entered into an agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor to the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

The Adviser has entered into an Agreement with BlueStar Global Investors LLC (“BlueStar”), under which BlueStar agrees to sublicense the use of the Underlying Index from BlueStar Indexes for use by the Adviser and the Fund. BlueStar also provides marketing support for the Fund, including distributing marketing materials related to the Fund. BlueStar does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, BlueStar is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Adviser compensates the Administrator for these services under an administration agreement between the two parties.

The Adviser pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2023, the Fund did not incur any 12b-1 expenses.

 20

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2023:

	Purchases	Sales
BlueStar Israel Technology ETF	$10,761,923	$9,722,216

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2023:

	Purchases In- Kind	Sales In- Kind
BlueStar Israel Technology ETF	$2,241,381	$19,953,570

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2023.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations, either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, all such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies in which the Fund may invest cash collateral can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

 21

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of March 31, 2023, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
BlueStar Israel Technology ETF	$26,803,632	$27,054,288

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2022, the Fund’s most recent fiscal year end, were as follows:

Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
BlueStar Israel Technology ETF	$186,363,170	$10,069,196	$(54,372,210)	$(44,303,014)

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-Term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	(Loss)	Gain
BlueStar Israel Technology ETF	$—	$—	$—	$(14,558,005)	$(58,861,019)

As of September 30, 2022, the Fund’s most recent fiscal year end, the Fund had accumulated capital loss carryovers of:

	Capital	Capital
	Loss	Loss
	Carryover	Carryover
	ST	LT	Expires
BlueStar Israel Technology ETF	$(8,423,196)	$(6,134,402)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2022, the Fund’s most recent fiscal year end, as follows:

Later Year
BlueStar Israel Technology ETF	Ordinary Loss	Post-October Loss
	None	None

 22

BlueStar Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2023 and fiscal year ended September 30, 2022 are as follows:

	Period Ended		Year Ended
	March 31, 2023		September 30, 2022
	From	From	From	From
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
BlueStar Israel Technology ETF	$—	$—	$—	$—

NOTE 9 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of March 31, 2023, there were no adjustments made to the accompanying financial statements based on the above legal matters.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

 23

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 23, 2023, and continued on March 29, 2023, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of BlueStar Israel Technology ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 23 and 29, 2023, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment and compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board, including with respect to liquidity; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to recent market volatility and uncertainty. The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements and other information about its financial commitments for the Board’s review.

 24

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance

The Board then considered the performance of the Fund over various time periods ended December 31, 2022, including the one-year, three-year, five-year and since inception periods. The Board also considered the Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. The Board additionally reviewed the performance of the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Fund not incurred by its underlying index. The Board considered other factors that contributed to the Fund’s tracking error, including cash drag and the process of rebalancing the Fund’s portfolio. The Board noted management’s representations that the Fund’s performance in tracking its underlying index was within the range of expectations. The Board concluded that, after taking these factors into account, the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for the Fund is higher than the average and median expense ratios for its peer group. The Trustees also considered the total expense ratios of other ETFs that they considered to be comparable, based on the investment objectives and strategies of the ETFs. The Board took into consideration management’s discussion of the fees, including the research involved in the construction of the underlying index.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

 25

BlueStar Israel Technology ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information with respect to the Fund and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to partners involved with the Fund. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

 26

BlueStar Israel Technology ETF

EXPENSE EXAMPLE

Period Ended March 31, 2023 (Unaudited)

As a shareholder of BlueStar Israel Technology ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

				Annualized
				Expense
				Ratio
				During the
	Beginning	Ending		Period
	Account	Account		October 1,
	Value	Value	Expenses	2022 to
	October 1,	March 31,	Paid During	March 31,
Fund Name	2022	2023	the Period^	2023
BlueStar Israel Technology ETF
Actual	$1,000.00	$1,051.40	$3.84	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

 27

BlueStar Israel Technology ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Period Ended March 31, 2023 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the BlueStar Israel Technology ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 23, 2023, the Program Administrator provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2022 through March 1, 2023 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2022, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

 28

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income

Bluestar Israel Technology ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Fund Name	Dividends Received Deduction

Bluestar Israel Technology ETF	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Fund Name	Short-Term Capital Gain

Bluestar Israel Technology ETF	0.00%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available without charge, upon request on the SEC’s website (www.sec.gov), the Fund’s website (www.etfmgfunds.com) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on the Fund’s website www.etfmgfunds.com daily.

 29

BlueStar Israel Technology ETF

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited) (Continued)

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmgfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

 30

BlueStar Israel Technology ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014).	15	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	Independent Trustee - Absolute Shares Trust (since 2014) (4 portfolios)
Kevin Hourihan (1978)	Chief Compliance Officer (since 2022)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

 31

BlueStar Israel Technology ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate – Private Equity, SS&C Technologies (2020-2021); Senior Accountant – Financial Services, WithumSmith+Brown, PC (2016-2020).	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	15	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little House Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	15	None

 32

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2023

(Unaudited)

Etho Climate Leadership U.S. ETF

Ticker: ETHO

The fund is a series of ETF Managers Trust.

Etho Climate Leadership U.S. ETF

March 31, 2023 (Unaudited)

Etho Climate Leadership U.S. ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index – U.S. (the “Index”).

Market Overview

The pace of inflation, as measured by the Consumer Price Index, showed signs of easing and together with positive corporate results and the prospect of lower interest rates, resulted in improved stock performance in late 2022. Stocks and bonds generally rallied in January, pulling back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Investor worries escalated in February with all three major U.S. stock indexes recording a loss for the month. While more broadly the first few months of 2023 have seen U.S. economic growth and a strong jobs market, macroeconomic headwinds continued to challenge stock markets during the period. Rising interest rates, supply chain disruptions, the Russia-Ukraine War, and a slowdown in global growth weighed on investor sentiment along with fears that the Fed’s monetary tightening would push the economy into a recession.

These conditions have impacted the Fund’s performance during the period, among other factors, and the value of an investment in the Fund. We encourage you to talk with your financial advisor and visit etfmg.com for further insight into investing in today’s markets.

Performance Overview

For the 6-month period ended March 31, 2023, the total return for the Fund was 13.67% while the total return for the Index was 13.35%. The best performers in the Fund, on the basis of contribution to its return, were First Solar Inc, Rambus Inc, Pvh Corp, Nvidia Corp, and Tempur Sealy International, while the worst performers were Stem Inc, Svb Financial Group, Proterra Inc, SunPower Corp, and Enviva Inc.

During the reporting period, the Fund saw an average approximate allocation of 22.99% to the Information Technology sector, 19.90% to Industrials and 15.75% to Consumer Discretionary. The Fund invests in the United States.

As you may know, the Etho Climate Leadership U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds roughly 269 equities equally weighted (at the time of rebalance) and results in a carbon emissions profile that is, on average, 60-80% lower per dollar invested than conventional U.S. benchmark indices. ETHO avoids investment in any direct fossil fuel companies, as well as enablers of that industry, along with a series of other unsustainable industries such as Tobacco/Weapons/Gambling, etc. Equal weighting of the Fund allows for the elimination of equities that do not meet ETHO’s standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

2

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF. You can find further details about ETHO by visiting www.etfmg.com, or by calling 1- 844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

3

Etho Climate Leadership U.S. ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2023	1 Year Return	5 Year Return	Since Inception (11/18/2015)	Value of $10,000 (3/31/2023)
Etho Climate Leadership U.S. ETF (NAV)	-9.67%	9.71%	11.50%	$22,295
Etho Climate Leadership U.S. ETF (Market)	-9.74%	9.73%	11.50%	$22,304
S&P 500 Index	-7.73%	11.19%	11.72%	$22,621
Etho Climate Leadership Index - U.S.	-10.30%	9.25%	10.94%	$21,492

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

4

Etho Climate Leadership U.S. ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	First Solar, Inc.	0.81%
2	Array Technologies, Inc.	0.61%
3	Lamb Weston Holdings, Inc.	0.55%
4	Rambus, Inc.	0.50%
5	Penske Automotive Group, Inc.	0.48%
6	Tempur Sealy International, Inc.	0.45%
7	Foot Locker, Inc.	0.43%
8	H&R Block, Inc.	0.43%
9	Group 1 Automotive, Inc.	0.42%
10	AutoNation, Inc.	0.42%

	Top Ten Holdings 5.10% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

5

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

ETHO

The ETHO Climate Leadership US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index (the “Index”).

The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index — US.

To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC serves as the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. Both ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Etho Capital.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

6

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2023 (Unaudited)

Etho Climate
Leadership U.S. ETF
As a percent of Net Assets:
Bermuda	0.5%
Canada	0.4
Ireland	0.3
United States	98.1
Short-Term and other Net Assets (Liabilities)	0.7
100.0%
7

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Bermuda - 0.5%
Chemicals - 0.5%
Axalta Coating Systems, Ltd. (a)	29,366	$889,496

Canada - 0.4%
Commercial Services & Supplies - 0.4%
Waste Connections, Inc.	5,187	721,356

Ireland - 0.3%
Health Care Equipment & Supplies - 0.3%
STERIS PLC	3,000	573,840

United States - 98.1%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B (b)	3,426	664,610
Auto Components - 0.7%
Gentex Corp.	24,903	698,032
QuantumScape Corp. (a)(b)	36,108	295,363
Spruce Power Holding Corp. (a)	362,732	297,440
Total Auto Components		1,290,835
Automobiles - 0.2%
Arcimoto, Inc. (a)	5,460	7,644
Tesla, Inc. (a)	2,010	416,995
Total Automobiles		424,639
Banks - 3.3%
Amalgamated Financial Corp.	40,518	716,763
Bank of Hawaii Corp. (b)	8,762	456,325
Capitol Federal Financial, Inc.	70,327	473,301
Commerce Bancshares, Inc. (b)	10,671	622,653
Cullen/Frost Bankers, Inc. (b)	5,282	556,406
First Horizon Corp.	31,146	553,776
New York Community Bancorp, Inc. (b)	69,922	632,095
South State Corp. (b)	8,959	638,418
Truist Financial Corp.	13,021	444,016
Washington Federal, Inc. (b)	22,324	672,399
Total Banks		5,766,152
Biotechnology - 1.3%
Agios Pharmaceuticals, Inc. (a)(b)	24,797	569,587
Alnylam Pharmaceuticals, Inc. (a)	4,419	885,214
Vertex Pharmaceuticals, Inc. (a)	2,765	871,169
Total Biotechnology		2,325,970
Broadline Retail - 0.6%
Amazon.com, Inc. (a)	4,428	457,368
eBay, Inc.	12,735	565,052
Total Internet & Direct Marketing Retail		1,022,420

The accompanying notes are an integral part of these financial statements.

8

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Building Products - 2.5%
A.O. Smith Corp. (b)	11,416	$789,417
Advanced Drainage Systems, Inc. (b)	6,088	512,670
Apogee Enterprises, Inc.	15,380	665,185
Armstrong World Industries, Inc.	8,067	574,693
Fortune Brands Home & Security, Inc. (b)	9,804	575,789
Lennox International, Inc. (b)	2,818	708,108
Masterbrand, Inc. (a)	9,804	78,824
Trex Co., Inc. (a)(b)	11,047	537,657
Total Building Products		4,442,343
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	5,121	729,333
Ares Management Corp. - Class A (b)	9,040	754,298
Charles Schwab Corp.	8,615	451,254
Franklin Resources, Inc. (b)	26,299	708,495
Interactive Brokers Group, Inc. - Class A	10,985	906,922
MarketAxess Holdings, Inc. (b)	2,132	834,230
MSCI, Inc.	1,442	807,073
Northern Trust Corp. (b)	6,298	555,043
T. Rowe Price Group, Inc. (b)	4,867	549,484
Total Capital Markets		6,296,132
Commercial Services & Supplies - 3.1%
Cintas Corp.	1,705	788,870
Copart, Inc. (a)	11,505	865,292
MillerKnoll, Inc. (b)	21,218	433,908
Pitney Bowes, Inc. (b)	142,771	555,379
Republic Services, Inc.	5,474	740,194
Rollins, Inc.	20,720	777,622
Steelcase, Inc. - Class A	61,600	518,672
Waste Management, Inc.	4,591	749,113
Total Commercial Services & Supplies		5,429,050
Communications Equipment - 2.4%
Arista Networks, Inc. (a)	5,193	871,697
Ciena Corp. (a)(b)	11,904	625,198
Cisco Systems, Inc.	13,110	685,325
F5 Networks, Inc. (a)	3,453	503,068
Juniper Networks, Inc.	19,707	678,315
Motorola Solutions, Inc.	3,001	858,676
Total Communications Equipment		4,222,279
Construction & Engineering - 0.3%
Ameresco, Inc. - Class A (a)(b)	9,079	446,868
Construction Materials - 0.4%
Vulcan Materials Co.	3,947	677,147
Consumer Finance - 1.0%
Ally Financial, Inc. (b)	16,919	431,265
American Express Co.	3,879	639,841
Discover Financial Services	6,628	655,112
Total Consumer Finance		1,726,218

The accompanying notes are an integral part of these financial statements.

9

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Food & Staples Retailing - 0.8%
PriceSmart, Inc.	9,195	$657,259
Sysco Corp.	8,917	688,660
Total Food & Staples Retailing		1,345,919
Containers & Packaging - 1.2%
AptarGroup, Inc.	6,189	731,478
Avery Dennison Corp. (b)	4,184	748,644
Packaging Corp. of America (b)	4,709	653,750
Total Containers & Packaging		2,133,872
Distributors - 1.1%
Genuine Parts Co.	5,796	969,728
LKQ Corp.	16,056	911,339
Total Distributors		1,881,067
Diversified Consumer Services - 1.0%
H&R Block, Inc. (b)	28,128	991,512
Service Corp International (b)	11,057	760,500
Total Diversified Consumer Services		1,752,012
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	18,201	744,785
Verizon Communications, Inc.	14,461	562,388
Total Diversified Telecommunication Services		1,307,173
Electrical Equipment - 3.5%
Array Technologies, Inc. (a)	64,048	1,401,370
Blink Charging Co. (a)(b)	27,280	235,972
ChargePoint Holdings, Inc. (a)(b)	36,308	380,145
Eos Energy Enterprises, Inc. (a)(b)	172,688	443,808
FuelCell Energy, Inc. (a)(b)	125,318	357,156
Plug Power, Inc. (a)(b)	25,229	295,684
Rockwell Automation, Inc. (b)	2,602	763,557
Shoals Technologies Group, Inc. - Class A (a)	42,361	965,407
Stem, Inc. (a)(b)	65,561	371,731
SunPower Corp. (a)(b)	33,604	465,080
Sunrun, Inc. (a)(b)	23,767	478,905
Total Electrical Equipment		6,158,815
Electronic Equipment, Instruments & Components - 3.9%
Badger Meter, Inc. (b)	7,273	885,997
CDW Corp.	4,059	791,059
IPG Photonics Corp. (a)	6,576	810,887
Itron, Inc. (a)(b)	13,701	759,720
Keysight Technologies, Inc. (a)	4,569	737,802
Littelfuse, Inc. (b)	2,908	779,606
National Instruments Corp.	18,069	946,996
Trimble, Inc. (a)	10,005	524,462
Zebra Technologies Corp. - Class A (a)(b)	1,745	554,910
Total Electronic Equipment, Instruments & Components		6,791,439

The accompanying notes are an integral part of these financial statements.

10

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Entertainment - 1.4%
Liberty Media Corp-Liberty Formula One - Class C (a)	10,335	$773,368
Live Nation Entertainment, Inc. (a)(b)	6,135	429,450
Netflix, Inc. (a)	1,925	665,049
Walt Disney Co. (a)	5,262	526,884
Total Entertainment		2,394,751
Financial Services - 3.6%
Cannae Holdings, Inc. (a)	30,176	608,952
Fidelity National Information Services, Inc.	7,272	395,088
Fiserv, Inc. (a)	7,118	804,547
Global Payments, Inc.	5,299	557,667
Jack Henry & Associates, Inc.	3,681	554,800
MasterCard, Inc. - Class A	2,024	735,542
PayPal Holdings, Inc. (a)	6,241	473,942
TFS Financial Corp. (b)	45,332	572,543
Visa, Inc. - Class A (b)	3,267	736,577
Voya Financial, Inc. (b)	10,950	782,487
Total Financial Services		6,222,145
Food Products - 1.4%
Beyond Meat, Inc. (a)(b)	14,942	242,509
Hain Celestial Group, Inc. (a)(b)	20,983	359,858
Lamb Weston Holdings, Inc.	12,130	1,267,828
McCormick & Co., Inc.	7,280	605,769
Total Food Products		2,475,964
Ground Transportation - 1.7%
JB Hunt Transport Services, Inc. (b)	3,611	633,586
Landstar System, Inc. (b)	4,803	860,986
Old Dominion Freight Line, Inc.	2,422	825,514
U-Haul Holding Co. - Class A (b)	1,211	72,236
U-Haul Holding Co. - Class B (b)	10,901	565,217
Total Ground Transportation		2,957,539
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	1,654	552,668
Cooper Cos.	1,727	644,793
DexCom, Inc. (a)	5,643	655,604
Edwards Lifesciences Corp. (a)	6,131	507,218
IDEXX Laboratories, Inc. (a)	1,318	659,104
ResMed, Inc.	2,988	654,342
Teleflex, Inc. (b)	2,039	516,499
Total Health Care Equipment & Supplies		4,190,228
Health Care Providers & Services - 1.8%
AMN Healthcare Services, Inc. (a)	6,918	573,917
Henry Schein, Inc. (a)	8,278	674,988
Molina Healthcare, Inc. (a)	2,163	578,581
Patterson Cos, Inc.	22,706	607,840
Quest Diagnostics, Inc.	5,312	751,542
Total Health Care Providers & Services		3,186,868
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)	10,007	259,181

The accompanying notes are an integral part of these financial statements.

11

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)	306	$811,637
Chipotle Mexican Grill, Inc. (a)	455	777,272
Expedia Group, Inc. (a)	3,689	357,944
Hilton Worldwide Holdings, Inc.	4,768	671,668
Marriott International, Inc. - Class A	4,124	684,749
Total Hotels, Restaurants & Leisure		3,303,270
Household Durables - 2.1%
DR Horton, Inc. (b)	9,749	952,380
NVR, Inc. (a)	161	897,123
Tempur Sealy International, Inc. (b)	26,047	1,028,595
TopBuild Corp. (a)	3,979	828,189
Total Household Durables		3,706,287
Household Products - 0.4%
Church & Dwight Co., Inc.	7,310	646,277
Independent Power and Renewable Electricity Producers - 1.1%
Clearway Energy, Inc. - Class A	22,157	665,375
Ormat Technologies, Inc. (b)	8,847	749,960
Sunnova Energy International, Inc. (a)(b)	31,302	488,937
Total Independent Power and Renewable Electricity Producers		1,904,272
Industrial Rates - 0.3%
Prologis, Inc.	4,532	565,458
Insurance - 2.6%
Cincinnati Financial Corp. (b)	5,380	602,990
Citizens, Inc. (a)(b)	170,243	631,602
Globe Life, Inc. (b)	7,195	791,594
Hartford Financial Services Group, Inc.	10,170	708,747
MBIA, Inc. (a)	46,903	434,322
MetLife, Inc. (b)	10,430	604,314
W R Berkley Corp.	10,932	680,626
Total Insurance		4,454,195
Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A (a)	5,190	538,359
IAC, Inc. (a)	7,197	371,365
Total Interactive Media & Services		909,724
IT Services - 1.1%
Akamai Technologies, Inc. (a)	6,046	473,402
Gartner, Inc. (a)	2,426	790,317
VeriSign, Inc. (a)	3,244	685,555
Total IT Services		1,949,274
Leisure Products - 0.3%
Hasbro, Inc.	8,981	482,190
Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories, Inc. - Class A (a)	1,281	613,625
Bio-Techne Corp.	6,679	495,515
Danaher Corporation (b)	2,463	620,775
Illumina, Inc. (a)	2,064	479,983

The accompanying notes are an integral part of these financial statements.

12

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
IQVIA Holdings, Inc. (a)	3,121	$620,736
Mettler-Toledo International, Inc. (a)(b)	524	801,829
Waters Corp. (a)	2,324	719,580
West Pharmaceutical Services, Inc.	1,759	609,441
Total Life Sciences Tools & Services		4,961,484
Machinery - 3.5%
3D Systems Corp. (a)(b)	43,274	463,897
Deere & Co.	1,746	720,888
Fortive Corp. (b)	11,874	809,451
Hyliion Holdings Corp. (a)(b)	162,941	322,623
Hyzon Motors, Inc. (a)(b)	112,964	92,077
Illinois Tool Works, Inc. (b)	3,478	846,719
Lightning eMotors, Inc. (a)(b)	126,638	36,282
Microvast Holdings, Inc. (a)	107,737	133,594
Proterra, Inc. (a)(b)	95,988	145,902
Watts Water Technologies, Inc. - Class A	5,193	874,086
Westinghouse Air Brake Technologies Corp.	7,531	761,083
Xylem, Inc. (b)	8,523	892,357
Total Machinery		6,098,959
Media - 1.7%
Interpublic Group of Cos, Inc. (b)	20,762	773,178
John Wiley & Sons, Inc. - Class A (b)	13,829	536,150
Liberty Broadband Corp. - Class C (a)	5,333	435,706
New York Times Co. - Class A (b)	15,813	614,809
TEGNA, Inc.	32,533	550,133
Total Media		2,909,976
Oil, Gas & Consumable Fuels - 0.2%
Enviva, Inc. (b)	9,388	271,125
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	2,664	656,569
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	9,985	692,060
Merck & Co, Inc.	8,937	950,808
Pfizer, Inc.	14,182	578,626
Zoetis, Inc. (b)	3,842	639,462
Total Pharmaceuticals		2,860,956
Professional Services - 1.9%
Broadridge Financial Solutions, Inc.	4,680	685,948
Insperity, Inc.	7,260	882,453
Paychex, Inc.	5,362	614,432
Robert Half International, Inc.	6,392	515,003
Verisk Analytics, Inc. (b)	3,375	647,527
Total Professional Services		3,345,363
Real Estate Investment Trusts (REITs) - 2.8%
AvalonBay Communities, Inc. (b)	2,939	493,928
Camden Property Trust	4,407	462,030
Four Corners Property Trust, Inc. (b)	27,178	730,001
Gladstone Land Corp.	20,072	334,199

The accompanying notes are an integral part of these financial statements.

13

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	15,529	$444,129
Kimco Realty Corp.	29,831	582,599
Public Storage, Inc.	1,925	581,620
Regency Centers Corp.	10,318	631,256
SBA Communications Corp.	2,107	550,074
UDR, Inc. (b)	12,741	523,145
Total Real Estate Investment Trusts (REITs)		5,332,981
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Micro Devices, Inc. (a)	6,601	646,964
Analog Devices, Inc.	4,411	869,937
Applied Materials, Inc.	5,505	676,179
Broadcom, Inc.	1,164	746,753
Enphase Energy, Inc. (a)(b)	3,577	752,172
First Solar, Inc. (a)	8,619	1,874,634
Intel Corp.	14,887	486,358
KLA Corp.	1,985	792,352
Lam Research Corp. (b)	1,353	717,252
Micron Technology, Inc. (b)	9,292	560,679
NVIDIA Corp.	2,646	734,979
ON Semiconductor Corp. (a)	11,529	949,067
Power Integrations, Inc. (b)	7,825	662,308
Qorvo, Inc. (a)	5,815	590,630
Qualcomm, Inc.	4,780	609,832
Rambus, Inc. (a)(b)	22,634	1,160,219
Teradyne, Inc. (b)	6,120	657,961
Texas Instruments, Inc. (b)	3,992	742,552
Universal Display Corp. (b)	4,347	674,350
Total Semiconductors & Semiconductor Equipment		14,905,178
Software - 5.6%
Adobe Systems, Inc. (a)	1,583	610,041
Ansys, Inc. (a)	2,271	755,789
Autodesk, Inc. (a)	3,367	700,875
Cadence Design System, Inc. (a)	4,388	921,875
Dolby Laboratories, Inc. - Class A	9,294	793,893
Fortinet, Inc. (a)	10,560	701,818
Intuit, Inc.	1,504	670,528
Microsoft Corp.	2,353	678,370
NCR Corp. (a)	17,961	423,700
Paycom Software, Inc. (a)	2,084	633,557
Salesforce, Inc. (a)	3,398	678,852
ServiceNow, Inc. (a)	1,296	602,277
Tyler Technologies, Inc. (a)	1,622	575,226
Workday, Inc. - Class A (a)	3,012	622,098
Zoom Video Communications, Inc. - Class A (a)	6,156	454,559
Total Software		9,823,458
Specialty Retail - 6.1%
Advance Auto Parts, Inc.	3,545	431,107
American Eagle Outfitters, Inc. (b)	43,437	583,793

The accompanying notes are an integral part of these financial statements.

14

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
America’s Car-Mart, Inc. (a)(b)	8,959	$709,642
AutoNation, Inc. (a)(b)	7,248	973,841
Best Buy Co, Inc. (b)	8,138	636,961
EVgo, Inc. (a)(b)	56,129	437,245
Foot Locker, Inc. (b)	25,067	994,910
Group 1 Automotive, Inc. (b)	4,319	977,908
Lowe’s Cos., Inc.	3,606	721,092
Penske Automotive Group, Inc. (b)	7,779	1,103,141
Ross Stores, Inc.	8,033	852,542
TJX Cos., Inc.	12,032	942,828
Tractor Supply Co. (b)	3,122	733,795
Williams-Sonoma, Inc. (b)	5,040	613,166
Total Specialty Retail		10,711,971
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	4,145	683,511
Hewlett Packard Enterprise Co.	43,917	699,598
NetApp, Inc.	8,791	561,305
Western Digital Corporation (a)	14,539	547,684
Total Technology Hardware, Storage & Peripherals		2,492,098
Textiles, Apparel & Luxury Goods - 1.9%
Fossil Group, Inc. (a)	74,878	239,610
Hanesbrands, Inc. (b)	50,197	264,036
PVH Corp.	9,433	841,046
Ralph Lauren Corp. (b)	6,438	751,121
Tapestry, Inc. (b)	19,761	851,898
VF Corp.	13,051	298,998
Total Textiles, Apparel & Luxury Goods		3,246,709
Trading Companies & Distributors - 2.6%
Fastenal Co.	12,309	663,947
Herc Holdings, Inc. (b)	4,363	496,946
MSC Industrial Direct Co., Inc. - Class A	8,639	725,676
United Rentals, Inc.	2,031	803,789
W.W. Grainger, Inc. (b)	1,409	970,533
WESCO International, Inc.	5,545	856,924
Total Trading Companies & Distributors		4,517,815
Water Utilities - 1.5%
American States Water Co.	8,186	727,654
American Water Works Co., Inc.	4,400	644,556
California Water Service Group	12,290	715,278
Middlesex Water Co.	6,911	539,887
Total Water Utilities		2,627,375
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (a)	5,622	814,290
Total United States		171,288,890
TOTAL COMMON STOCKS (Cost $177,821,102)		173,473,582

The accompanying notes are an integral part of these financial statements.

15

Etho Climate Leadership U.S. ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 32.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	55,826,906	$55,826,906
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $55,826,906)

SHORT -TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.64% (c)	1,034,234	1,034,234
TOTAL SHORT-TERM INVESTMENTS (Cost $1,034,234)		1,034,234

Total Investments (Cost $234,682,242) - 131.9%		230,334,722
Liabilities in Excess of Other Assets - (31.9)%		(55,708,165)
TOTAL NET ASSETS - 100.0%		$174,626,557

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	This security or a portion of this security was out on loan at March 31, 2023.

(c)	The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

16

Etho Climate Leadership U.S. ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

Etho Climate Leadership U.S. ETF
ASSETS
Investments in securities, at value*	$230,334,722
Receivables:
Dividends and interest receivable	138,357
Securities lending income receivable	45,555
Total Assets	230,518,634

LIABILITIES
Collateral received for securities loaned (Note 7)	55,826,906
Payables:
Management fees payable	65,171
Total Liabilities	55,892,077
Net Assets	$174,626,557

NET ASSETS CONSIST OF:
Paid-in capital	$190,761,873
Total Distributable Earnings (Accumulated Losses)	(16,135,316)
Net Assets	$174,626,557

*Identified Cost:
Investments in securities	$234,682,242

Shares Outstanding^	3,350,000
Net Asset Value, Offering and Redemption Price per Share	$52.13

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

17

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Etho Climate Leadership U.S. ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholding tax of $512)	$1,173,513
Interest	18,261
Securities lending income	207,901
Total Investment Income	1,399,675

Expenses:
Management fees	374,151
Total Expenses	374,151
Net Investment Income	1,025,524

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(2,089,609)
In-Kind redemptions	344,438
Net Realized Loss on Investments and In-Kind Redemptions	(1,745,171)
Net Change in Unrealized Appreciation/Depreciation of:
Unaffiliated investments	21,006,968
Net Change in Unrealized Appreciation/Depreciation of Investments	21,006,968
Net Realized and Unrealized Gain on Investments	19,261,797
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,287,321

The accompanying notes are an integral part of these financial statements.

18

Etho Climate Leadership U.S. ETF

STATEMENTS OF CHANGES IN NET ASSETS

OPERATIONS	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Net investment income	$1,025,524	$1,623,659
Net realized gain (loss) on investments and In-Kind Redemptions	(1,745,171)	9,048,708
Net change in unrealized appreciation/depreciation of investments	21,006,968	(52,481,644)
Net increase (decrease) in net assets resulting from operations	20,287,321	(41,809,277)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions to Shareholders	(1,007,978)	(1,482,849)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	7,677,050	12,892,115
Net increase (decrease) in net assets	26,956,393	(30,400,011)

NET ASSETS
Beginning of Period/Year	147,670,164	178,070,175
End of Period/Year	$174,626,557	$147,670,164

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	200,000	$10,021,220	1,000,000	$57,868,130
Shares Redeemed	(50,000)	(2,344,170)	(800,000)	(44,976,015)
Net Transactions in Fund Shares	150,000	$7,677,050	200,000	$12,892,115

Beginning Shares	3,200,000		3,000,000
Ending Shares	3,350,000		3,200,000

The accompanying notes are an integral part of these financial statements.

19

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period/year

	Period
	Ended
	March 31,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period/Year	$46.15	$59.36	$44.18	$39.58	$37.50	$32.01
Income from Investment Operations:
Net Investment Income[1]	0.31	0.52	0.47	0.41	0.33	0.29
Net realized and unrealized gain
(loss) on investments	5.98	(13.26)	15.17	4.54	2.08	5.51
Total from investment operations	6.29	(12.74)	15.64	4.95	2.41	5.80
Less Distributions:
Distributions from net investment income	(0.31)	(0.47)	(0.46)	(0.35)	(0.33)	(0.29)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.31)	(0.47)	(0.46)	(0.35)	(0.33)	(0.31)
Net assets value, end of period/year	$52.13	$46.15	$59.36	$44.18	$39.58	$37.50
Total Return	13.67%[2]	(21.58)%	35.48%	12.59%	6.53%	18.16%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$174,627	$147,670	$178,070	$90,561	$53,431	$35,627
Expenses to Average Net Assets	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net Investment Income to Average
Net Assets	1.23%[3]	0.92%	0.83%	1.00%	0.88%	0.82%
Portfolio Turnover Rate	1%[2]	30%	45%	37%	41%	19%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

20

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Etho Climate Leadership U.S. ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index – U.S. (“the Index”). The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For more information about the underlying fund’s operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

21

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Fund did not hold any securities fair valued by the Adviser.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

22

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The following table presents a summary of the inputs used to value the Fund’s net assets as of March 31, 2023:

Etho Climate Leadership U.S. ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$173,473,582	$—	$—	$173,473,582
Short-Term Investments	1,034,234	—	—	1,034,234
Investments Purchased with Securities Lending Collateral*	—	—	—	55,826,906
Total Investments in Securities	$174,507,816	$—	$—	$230,334,722

^ See Schedule of Investments for classifications by sector or country.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, generally a range of three to four years from the date of filing) as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

23

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis. Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Etho Climate Leadership U.S. ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Fund is not actively managed. Therefore, the Fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Fund’s expenses, the Fund’s performance may be below that of its index.

24

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Fund’s or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”

25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 4 – MANAGEMENT AND CONTRACTS

The Adviser serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Adviser at an annual rate of 0.45% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Adviser has entered into an agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor to the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

The Adviser has entered into an Agreement with Etho Capital, LLC ( “Etho”), under which Etho agrees to sublicense the use of the Underlying Index to the Adviser. Etho also provides marketing support for the Fund. Etho does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment Adviser to the Fund.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Adviser compensates the Administrator for these services under an administration agreement between the two parties.

The Adviser pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2023, the Fund did not incur any 12b-1 expenses.

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Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2023:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$2,370,056	$2,076,107

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2023:

	Purchases In-	Sales In-
	Kind	Kind
Etho Climate Leadership U.S. ETF	$9,872,088	$2,313,568

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2023.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of March 31, 2023, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Etho Climate Leadership U.S. ETF	$55,551,303	$55,826,906

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, an investment with an overnight and continuous maturity.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2022, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Etho Climate Leadership U.S. ETF	$205,512,383	$11,876,629	$(39,447,070)	$(27,570,441)

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
Etho Climate Leadership U.S. ETF	$172,725	$—	$172,725	$(8,016,943)	$(35,414,659)

As of September 30, 2022, the Fund had accumulated capital loss carryovers of:

	Capital	Capital
	Loss	Loss
	Carryover	Carryover
	ST	LT	Expires
Etho Climate Leadership U.S. ETF	$(8,013,002)	$—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2022.

	Later Year Ordinary Loss	Post-October Loss
Etho Climate Leadership U.S. ETF	None	None

28

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the period ended March 31, 2023 and fiscal year ended September 30, 2022 are as follows:

	Period Ended March 31, 2023		Year Ended September 30, 2022
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
Etho Climate Leadership U.S. ETF	$1,007,978	$—	$1,482,849	$—

NOTE 9 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of March 31, 2023, there were no adjustments made to the accompanying financial statements based on the above legal matters.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the Financial Statements.

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Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 23, 2023, and continued on March 29, 2023, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of Etho Climate Leadership U.S. ETF (the “Fund”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund by the Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 23 and 29, 2023, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment and compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board, including with respect to liquidity; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to recent market volatility and uncertainty. The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements and other information about its financial commitments for the Board’s review.

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Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as overseeing the Fund’s service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Historical Performance

The Board then considered the performance of the Fund over various time periods ended December 31, 2022, including the one-year, three-year, five-year and since inception periods. The Board also considered the Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. The Board additionally reviewed the performance of the Fund as compared to its underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Fund than it is for actively managed funds, given the Fund’s index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Fund by focusing on the extent to which the Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error. The Board noted management’s representations that the Fund’s performance in tracking its underlying index was within the range of expectations, and the Board concluded that the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee of the Fund is slightly higher than the average expense ratio of its peer group and higher than the median expense ratio of its peer group. The Board took into consideration management’s discussion of the fees, including that the Fund has a niche investment strategy that is substantially different than the strategies of many of the funds in the peer group and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Fund.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

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Etho Climate Leadership U.S. ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information with respect to the Fund and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments received from partners involved with the Fund. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) approved the renewal of the Advisory Agreement for another year.

32

Etho Climate Leadership U.S. ETF

Expense Example

Period Ended March 31, 2023 (Unaudited)

As a shareholder of Etho Climate Leadership U.S. ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period^	Annualized Expense Ratio During the Period October 1, 2022 to March 31, 2023
Etho Climate Leadership U.S. ETF
Actual	$1,000.00	$1,136.70	$2.40	0.45%
Hypothetical (5% annual)	1,000.00	1,022.69	2.27	0.45%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

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Etho Climate Leadership U.S. ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2023 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the Etho Climate Leadership U.S. ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 23, 2023, the Program Administrator provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2022 through March 1, 2023 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2022, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income

Etho Climate Leadership U.S. ETF	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Fund Name	Dividends Received Deduction

Etho Climate Leadership U.S. ETF	100%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund were as follows:

Fund Name	Short-Term Capital Gain

Etho Climate Leadership U.S. ETF	0%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available without charge, upon request on the SEC’s website (www.sec.gov), the Fund’s website (www.etfmgfunds.com) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on the Fund’s website at www.etfmgfunds.com daily.

35

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited) (Continued)

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1- 844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmgfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

36

Etho Climate Leadership U.S. ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014).	15	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	Independent Trustee - Absolute Shares Trust (since 2014) (4 portfolios)
Kevin Hourihan (1978)	Chief Compliance Officer (since 2016)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

37

Etho Climate Leadership U.S. ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate – Private Equity, SS&C Technologies (2020-2021); Senior Accountant – Financial Services, WithumSmith+Brown, PC (2016-2020).	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	15	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little House Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	15	None

38

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2023

(Unaudited)

Wedbush ETFMG Video Game Tech ETF

Wedbush ETFMG Global Cloud Technology ETF

The funds are series of ETF Managers Trust.

Wedbush ETFMG TM ETF

March 31, 2023 (Unaudited)

Wedbush ETFMG TM ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

Market Overview

The pace of inflation, as measured by the Consumer Price Index, showed signs of easing, and together with positive corporate earnings and the prospect of lower interest rates, resulted in improved stock performance in late 2022. Stocks and bonds generally rallied in January, pulling back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Investor worries escalated in February with all three major U.S. stock indexes recording a loss for the month. While more broadly the first few months of 2023 have seen U.S. economic growth and a strong jobs market, macroeconomic headwinds continued to challenge stock markets during the period. Rising interest rates, supply chain disruptions, the Russia-Ukraine War, and a slowdown in global growth weighed on investor sentiment along with fears that the Fed’s monetary tightening would push the economy into a recession.

These conditions have impacted the ETFs’ performance during the period, among other factors, and the value of an investment in the ETFs. We encourage you to talk with your financial advisor and visit etfmg.com for further insight into investing in today’s markets.

Performance Overview

During the 6-month period ended March 31, 2023, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 27.59%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 29.13%. Below is a performance overview for each Fund for the same 6-month period, except as noted otherwise.

Wedbush ETFMG Global Cloud Technology ETF (IVES)

The Wedbush ETFMG Global Cloud Technology ETF (“IVES”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Dan Ives Global Cloud Technology Prime Index (the “Cloud Index”).

Over the period, the total return for IVES was 13.27%, while the total return for the Cloud Index was 13.89%. The best performers in IVES, on the basis of contribution to return, were Kingsoft Cloud Holdings, Open Text Corp, Sinch Ab, Okta Inc, Samsara Inc., while the worst performers were Elastic Nv, Gitlab Inc., Datadog Inc., Megaport Ltd, VNET Group Inc.

At the end of the reporting period, IVES saw an allocation of 95.46% to the Information Technology sector, 2.84% to Real Estate and 0.21% in the Communication Services sector. IVES was exposed predominately to the United States, with 52.59% of its portfolio holdings exposed to the U.S., 13.48% to Japan and 11.49% to China.

Wedbush ETFMG Video Game Tech ETF (GAMR)

The Wedbush ETFMG Video Game Tech ETF (“GAMR”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EE Fund Video Game Tech Index (the “Index”).

Over the period, the total return for GAMR was 20.05%, while the total return for the Index was 20.60%. The best performers in GAMR on the basis of contribution to return were International Games System C, Corsair Gaming Inc., Capcom Co Ltd, Bilibili Inc, Cd Projekt Sa, while the worst performers were Stillfront Group Ab, Embracer Group Ab, GREE Inc, Flowing Cloud Technology Ltd, Frontier Developments Plc.

2

At the end of the reporting period, GAMR saw an allocation of 76.83% to the Communication Services sector, 16.05% to Information Technology and 6.56% to Consumer Discretionary. GAMR was exposed predominately to the United States, with 33.90% of its portfolio holdings exposed to the U.S., 18.77% to Japan and 17.13% to Korea.

You can find further details about IVES and GAMR by visiting www.etfmg.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III

Chairman of the Board

3

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2023	1 Year Return	5 Year Return	Since Inception (3/8/2016)	Value of $10,000 (3/31/2023)
Wedbush ETFMG Global Cloud Technology ETF (NAV)	-19.70%	-0.80%	4.33%	$13,487
Wedbush ETFMG Global Cloud Technology ETF
(Market)	-20.02%	-0.90%	4.32%	$13,480
S&P 500 Index	-7.73%	11.19%	12.96%	$23,648
Dan Ives Global Cloud Technology Prime Index*	-18.96%	-0.48%	4.38%	$13,533

* On April 7, 2020, the Fund’s investment objective and principal investment strategy were substantially revised; therefore, the performance and average annual total returns shown for periods prior to April 7, 2020 is likely to have differed had the Fund’s current investment strategy been in effect during those periods. The Fund’s prior investment objective sought to provide investment results that corresponded to the performance of the Reality Shares Drone Index. The Fund began tracking the Dan Ives Global Cloud Technology Prime Index on April 7, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

4

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	ETFMG Sit Ultra Short ETF**	8.82%
2	Open Text Corp.	4.04%
3	Itochu Techno-Solutions Corp.	3.96%
4	Nice, Ltd.	3.93%
5	Elastic NV	3.56%
6	SCSK Corp.	3.38%
7	Kingsoft Cloud Holdings, Ltd. - ADR	3.23%
8	MongoDB, Inc.	2.71%
9	GDS Holdings, Ltd. - ADR	2.59%
10	Okta, Inc.	2.56%
	Top Ten Holdings 38.78% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.
	** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

5

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

 Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2023	1 Year Return	5 Year Return	Since Inception (3/8/2016)	Value of $10,000 (3/31/2023)
Wedbush ETFMG Video Game Tech ETF (NAV)	-19.75%	6.23%	14.96%	$26,772
Wedbush ETFMG Video Game Tech ETF (Market)	-19.25%	6.09%	14.94%	$26,738
S&P 500 Index	-7.73%	11.19%	12.96%	$23,648
EEFund Video Game Tech Index	-19.45%	6.80%	15.31%	$27,345

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

6

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	ETFMG Sit Ultra Short ETF**	5.99%
2	GameStop Corp. - Class A	2.46%
3	Ubisoft Entertainment SA	2.33%
4	Playtika Holding Corp.	2.25%
5	ROBLOX Corp. - Class A	2.23%
6	Capcom Co., Ltd.	2.18%
7	International Games System Co., Ltd.	2.15%
8	Activision Blizzard, Inc.	2.14%
9	Unity Software, Inc.	2.14%
10	Netmarble Corp.	2.13%
	Top Ten Holdings 26.00% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.
	** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

7

Wedbush ETFMG TM ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

IVES

The Wedbush ETFMG Global Cloud Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime Index (the “Index”).

Cloud Technology Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Technology Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Technology Companies may be adversely impacted by government regulations and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Wedbush Securities, Prime Indexes, or Level ETF Ventures.

8

GAMR

The Wedbush ETFMG Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index™ (the “Index”).

Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index™. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The EEFund Video Game Tech™ Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The index was created and is maintained by EEFund Management. You cannot invest directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial LLC, which is not affiliated with Wedbush Securities, Prime Indexes, or Level ETF Ventures.

9

Wedbush ETFMG TM ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2023 (Unaudited)

	Wedbush ETFMG Global Cloud Technology ETF	Wedbush ETFMG Video Game Tech ETF
As a percent of Net Assets:
Australia	3.3%	—%
Canada	4.9	—
Cayman Islands	11.5	12.6
France	—	3.4
Germany	1.5	—
Israel	5.2	—
Italy	—	0.4
Japan	13.5	18.8
Netherlands	4.3	—
Norway	—	—
Poland	—	2.0
Republic of Korea	0.2	17.1
Singapore	2.8	—
Sweden	2.0	4.2
Switzerland	—	0.6
Taiwan, Province of China	—	3.5
United Kingdom	1.0	2.9
United States	48.3	33.9
Virgin Islands	—	0.0 *
Exchange Traded Funds	10.7	7.0
Short-Term and other Net Assets (Liabilities)	(9.2)	(6.4)
	100.0%	100.0%

*Amount is less than 0.05%.

10

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Australia - 3.3%
IT Services - 3.3% (d)
Megaport, Ltd. (a)	32,062	$88,299
NEXTDC, Ltd. (a)	93,668	654,925
Total IT Services		743,224

Canada - 4.9%
Software - 4.9% (d)
Open Text Corp.	28,755	1,109,136

Cayman Islands - 11.5%
IT Services - 11.5% (d)
Chinasoft International, Ltd.	616,315	390,207
Chindata Group Holdings, Ltd. - ADR (a)	74,657	521,852
GDS Holdings, Ltd. - ADR (a)(b)	38,127	711,450
Kingsoft Cloud Holdings, Ltd. - ADR (a)(b)	99,860	887,755
Vnet Group, Inc. - ADR (a)	30,168	97,744
Total IT Services		2,609,008

Germany - 1.5%
Software - 1.5% (d)
Software AG	15,117	330,184

Israel - 5.2%
Software - 5.2% (d)
JFrog, Ltd. (a)	5,613	110,576
Nice, Ltd. (a)	4,824	1,080,137
Total Software		1,190,713

Japan - 13.5%
IT Services - 12.2% (d)
Hennge KK (a)	6,646	37,090
Itochu Techno-Solutions Corp.	44,331	1,086,781
Japan Business Systems, Inc.	9,942	120,704
NS Solutions Corp.	18,629	496,680
SCSK Corp.	63,633	927,357
TechMatrix Corp.	9,067	101,340
Total IT Services		2,769,952
Software - 1.3% (d)
Cybozu, Inc.	10,726	237,180
Fixer, Inc. (a)	3,200	56,035
Total Software		293,215
Total Japan		3,063,167

The accompanying notes are an integral part of these financial statements.

11

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Netherlands - 4.3%
Software - 4.3% (d)
Elastic NV (a)(b)	16,880	$977,351

Republic of Korea - 0.2%
Diversified Telecommunication Services - 0.2%
KINX, Inc.	1,000	47,164

Singapore - 2.8%
Real Estate Investment Trusts (REITs) - 2.8%
Digital Core REIT Management Pte, Ltd. (a)	228,729	101,784
Keppel DC REIT	350,334	542,297
Total Real Estate Investment Trusts (REITs)		644,081

Sweden - 2.0%
Software - 2.0% (d)
Sinch AB (a)(f)	171,821	461,544

United Kingdom - 1.0%
Software - 1.0% (d)
Bytes Technology Group PLC	49,038	234,955

United States - 48.3%
IT Services - 12.1% (d)
Cloudflare, Inc. - Class A (a)(b)	11,075	682,885
DigitalOcean Holdings, Inc. (a)(b)	5,380	210,735
Edgio, Inc. (a)	12,354	9,773
Fastly, Inc. - Class A (a)(b)	6,983	124,018
Grid Dynamics Holdings, Inc. (a)	4,160	47,674
Kyndryl Holdings, Inc. (a)	12,712	187,629
MongoDB, Inc. (a)(b)	3,188	743,187
Okta, Inc. (a)	8,140	701,994
Rackspace Technology, Inc. (a)	11,817	22,216
Unisys Corp. (a)	3,769	14,624
Total IT Services		2,744,735
Software - 30.0% (d)
8x8, Inc. (a)(b)	6,333	26,409
Alteryx, Inc. - Class A (a)	3,847	226,357
Appfolio, Inc. - Class A (a)	1,938	241,242
Appian Corp. - Class A (a)	4,040	179,295
Blackbaud, Inc. (a)(b)	2,935	203,396
Box, Inc. - Class A (a)(b)	7,942	212,766
CommVault Systems, Inc. (a)	2,519	142,928
Confluent, Inc. - Class A (a)(b)	16,033	385,914
Datadog, Inc. - Class A (a)	8,939	649,508
Domo, Inc. - Class B (a)	1,882	26,706
Dropbox, Inc. - Class A (a)	19,998	432,357
Everbridge, Inc. (a)	2,242	77,730

The accompanying notes are an integral part of these financial statements.

12

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Gitlab, Inc. - Class A (a)	8,326	$285,499
HashiCorp, Inc. - Class A (a)	10,467	306,578
Informatica, Inc. - Class A (a)	15,889	260,580
Intapp, Inc. (a)	3,563	159,765
Jamf Holding Corp. (a)	6,908	134,153
MicroStrategy, Inc. - Class A (a)	659	192,639
N-able, Inc. (a)(b)	10,145	133,914
nCino, Inc. (a)	6,210	153,884
New Relic, Inc. (a)	3,802	286,253
Nutanix, Inc. - Class A (a)	12,879	334,725
PagerDuty, Inc. (a)(b)	5,051	176,684
RingCentral, Inc. - Class A(a)	5,364	164,514
Samsara, Inc. - Class A (a)(b)	28,975	571,387
Smartsheet, Inc. - Class A (a)	7,339	350,804
SolarWinds Corp. (a)	9,104	78,294
Sumo Logic, Inc. (a)	6,811	81,596
Teradata Corp. (a)	5,610	225,971
Zeta Global Holdings Corp. - Class A (a)	11,602	125,650
Total Software		6,827,498
Technology Hardware, Storage & Peripherals - 6.2%
NetApp, Inc.	10,167	649,163
Pure Storage, Inc. - Class A (a)	16,942	432,190
Super Micro Computer, Inc. (a)	2,967	316,134
Total Technology Hardware, Storage & Peripherals		1,397,487
Total United States		10,969,720
TOTAL COMMON STOCKS (Cost $27,519,598)		22,380,247

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 20.7%
ETFMG Sit Ultra Short ETF (e)	50,000	2,421,610
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	2,279,948	2,279,948
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $4,767,898)		4,701,558

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 4.64% (c)	371,637	371,637
TOTAL SHORT-TERM INVESTMENTS (Cost $371,637)		371,637

Total Investments (Cost $32,659,133) - 120.8%		27,453,442
Liabilities in Excess of Other Assets - (20.8)%		(4,732,023)
TOTAL NET ASSETS - 100.0%		$22,721,419

The accompanying notes are an integral part of these financial statements.

13

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2023.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	As of March 31, 2023, the Fund had a significant portion of its assets invested in the Software & IT Services Industries.

(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At March 31, 2023, the market value of these securities total $461,544, which represents 2.0% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

14

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Cayman Islands - 12.6%
Entertainment - 10.9% (d)
Archosaur Games, Inc. (a)(f)	1,387,257	$1,009,088
Bilibili, Inc. - ADR (a)(b)	54,576	1,282,536
CMGE Technology Group, Ltd. (a)	715,342	210,505
HUYA, Inc. - ADR (a)	63,620	229,668
iDreamSky Technology Holdings, Ltd. (a)(f)	434,573	241,371
IGG, Inc. (a)	538,922	211,452
NetDragon Websoft Holdings, Ltd.	139,289	244,513
NetEase, Inc. - ADR (b)	4,729	418,233
Sea, Ltd. - ADR (a)	4,655	402,890
XD, Inc. (a)	352,600	1,210,534
Zengame Technology Holding, Ltd.	521,500	215,246
Total Entertainment		5,676,036
Interactive Media & Services - 1.4%
JOYY, Inc. - ADR (b)	9,135	284,829
Tencent Holdings, Ltd.	8,735	429,300
Total Interactive Media & Services		714,129
Media - 0.3%
Flowing Cloud Technology, Ltd. (a)	536,858	183,286
Total Cayman Islands		6,573,451

France - 3.4%
Entertainment - 2.7% (d)
Ubisoft Entertainment SA (a)	53,185	1,410,839
Media - 0.7%
Vivendi SE	38,854	391,877
Total France		1,802,716

Italy - 0.4%
Entertainment - 0.4% (d)
Digital Bros SpA	8,707	196,221

Japan - 18.8%
Entertainment - 15.3% (d)
Akatsuki, Inc.	13,067	218,874
Capcom Co., Ltd.	37,002	1,319,559
COLOPL, Inc.	47,437	213,650
DeNa Co., Ltd.	23,789	323,935
GungHo Online Entertainment, Inc.	16,158	294,744
Koei Tecmo Holdings Co., Ltd.	17,728	318,844
Konami Holdings Corp.	26,523	1,212,537
Mixi, Inc.	15,152	303,782
Nexon Co., Ltd.	54,264	1,289,421

The accompanying notes are an integral part of these financial statements.

15

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Nintendo Co., Ltd.	31,361	$1,211,925
Square Enix Holdings Co., Ltd.	26,546	1,271,569
Total Entertainment		7,978,840
Household Durables - 0.9%
Sony Group Corp. - ADR (a)	4,881	442,463
Interactive Media & Services - 0.4%
Gree, Inc.	39,220	203,817
Leisure Products - 1.6%
Bandai Namco Holdings, Inc.	14,424	309,447
Furyu Corp.	23,231	209,258
Sega Sammy Holdings, Inc.	17,026	322,247
Total Leisure Products		840,952
Media - 0.6%
CyberAgent, Inc.	36,432	305,944
Total Japan		9,772,016

Poland - 2.0%
Entertainment - 2.0% (d)
CD Projekt SA	39,910	1,028,331

Republic of Korea - 17.1%
Entertainment - 16.3% (d)
Com2uS Corp.	4,017	223,090
Com2uS Holdings Corp. (a)	5,526	204,171
JoyCity Corp. (a)	57,186	196,352
Kakao Games Corp. (a)	32,264	1,033,459
Krafton, Inc. (a)	9,148	1,289,440
NCSoft Corp.	3,536	1,009,044
Neowiz (a)	5,926	182,079
Netmarble Corp. (a)(f)	25,324	1,289,689
Nexon Games Co., Ltd. (a)	18,897	268,537
NHN Corp. (a)	9,104	183,919
Pearl Abyss Corp. (a)	35,948	1,277,102
Webzen, Inc. (a)	15,236	198,723
WeMade Entertainment Co., Ltd.	29,960	1,155,273
Total Entertainment		8,510,878
Hotels, Restaurants & Leisure - 0.4%
DoubleUGames Co., Ltd.	5,866	199,161
Interactive Media & Services - 0.4%
AfreecaTV Co., Ltd.	3,144	204,794
Total Republic of Korea		8,914,833

Sweden - 4.2%
Entertainment - 4.2% (d)
Embracer Group AB (a)(b)	240,311	1,122,254
Modern Times Group MTG AB - Class B (a)	30,003	217,615

The accompanying notes are an integral part of these financial statements.

16

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Paradox Interactive AB	25,034	$623,498
Stillfront Group AB (a)	110,415	213,298
Total Entertainment		2,176,665

Switzerland - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Logitech International SA (b)	5,585	324,265

Taiwan, Province of China - 3.5%
Entertainment - 2.9% (d)
Gamania Digital Entertainment Co., Ltd.	77,342	185,941
International Games System Co., Ltd.	69,347	1,302,783
Total Entertainment		1,488,724
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,388	315,152
Total Taiwan, Province of China		1,803,876

United Kingdom - 2.9%
Entertainment - 0.7% (d)
Frontier Developments PLC (a)	37,927	219,429
Team17 Group PLC (a)	37,458	175,590
Total Entertainment		395,019
IT Services - 2.2%
Keywords Studios PLC	33,256	1,131,452
Total United Kingdom		1,526,471

United States - 33.9%
Entertainment - 15.1% (d)
Activision Blizzard, Inc.	15,170	1,298,400
Electronic Arts, Inc.	10,496	1,264,243
Playtika Holding Corp. (a)	121,138	1,364,015
ROBLOX Corp. - Class A (a)(b)	30,038	1,351,109
Sciplay Corp. - Class A (a)	69,243	1,174,361
Skillz, Inc. (a)(b)	329,736	195,599
Take-Two Interactive Software, Inc. (a)	10,198	1,216,621
Total Entertainment		7,864,348
Interactive Media & Services - 2.4%
Alphabet, Inc. - Class C (a)	4,410	458,640
Meta Platforms, Inc. - Class A (a)	2,330	493,821
Ziff Davis, Inc. (a)(b)	3,836	299,400
Total Interactive Media & Services		1,251,861
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	4,353	449,621
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	4,988	488,874
Intel Corp. (b)	15,450	504,751

The accompanying notes are an integral part of these financial statements.

17

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
NVIDIA Corp.	1,682	$467,209
Qualcomm, Inc.	3,252	414,890
Total Semiconductors & Semiconductor Equipment		1,875,724
Software - 5.2%
AppLovin Corp. - Class A (a)(b)	21,789	343,177
Dolby Laboratories, Inc. - Class A	3,623	309,477
Microsoft Corp.	1,569	452,343
PTC, Inc. (a)	2,421	310,445
Unity Software, Inc. (a)(b)	40,003	1,297,697
Total Software		2,713,139
Specialty Retail - 2.9%
GameStop Corp. - Class A (a)(b)	64,691	1,489,186
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	2,767	456,278
Corsair Gaming, Inc. (a)(b)	67,654	1,241,451
Western Digital Corp. (a)	7,767	292,583
Total Technology Hardware, Storage & Peripherals		1,990,312
Total United States		17,634,191

Virgin Islands (UK) - 0.0% (h)
Interactive Media & Services - 0.0% (h)
VK Co., Ltd. - ADR (a)(g)	21,975	—
TOTAL COMMON STOCKS (Cost $61,013,594)		51,753,036

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING COLLATERAL - 17.1%
ETFMG Sit Ultra Short ETF (e)	75,000	3,632,415
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	5,256,181	5,256,181
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $9,004,028)		8,888,596

SHORT-TERM INVESTMENTS - 0.0% (h)
Money Market Funds - 0.0% (h)
First American Government Obligations Fund - Class X, 4.64% (c)	770	770
TOTAL SHORT-TERM INVESTMENTS (Cost $770)		770

Total Investments (Cost $70,018,392) - 116.5%		60,642,402
Liabilities in Excess of Other Assets - 16.5%		(8,578,846)
TOTAL NET ASSETS - 100.0%		$52,063,556

The accompanying notes are an integral part of these financial statements.

18

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2023.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	As of March 31, 2023, the Fund had a significant portion of its assets invested in the Entertainment Industry.

(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At March 31, 2023, the market value of these securities total $2,540,148, which represents 4.9% of total net assets.

(g)	Value determined using significant unobservable inputs. The value of this security totals $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.

(h)	Amount is less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

19

Wedbush ETFMG TM ETF

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

	Wedbush ETFMG Global Cloud Technology ETF	Wedbush ETFMG Video Game Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$25,031,832	$57,009,987
Investments in affiliated securities, at value*	2,421,610	3,632,415
Total Investments in securities, at value	27,453,442	60,642,402
Foreign currency*	2,938	680,142
Receivables:
Dividends and interest receivable	46,472	266,755
Securities lending income receivable	—	4,073
Total Assets	27,502,852	61,593,372

LIABILITIES
Collateral received for securities loaned (Note 7)	4,767,898	9,004,028
Payables:
Payable for investments purchased	6	493,000
Securities lending income payable	973	—
Management fees payable	12,556	32,788
Total Liabilities	4,781,433	9,529,816
Net Assets	$22,721,419	$52,063,556

NET ASSETS CONSIST OF:
Paid-in Capital	$40,201,262	$102,170,208
Total Distributable Earnings (Accumulated Losses)	(17,479,843)	(50,106,652)
Net Assets	$22,721,419	$52,063,556

*Identified Cost:

Investments in unaffiliated securities	$30,171,184	$66,270,544
Investments in affiliated securities	2,487,949	3,747,848
Foreign currency	2,910	—

Shares Outstanding^	700,000	850,000

Net Asset Value, Offering and Redemption Price per Share	$32.46	$61.25

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

20

Wedbush ETFMG TM ETF

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

	Wedbush ETFMG Global Cloud Technology ETF	Wedbush ETFMG Video Game Tech ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax and issuance fees of $6,954 and $31,744, respectively)	$66,183	$208,662
Interest	5,965	4,524
Securities lending income	9,089	48,468
Total Investment Income	81,237	261,654

Expenses:
Management fees	76,972	196,100
Total Expenses	76,972	196,100
Net Investment Income	4,265	65,554

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(1,182,622)	(9,411,144)
In-Kind redemptions	438,640	264,811
Foreign currency and foreign currency translation	(6,263)	(9,329)
Net Realized Gain (Loss) on Investments	(750,245)	(9,155,662)
Net Change in Unrealized Appreciation/Depreciation of:
Unaffiliated Investments	3,545,115	18,453,715
Affiliated Investments	17,860	26,790
Foreign currency and foreign currency translation	2,554	359
Net Change in Unrealized Appreciation/Depreciation of Investments	3,565,529	18,480,864
Net Realized and Unrealized Gain on Investments	2,815,284	9,325,202
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,819,549	$9,390,756

The accompanying notes are an integral part of these financial statements.

21

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income (loss)	$4,265	$(32,005)
Net realized gain (loss) on investments and In-Kind Redemptions	(750,245)	3,739,077
Net change in unrealized appreciation/depreciation of investments and foreign currency and foreign currency translation	3,565,529	(24,627,273)
Net increase (decrease) in net assets resulting from operations	2,819,549	(20,920,201)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(3,022,680)	(10,310,485)
Transaction Fees (See Note 1)	—	21
Net decrease in net assets from capital share transactions	(3,022,680)	(10,310,464)
Total decrease in net assets	(203,131)	(31,230,665)

NET ASSETS
Beginning of Period/Year	22,924,550	54,155,215
End of Period/Year	$22,721,419	$22,924,550

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	150,000	$6,614,280
Transaction Fees (See Note 1)	—	—	—	21
Shares Redeemed	(100,000)	(3,022,680)	(400,000)	(16,924,765)
Net Transactions in Fund Shares	(100,000)	$(3,022,680)	(250,000)	$(10,310,464)
Beginning Shares	800,000		1,050,000
Ending Shares	700,000		800,000

The accompanying notes are an integral part of these financial statements.

22

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income	$65,554	$270,337
Net realized loss on investments and In-Kind Redemptions	(9,155,662)	(12,535,657)
Net change in unrealized appreciation/depreciation of investments and foreign currency and foreign currency translation	18,480,864	(19,860,385)
Net increase (decrease) in net assets resulting from operations	9,390,756	(32,125,705)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	—	(2,457,762)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(8,333,755)	(14,860,700)
Transaction Fees (See Note 1)	5,826	17,554
Net decrease in net assets from capital share transactions	(8,327,929)	(14,843,146)
Total increase (decrease) in net assets	1,062,827	(49,426,613)

NET ASSETS
Beginning of Period/Year	51,000,729	100,427,342
End of Period/Year	$52,063,556	$51,000,729

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	50,000	$4,398,985
Transaction Fees (See Note 1)	—	5,826	—	17,554
Shares Redeemed	(150,000)	(8,333,755)	(250,000)	(19,259,685)
Net Transactions in Fund Shares	(150,000)	$(8,327,929)	(200,000)	$(14,843,146)
Beginning Shares	1,000,000		1,200,000
Ending Shares	850,000		1,000,000

The accompanying notes are an integral part of these financial statements.

23

Wedbush ETFMG TM ETF

Wedbush ETFMG Global Cloud Technology ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period/Year	$28.66	$51.58	$42.29	$35.92	$39.05	$36.14
Income (Loss) from Investment Operations:
Net investment income (loss) [1]	0.01	(0.03)	(0.03)	0.26	0.28	0.15
Net realized and unrealized gain (loss) on investments	3.79	(22.89)	9.45	6.34	(3.11)	3.08
Total from investment operations	3.80	(22.92)	9.42	6.60	(2.83)	3.23
Less Distributions:
Distributions from net investment
income	—	—	(0.13)	(0.23)	(0.30)	(0.13)
Net realized gains	—	—	—	—	—	(0.19)
Total distributions	—	—	(0.13)	(0.23)	(0.30)	(0.32)
Net asset value, end of period/year	$32.46	$28.66	$51.58	$42.29	$35.92	$39.05
Total Return	13.27%[3]	(44.44)%	22.28%	18.58%	(7.23)%	9.03%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$22,721	$22,925	$54,155	$46,515	$37,720	$50,771

Gross Expenses to Average Net Assets	0.68%[4]	0.68%	0.68%	0.71%[2]	0.75%	0.75%
Net Investment Income (Loss) to Average Net Assets	0.04%[4]	(0.09)%	(0.06)%	0.70%	0.83%	0.42%
Portfolio Turnover Rate	18%[3]	28%	14%	104%	38%	42%

1	Calculated based on average shares outstanding during the period/year.

2	Effective April 7, 2020, the Fund’s expense ratio was reduced to 0.68%.

3	Not annualized.

4	Annualized.

The accompanying notes are an integral part of these financial statements.

24

Wedbush ETFMG TM ETF

Wedbush ETFMG Video Game Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning of Period/Year	$51.00	$83.69	$67.61	$41.50	$47.49	44.37
Income (Loss) from Investment Operations:
Net investment income [1]	0.07	0.25	0.74	0.25	0.52	0.74
Net realized and unrealized gain (loss) on investments	10.17	(30.82)	15.96	26.26	(5.87)	2.98
Total from investment operations	10.24	(30.57)	16.70	26.51	(5.35)	3.72

Less Distributions:
Distributions from net investment income	—	(2.14)	(0.72)	(0.41)	(0.65)	(0.59)
Net realized gains	—	—	—	—	—	(0.03)
Total distributions	—	(2.14)	(0.72)	(0.41)	(0.65)	(0.62)

Capital Share Transactions:
Transaction fees added to paid-in capital	0.01	0.02	0.10	0.01	0.01	0.02
Net asset at end of period/year	$61.25	$51.00	$83.69	$67.61	$41.50	47.49
Total Return	20.05%[2]	(37.58)%	24.91%	64.12%	(11.26)%	8.38%

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$52,064	$51,001	$100,427	$121,699	$83,000	$130,609

Gross Expenses to Average Net Assets	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income to Average Net Assets	0.25%[3]	0.33%	0.87%	0.51%	1.22%	1.48%
Portfolio Turnover Rate	23%[2]	53%	89%	53%	38%	42%

1	Calculated based on average shares outstanding during the period/year.

2	Not annualized.

3	Annualized.

The accompanying notes are an integral part of these financial statements.

25

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Wedbush ETFMG Global Cloud Technology ETF (“IVES”) and Wedbush ETFMG Video Game Tech ETF (“GAMR”) (each a “Fund”, or collectively the “Funds”) are a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Wedbush ETFMG Global Cloud Technology ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime Index (the “Index”). The Index is designed to include the securities of companies across the globe that are: i) engaged in providing infrastructure, equipment, connectivity, data back-up and storage services, and data center management for enterprise- based software applications, or ii) engaged in providing cloud-based software platforms that enable businesses to move data and software applications onto the cloud - cloud-enabling Software as a Service (SaaS) technologies. These companies are known collectively as “Cloud Technology Companies.” The Cloud Technology Companies will have a minimum market capitalization of $200 million and a maximum market capitalization of $10 billion.

Effective April 17, 2020, the name ETFMG Video Game Tech ETF has changed to the Wedbush ETFMG Video Game Tech ETF.

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
Wedbush ETFMG Global Cloud Technology ETF	4/7/2020	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dan Ives Global Cloud Technology Prime™ Index NTR.
Wedbush ETFMG Video Game Tech ETF	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech™ Index.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

26

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Funds may invest in certain other investment companies (underlying funds). For more information about the underlying fund’s operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by the Funds may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of March 31, 2023, the Wedbush ETFMG Video Game Tech ETF held one security that was fair valued by the Adviser.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

27

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

Wedbush ETFMG Global Cloud Technology ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$22,380,247	$—	$—		$22,380,247
Short Term Investments	371,637	—	—		371,637
ETFMG Sit Ultra Short ETF**	2,421,610	—	—		2,421,610
Investments Purchased with Securities Lending Collateral*	—	—	—		2,279,948
Total Investments in Securities	$25,173,494	$—	$—		$27,453,442

Wedbush ETFMG Video Game Tech ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$51,753,036	$—	$—	(1)	$51,753,036
Short Term Investments	770	—	—		770
ETFMG Sit Ultra Short ETF**	3,632,415	—	—		3,632,415
Investments Purchased with Securities Lending Collateral*	—	—	—		5,256,181
Total Investments in Securities	$55,386,221	$—	$—		$60,642,402

(1)	Includes a security valued at $0 with a cost of $463,445.
^	See Schedule of Investments for classifications by country and industry
*	Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
**	Investment was purchased with collateral.

B.	Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

28

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds have analyzed their tax position and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2022 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, generally a range of three to four years from the date of filing) as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Funds on a quarterly basis. Net realized gains on securities of the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

29

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in Wedbush Global Cloud Technology ETF and the Wedbush Video Game Tech ETF may involve certain risks, as discussed in each Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed. Therefore, the Funds follow the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance may be below that of its index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that the Funds’ or its underlying index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Funds may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A wide spread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

30

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in each Fund’s prospectus under the heading “Principal Investment Risks.”

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”).

Wedbush Securities, Inc. (“Wedbush”) has entered into a licensing and marketing support agreement with Exchange Traded Managers Group LLC (“Parent”), the parent company of the Adviser (the “Wedbush Agreement”). Pursuant to the Wedbush Agreement, Wedbush has agreed to (i) license the name Wedbush for the use of the Adviser; (ii) consult with the Adviser and prepare educational materials, research materials, and updates on regulation of the global video gaming technology and global cloud computing ecosystem; and (iii) provide support in connection with phone calls, appearances, and written content relating to the marketing of IVES and GAMR. Wedbush will also assumes the obligation of the Adviser to pay certain expenses of IVES and GAMR. Although Wedbush has agreed to be responsible for the payment of certain expenses of IVES and GAMR, the Adviser retains the ultimate obligation to the Funds to pay such expenses.

Advisory Fees:

Wedbush ETFMG Global Cloud Technology ETF	0.68%
Wedbush ETFMG Video Game Tech ETF	0.75%

The Adviser has entered into an agreement with its affiliate, ETFMG Financial LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds.

In May, 2020, Wedbush acquired a minority, non-voting, equity interest in Parent. Wedbush is not however, an affiliate of the Funds, the Adviser, the Funds’ distributor or any of their respective affiliates. Wedbush does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. Additionally, Wedbush is not involved in the maintenance of the Index and does not otherwise act in the capacity of an index provider.

31

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Level ETF Ventures, LLC serves as the index provider for GAMR and IVES.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Adviser compensates the Administrator for these services under an administration agreement between the two parties.

The Adviser pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

Each Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Funds, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended March 31, 2023, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2023:

	Purchases	Sales
Wedbush ETFMG Global Cloud Technology ETF	$4,460,058	$4,607,225
Wedbush ETFMG Video Game Tech ETF	$12,788,404	$14,324,936

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2023:

	Purchases In-	Sales In-
	Kind	Kind
Wedbush ETFMG Global Cloud Technology ETF	$0	$2,984,591
Wedbush ETFMG Video Game Tech ETF	$0	$6,516,119

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2023.

NOTE 7 — SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations, either directly on behalf of each Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, all such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies in which a Fund may invest cash collateral can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

32

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of March 31, 2023, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
Wedbush ETFMG Global Cloud Technology ETF	$4,816,693	$4,767,898
Wedbush ETFMG Video Game Tech ETF	8,917,346	9,004,028

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, an investment with an overnight and continuous maturity, and ETFMG Sit Ultra Short ETF, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2022, the Funds’ most recent fiscal year end, were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Wedbush ETFMG Global Cloud Technology ETF	$38,309,087	$2,083,156	$(11,394,870)	$(9,311,714)
Wedbush ETFMG Video Game Tech ETF	93,159,459	770,505	(32,968,843)	(32,198,338)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

33

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of September 30, 2022, the Funds’ most recent fiscal year end, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-Term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	Loss	Gain (Loss)
Wedbush ETFMG Global Cloud
Technology ETF	$—	$—	$—	$(10,987,678)	$(20,299,392)
Wedbush ETFMG Video Game Tech ETF	—	—	—	(27,299,070)	(59,497,408)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2022, the Funds’ most recent fiscal year end, the Funds had accumulated capital loss carryovers of:

	Capital Loss	Capital Loss
	Carryforward	Carryforward
	ST	LT	Expires
Wedbush ETFMG Global Cloud Technology ETF	$(2,506,670)	$(8,370,316)	Indefinite
Wedbush ETFMG Video Game Tech ETF	(13,959,983)	(13,174,970)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2022, the Funds’ most recent fiscal year end.

		Post-
		October
	Late Year	Capital
	Ordinary Loss	Loss
Wedbush ETFMG Global Cloud Technology ETF	$(92,369)	$—
Wedbush ETFMG Video Game Tech ETF	(162,052)	—

The tax charter of distributions paid during the period ended March 31, 2023, and the year ended September 30, 2022 were as follows:

	Period Ended		Year Ended
	March 31, 2023		September 30, 2022
	From	From	From	From
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
Wedbush ETFMG Global Cloud Technology ETF	$—	$—	$—	$—
Wedbush ETFMG Video Game Tech ETF	—	—	2,457,762	—

34

Wedbush ETFMG TM ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 9 – INVESTMENTS IN AFFILIATES

Wedbush ETFMG Global Cloud Technology ETF

Wedbush ETFMG Global Cloud Technology ETF owned the following company during the period ended March 31, 2023. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2023. Transactions during the period in the security were as follows:

					Change in
	Value, at			Realized	Unrealized		Value, at
	September 30,			Gain	Appreciation	Dividend	March 31,	Ending
Security Name	2022	Purchases	Sales	(Loss)	(Depreciation)	Income	2023	Shares
ETFMG Sit Ultra Short ETF	$2,403,750	$—	$—	$—	$17,860	$—	$2,421,610	50,000

Wedbush ETFMG Video Game Tech ETF

Wedbush ETFMG Video Game Tech ETF owned the following company during the period ended March 31, 2023. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2023. Transactions during the period in the security were as follows:

					Change in
	Value, at			Realized	Unrealized		Value, at
	September 30,			Gain	Appreciation	Dividend	March 31,	Ending
Security Name	2022	Purchases	Sales	(Loss)	(Depreciation)	Income	2023	Shares
ETFMG Sit Ultra Short ETF	$3,605,625	$—	$—	$—	$26,790	$—	$3,632,415	75,000

NOTE 10 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of March 31, 2023, there were no adjustments made to the accompanying financial statements based on the above legal matters

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

35

Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 23, 2023, and continued on March 29, 2023, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of Wedbush ETFMG Global Cloud Technology ETF (“IVES”) and Wedbush ETFMG Video Game Tech ETF (“GAMR”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 23 and 29, 2023, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment and compliance programs and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in -lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board, including with respect to liquidity; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to recent market volatility and uncertainty. The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements and other information about its financial commitments for the Board’s review.

36

Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance

The Board then considered the past performance of the Funds over various time periods ended December 31, 2022, including the one-year, three- year, five-year and since inception periods. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. The Board additionally reviewed the performance of each Fund as compared to its respective underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for the Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. The Board noted that the Funds had underperformed their underlying indexes over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes. The Board considered other factors that contributed to the Funds’ tracking error, including cash drag and the process of rebalancing the Funds’ portfolios. The Board also considered that the underlying index for IVES was changed three years ago. The Board noted management’s representations that the Funds’ performance in tracking their underlying indexes was within the range of expectations. The Board concluded that, after taking these factors into account, each of the Funds satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for each of the Funds is higher than the average and median expense ratios for its respective peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

37

Wedbush ETFMG TM ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

38

Wedbush ETFMG TM ETF

Expense Example

Period Ended March 31, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

				Annualized
				Expense
				Ratio
				During the
	Beginning	Ending	Expenses	Period
	Account	Account	Paid	October 1,
	Value	Value	During	2022 to
	October 1,	March 31,	the	March 31,
Fund Name	2022	2023	Period^	2023
Wedbush ETFMG Global Cloud Technology ETF
Actual	$1,000.00	$1,132.70	$3.62	0.68%
Hypothetical (5% annual)	1,000.00	1,021.54	3.43	0.68%
Wedbush ETFMG Video Game Tech ETF
Actual	1,000.00	1,200.50	4.11	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

39

Wedbush ETFMG TM ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2023 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of Wedbush ETFMG Global Cloud Technology ETF and Wedbush ETFMG Video Game Tech ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 23, 2023, the Program Administrator provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2022 through March 1, 2023 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2022, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

40

Wedbush ETFMG TM ETF

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Wedbush ETFMG Global Cloud Technology	0.00%
Wedbush ETFMG Video Game Tech ETF	62.64%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Fund Name	Dividends Received Deduction
Wedbush ETFMG Global Cloud Technology	0.00%
Wedbush ETFMG Video Game Tech ETF	4.48%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
Wedbush ETFMG Global Cloud Technology	0.00%
Wedbush ETFMG Video Game Tech ETF	0.00%

During the year ended September 30, 2022, the Funds did not declare any long-term realized gains distributions. Pursuant to Section 853 of the Internal Revenue Code the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Gross
	Foreign	Foreign		Foreign	Shares
	Source	Taxes	Gross Foreign	Taxes	Outstanding
Fund	Income	Passthrough	Source Income	Passthrough	at 9/30/22
Wedbush ETFMG Video Game Tech ETF	770,396	93,273	0.77039600	0.09327300	1,000,000

Foreign taxes paid or withheld should be included to taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes. Shareholders are strongly advised to consult their own tax advisors with respect to their investments in the Funds.

41

Wedbush ETFMG TM ETF

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited) (Continued)

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

42

Wedbush ETFMG TM ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014).	15	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	Independent Trustee - Absolute Shares Trust (since 2014) (4 portfolios)
Kevin Hourihan (1978)	Chief Compliance Officer (since 2022)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

43

Wedbush ETFMG TM ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate – Private Equity, SS&C Technologies (2020-2021); Senior Accountant – Financial Services, WithumSmith+Brown, PC (2016-2020)	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	15	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little House Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	15	None

44

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

ETFMG Travel Tech ETF

AWAY

ETFMG 2x Daily Travel Tech ETF

AWYX

Semi-Annual Report

March 31, 2023

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG TM ETFs

March 31, 2023 (Unaudited)

ETFMG TM ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

Market Overview

The pace of inflation, as measured by the Consumer Price Index, showed signs of easing and together with positive corporate results and the prospect of lower interest rates resulted in improved stock performance in late 2022. Stocks and bonds generally rallied in January, pulling back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Investor worries escalated in February with all three major U.S. stock indexes recording a loss for the month. While more broadly the first few months of 2023 have seen U.S. economic growth and a strong jobs market, macroeconomic headwinds continued to challenge stock markets during the period. Rising interest rates, supply chain disruptions, the Russia-Ukraine War, and a slowdown in global growth weighed on investor sentiment along with fears that the Fed’s monetary tightening would push the economy into a recession.

These conditions have impacted the ETFs’ performance during the period, among other factors, and the value of an investment in the ETFs. We encourage you to talk with your financial advisor and visit etfmg.com for further insight into investing in today’s markets.

Performance Overview

During the 6-month period ended March 31, 2023, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 27.59%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 29.15%. Below is a performance overview for each Fund for the same 6-month period.

ETFMG Travel Tech ETF (AWAY)

The ETFMG Travel Tech ETF ( “AWAY”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Travel Technology Index NTR (the “Index”).

Over the fiscal period, the total return for AWAY was 9.35%, while the total return for the Index was 8.73%. The best performers in AWAY on the basis of contribution to return were Booking Holdings Inc, Webjet Ltd, Amadeus It Group Sa, Trip.Com Group Ltd, and Edreams Odigeo Sl, while the worst performers were Cvc Brasil Operadora E Agencia, Lyft Inc., MakeMyTrip Ltd, Sabre Corp, and Swvl Holdings Corp.

At the end of the reporting period, AWAY saw an average approximate allocation of 77.22% to Consumer Discretionary, 9.42% to Industrials and 6.29% to Communication Services. AWAY was exposed predominately to the United States at 36.52%, 13.26% to Canada and 11.37% to Australia.

ETFMG 2x Daily Travel Tech ETF (AWYX) Operational Review

The discussion below relates to the performance of AWYX ( “AWYX”) for the 6-month period ending, March 31, 2023. AWYX is leveraged and seeks daily investment results, before fees and expenses, of 200% of the performance of the Index.

AWYX, as stated above, seeks daily investment results. It does not seek to track a multiple of the Index for periods of longer than one day and the performance of AWYX over longer periods may not correlate to the Index performance. AWYX should not be held by investors for long periods and should be used as short-term trading vehicles. AWYX is not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments. AWYX attempts to provide investment results that correlate to 200% of the return of the Index, meaning AWYX attempts to move in the same direction as the Index. In seeking to achieve the ETF’s daily investment results, ETF Managers Group LLC (the “Adviser”) relies upon quantitative analysis to generate orders resulting in repositioning the investments of AWYX in accordance with its daily investment objective. Using this approach, the Adviser determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with the objective of AWYX. As a consequence, if AWYX is performing as designed, the return of the Index will dictate the return for AWYX. AWYX pursues its investment objective regardless of market conditions and does not take defensive positions. AWYX has a clearly articulated goal which requires it to seek economic exposure significantly in excess of its net assets. To meet its objectives, AWYX invests in some combination of financial instruments, including derivatives. AWYX invests significantly in derivatives, including swap agreements. The Adviser uses these types of investments to produce economically “leveraged” investment results. Leveraging allows the Adviser to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of AWYX.

 2

AWYX may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of AWYX. The use of derivatives may expose AWYX to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because AWYX seeks daily investment results of the Index, a comparison of the return of AWYX to the Index does not provide an indication of whether AWYX has met its investment objective. To determine if AWYX has met its daily investment goals, the Adviser performs quantitative analysis seeking to determine the expected performance of AWYX as compared to the Index. The quantitative analysis includes predictive models as well as stress-testing and back-testing.

Factors Affecting Performance of AWYX:

Leverage – AWYX seeks daily investment results (before fees and expenses) of 200% of the performance of the Index. The use of leverage magnifies gains or losses and increases the investment’s risk and volatility.

Index Performance – The daily performance of the Index, and the factors and market conditions implicitly affecting the Index, are the primary factors driving AWYX performance. Given the daily goals, the daily Index returns are most important. The market conditions that affected the Index during the past year are described in the Performance Overview section.

Volatility and Compounding – The goal of AWYX is to provide the specified multiple of the daily return of the Index. Over periods longer than a single day, AWYX should not be expected to provide the multiple of the return of the Index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of AWYX over longer periods are greater or less than the daily stated goal of AWYX. Periods of high volatility that lack a clear trend hurt the performance of AWYX while trending, low volatility markets enhance the performance of AWYX.

Cost of Financing – In order to attain leveraged or inverse leveraged exposure, AWYX receives OBFR plus or minus a spread as applied to the borrowed portion of the exposure of AWYX. The spread varies by counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. An increase in interest rates which affects the cost of financing will further impact the performance and ability of AWYX to track the Index.

 3

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in the AWYX prospectus and may be higher than many traditional index funds’ fees, which cause a greater negative impact on AWYX performance. Transactions costs are not included in the expense ratio of AWYX. AWYX transaction costs can be higher due to the use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

ETFMG 2x Daily Travel Tech ETF (AWYX) Performance Review

The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023. AWYX seeks to provide daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period. Over the reporting period, the Index had a total return of 8.73% and had volatility of 25.52%. Given the daily investment objectives of AWYX and the path dependency of returns for longer periods, the return of the Index for the reporting period alone should not generate expectations of AWYX performance for the same period. AWYX returned 7.51% for the reporting period and had volatility of 54.61%. For the reporting period AWYX had an average daily volume of 425 shares and an average daily statistical correlation of 93.84% to the return of the Index

You can find further details about AWAY and AWYX by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

 4

ETFMG TM ETFs

ETFMG Travel Tech ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2023	1 Year Return	Since Inception (2/12/2020)	Value of $10,000 (3/31/2023)
ETFMG Travel Tech ETF (NAV)	-27.01%	-11.01%	$6,941
ETFMG Travel Tech ETF (Market)	-27.07%	-11.05%	$6,931
S&P 500 Index	-7.73%	8.20%	$12,800
Prime Travel Technology Index GTR	-27.47%	-11.19%	$6,896
Prime Travel Technology Index NTR	-27.48%	-11.20%	$6,893

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on February 12, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

 5

  ETFMG TM ETFs

  ETFMG Travel Tech ETF

  Top Ten Holdings as of March 31, 2023 (Unaudited)*

		% of Total
	Security	Investments
1	Booking Holdings, Inc.	4.07%
2	Airbnb, Inc. - Class A	4.03%
3	Uber Technologies, Inc.	3.73%
4	Tongcheng Travel Holdings, Ltd.	3.71%
5	Amadeus IT Group SA	3.67%
6	Expedia Group, Inc.	3.65%
7	Corporate Travel Management, Ltd.	3.61%
8	Webjet, Ltd.	3.58%
9	Trip.com Group, Ltd. - ADR	3.50%
10	Trainline PLC	3.42%
	Top Ten Holdings = 36.97% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

 6

ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2023	1 Year Return	Since Inception (6/15/2021)	Value of $10,000 (3/31/2023)
ETFMG 2x Daily Travel Tech ETF (NAV)	-56.35%	-55.59%	$2,335
ETFMG 2x Daily Travel Tech ETF (Market)	-56.40%	-55.44%	$2,350
S&P 500 Index	-7.73%	-0.27%	$9,952
Prime Travel Technology Index GTR	-27.47%	-27.46%	$5,626
Prime Travel Technology Index NTR	-27.48%	-27.46%	$5,626

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 15, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

 7

ETFMG TM ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

AWAY

The ETFMG Travel Tech ETF (the “Fund” or the “Travel Tech ETF”) seeks investment results that correspond generally to the price and yield, before fund fees and expenses, of the Prime Travel Technology Index (the “Index”).

Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is distributed by ETFMG Financial, which is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

 8

AWYX

Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Investing in an ETFMG 2x Daily Leveraged ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The ETFMG 2x Daily Leveraged ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment.

The use of derivatives such as swaps are subject to additional risks that may cause prices to fluctuate over time and include the effects of compounding, market volatility, leverage risk, aggressive investment techniques risk, counterparty risk, and intra- day investment risk. Please see the summary and full prospectuses for a more complete description of these and other risks of investing in the Fund.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history. ETF Managers Group LLC is the investment advisor to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

 9

ETFMG TM ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2023 (Unaudited)

	ETFMG Travel Tech ETF	ETFMG 2x Daily Travel Tech ETF
As a percent of Net Assets:
Australia	11.4%	—%
Cayman Islands	9.5	—
China	3.7	—
Japan	8.4	—
Mauritius	3.9	—
Netherlands	2.4	—
Republic of Korea	3.6	—
Spain	8.0	—
United Kingdom	8.0	—
United States	36.5	—
Virgin Islands	2.1	—
Short-Term and other Net Assets (Liabilities)	2.5	100.0
	100.0%	100.0%

 10

ETFMG TM ETFs

ETFMG Travel Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 11.4%
Hotels, Restaurants & Leisure - 8.4% (d)
Corporate Travel Management, Ltd.	481,877	$5,820,533
Webjet, Ltd. (a)	1,230,362	5,773,490
Total Hotels, Restaurants & Leisure		11,594,023
Software - 3.0%
SiteMinder, Ltd. (a)	1,782,956	4,087,927
Total Australia		15,681,950

Cayman Islands - 9.5%
Hotels, Restaurants & Leisure - 9.5% (d)
Tongcheng Travel Holdings, Ltd. (a)	2,748,788	5,980,879
Trip.com Group, Ltd. - ADR (a)	150,031	5,651,668
Tuniu Corp. - ADR (a)(b)	808,861	1,512,570
Total Hotels, Restaurants & Leisure		13,145,117

China - 3.7%
Hotels, Restaurants & Leisure - 3.7% (d)
TravelSky Technology, Ltd.	2,748,048	5,132,089

Japan - 8.4%
Hotels, Restaurants & Leisure - 8.4% (d)
Adventure, Inc. (b)	49,121	3,755,060
AirTrip Corp.	145,303	2,868,305
Open Door, Inc. (a)(b)	203,512	2,384,972
Temairazu, Inc.	42,316	1,507,472
Veltra Corp. (a)	230,477	1,112,678
Total Hotels, Restaurants & Leisure		11,628,487

Mauritius - 3.9%
Hotels, Restaurants & Leisure - 3.9% (d)
MakeMyTrip, Ltd. (a)	221,399	5,417,634

Netherlands - 2.4%
Interactive Media & Services - 2.4%
Trivago NV - ADR (a)	2,220,465	3,352,902

Republic of Korea - 3.6%
Hotels, Restaurants & Leisure - 3.6% (d)
Hana Tour Service, Inc. (a)	106,456	4,988,145

Spain - 8.0%
Hotels, Restaurants & Leisure - 8.0% (d)
Amadeus IT Group SA (a)	88,459	5,915,302
eDreams ODIGEO SA (a)	830,617	5,098,573
		11,013,875

The accompanying notes are an integral part of these financial statements.

 11

ETFMG TM ETFs

ETFMG Travel Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value

United Kingdom - 8.0%
Hotels, Restaurants & Leisure - 6.3% (d)
Hostelworld Group PLC (a)(f)	777,162	$1,261,652
On the Beach Group PLC (a)(f)	1,077,631	1,908,959
Trainline PLC (a)(f)	1,797,495	5,516,836
Total Hotels, Restaurants & Leisure		8,687,447
Software - 1.7%
accesso Technology Group PLC (a)	267,526	2,290,327
Total United Kingdom		10,977,774

United States - 36.5%
Ground Transportation - 8.3%
Lyft, Inc. - Class A (a)	583,099	5,405,328
Uber Technologies, Inc. (a)(b)	189,724	6,014,250
Total Ground Transportation		11,419,578
Hotels, Restaurants & Leisure - 23.2% (d)
Airbnb, Inc. - Class A (a)(b)	52,229	6,497,288
Booking Holdings, Inc. (a)(b)	2,479	6,575,323
Expedia Group, Inc. (a)(b)	60,642	5,884,093
Global Business Travel Group I (a)(b)	751,324	4,981,278
Mondee Holdings, Inc. (a)(g)	278,738	3,110,716
Sabre Corp. (a)(b)	1,162,212	4,985,889
Total Hotels, Restaurants & Leisure		32,034,587
Interactive Media & Services - 3.9%
TripAdvisor, Inc. (a)(b)	267,742	5,317,356
Passenger Airlines - 1.1%
Blade Air Mobility, Inc. (a)(b)	464,962	1,571,572
Total United States		50,343,093

Virgin Islands (UK) - 2.1%
Hotels, Restaurants & Leisure - 2.1% (d)
Despegar.com Corp. (a)	460,557	2,827,820
TOTAL COMMON STOCKS (Cost $191,220,267)		134,508,886

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.0%
ETFMG Sit Ultra Short ETF (e)	25,000	1,210,805
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	22,156,626	22,156,626
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $23,399,724)		23,367,431

The accompanying notes are an integral part of these financial statements.

 12

ETFMG TM ETFs

ETFMG Travel Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class X, 4.64% (c)	3,503,300	$3,503,300
TOTAL SHORT-TERM INVESTMENTS (Cost $3,503,300)		3,503,300

Total Investments (Cost $218,123,291) - 117.0%		161,379,617
Liabilities in Excess of Other Assets - (17.0)%		(23,485,452)
TOTAL NET ASSETS - 100.0%		$137,894,165

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

(b)	This security or a portion of this security was out on loan at March 31, 2023.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	As of March 31, 2023, the Fund had a significant portion of its assets in the Hotels, Restaurants & Leisure Industry.

(e)	Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transitions exempt from registration to qualified institutional investors. At March 31, 2023, the market value of these securities total $8,687,447, which represents 6.30% of total net assets.

(g)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security totals $3,110,716, which represents 2.26% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

 13

ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 23.2%
Money Market Funds - 23.2%
First American Government Obligations Fund - Class X, 4.64%(a)	59,617	$59,617
TOTAL SHORT-TERM INVESTMENTS (Cost $59,617)		59,617

Total Investments (Cost $59,617) - 23.2%		59,617
Other Assets in Excess of Liabilities - 76.8%		197,220
TOTAL NET ASSETS - 100.0%		$256,837

Percentages are stated as a percent of net assets.

(a) The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

 14

ETFMG TM ETFs

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

	ETFMG	ETFMG 2x
	Travel Tech	Daily Travel
	ETF	Tech ETF
ASSETS
Investments in unaffiliated securities, at value*	$160,168,812	$59,617
Investments in affiliated securities, at value*	1,210,805	—
Foreign currency, at value*	5,207	—
Deposits at Broker for total return swap contracts	—	229,614
Receivables:
Dividends and interest receivable	32,788	231
Securities lending income receivable	13,426	—
Receivable for investments sold	1,687,908	—
Total assets	163,118,946	289,462

LIABILITIES
Collateral received for securities loaned (Note 7)	23,399,724	—
Payables:
Payable for investments purchased	—	29,340
Payable for open swap contracts	—	3,071
Management fees payable	90,567	214
Fund share redeemed	1,734,490	—
Total liabilities	25,224,781	32,625
Net Assets	$137,894,165	$256,837

NET ASSETS CONSIST OF:
Paid-in Capital	$305,758,441	$407,449
Total Distributable Earnings (Accumulated Losses)	(167,864,276)	(150,612)
Net Assets	$137,894,165	$256,837

Investments in unaffiliated securities	$216,880,193	$59,617
Investments in affiliated securities	1,243,098	—
Foreign currency	5,043	—

Shares Outstanding^	7,950,000	110,000

Net Asset Value, Offering and Redemption Price per Share	$17.35	$2.33

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

15

ETFMG TM ETFs

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

		ETFMG 2x
	ETFMG	Daily ETFMG
	Travel Tech	Travel Tech
	ETF	ETF
INVESTMENT INCOME
Income:
Interest	$29,225	$837
Securities lending income	97,042	—
Total Investment Income	126,267	837

Expenses:
Management fees	557,921	1,279
Dividend and interest expense	43,241	—
Total Expenses	601,162	1,279
Net Investment Loss	(474,895)	(442)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(36,634,343)	—
Affiliated Investments	(300)	—
In-Kind redemptions	(617,660)	—
Foreign currency and foreign currency translation	(5,074)	—
Total return swap contracts	—	18,383
Net Realized Gain (Loss) on Investments and In-Kind redemptions	(37,257,377)	18,383
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	51,229,874	—
Affiliated Investments	9,295	—
Foreign currency and foreign currency translation	805	—
Net Change in Unrealized Appreciation (Depreciation) of Investments	51,239,974	—
Net Realized Gain on Investments	13,982,597	18,383
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,507,702	$17,941

The accompanying notes are an integral part of these financial statements.

16

ETFMG TM ETFs

ETFMG Travel Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2023	September 30,
	(Unaudited)	2022
OPERATIONS
Net investment loss	$(474,895)	$(1,193,922)
Net realized loss on investments and in-kind redemptions	(37,257,377)	(66,361,866)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	51,239,974	(84,948,016)
Net increase (decrease) in net assets resulting from operations	13,507,702	(152,503,804)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares	(22,335,690)	(22,901,445)
Transaction Fees (See Note 1)	3,843	166,376
Net decrease in net assets from capital share transactions	(22,331,847)	(22,735,069)
Total decrease in net assets	(8,824,145)	(175,238,873)

NET ASSETS
Beginning of Period/Year	146,718,310	321,957,183
End of Period/Year	$137,894,165	$146,718,310

Summary of share transactions is as follows:

	Period Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	4,800,000	$123,600,780
Transaction Fees (See Note 1)	—	3,843	—	166,376
Shares Redeemed	(1,300,000)	(22,335,690)	(6,900,000)	(146,502,225)
Net Transactions in Fund Shares	(1,300,000)	$(22,331,847)	(2,100,000)	$(22,735,069)
Beginning Shares	9,250,000		11,350,000
Ending Shares	7,950,000		9,250,000

The accompanying notes are an integral part of these financial statements.

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ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2023	September 30,
	(Unaudited)	2022
OPERATIONS
Net investment loss	$(442)	$(4,593)
Net realized gain (loss) on swap contracts	18,383	(603,656)
Net increase (decrease) in net assets resulting from operations	17,941	(608,249)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions	—	36,627
Total increase (decrease) in net assets	17,941	(571,622)

NET ASSETS
Beginning of Period/Year	238,896	810,518
End of Period/Year	$256,837	$238,896

Summary of share transactions is as follows:

	Period Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	10,000	$36,627
Shares Redeemed	—	—	—	—
Net Transactions in Fund Shares	—	$—	10,000	$36,627
Beginning Shares	110,000		100,000
Ending Shares	110,000		110,000

The accompanying notes are an integral part of these financial statements.

18

ETFMG TM ETFs

ETFMG Travel Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period
	Ended
	March 31,	Year Ended	Year Ended	Period Ended
	2023	September 30,	September 30,	September 30,
	(Unaudited)	2022	2021	2020[1]

Net Asset Value, Beginning Period/Year	$15.86	$28.37	$18.88	$25.00
Income (Loss) from Investment Operations:
Net investment loss[2]	(0.05)	(0.10)	(0.13)	(0.02)
Net realized and unrealized gain (loss) on investments	1.54	(12.42)	9.60	(6.12)
Total from investment operations	1.49	(12.52)	9.47	(6.14)
Less Distributions:
Distributions from net investment income	—	—	(0.01)	—
Total distributions	—	—	(0.01)	—
Capital Shares Transactions:
Transaction fees added to paid-in capital	0.00 [6]	0.01	0.03	0.02
Net asset value, end period/year	$17.35	$15.86	$28.37	$18.88
Total Return	9.35%[3]	(44.08)%	50.35%	(24.50)%[3]

Ratios/Supplemental Data:
Net assets at end period/year (000’s)	$137,894	$146,718	$321,957	$15,100

Expenses to Average Net Assets	0.81%[4,5]	0.76%[5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	(0.64)%[4]	(0.47)%	(0.43)%	0.30%[4]
Portfolio Turnover Rate	45%[3]	40%	57%	49%[3]

[1]	Commencement of operations on February 12, 2020.
[2]	Calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes 0.06% and 0.01% for March 31, 2023 and September 30, 2022, respectively.
[6]	Amount is less than 0.005.

The accompanying notes are an integral part of these financial statements.

19

ETFMG TM ETFs

ETFMG 2x Daily Travel Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period
	Ended
	March 31,	Year Ended	Period Ended
	2023	September 30,	September 30,
	(Unaudited)	2022	2021[1]

Net Asset Value, Beginning Period/Year	$2.17	$8.11	$10.00
Income (Loss) from Investment Operations:
Net investment loss[2]	(0.00)[5]	(0.04)	(0.02)
Net realized and unrealized gain (loss) on
investments	0.16	(5.90)	(1.87)
Total from investment operations	0.16	(5.94)	(1.89)
Net asset value, end period/year	$2.33	$2.17	$8.11
Total Return	7.51%[3]	(73.20)%	(18.95)%[3]

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$257	$239	$811

Gross Expenses to Average Net Assets	0.95%[4]	0.95%	0.95%[4]
Net Investment Loss to Average Net Assets	(0.33)%[4]	(0.93)%	(0.80)%[4]
Portfolio Turnover Rate	0%[3]	0%	0%[3]

[1]	The Fund commenced operations on June 15, 2021.
[2]	Calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount is less than (0.005).

The accompanying notes are an integral part of these financial statements.

20

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Travel Tech ETF (“AWAY”) and ETFMG 2x Daily Travel Tech ETF (“AWYX”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
ETFMG Travel Tech ETF	2/12/2020	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Travel Technology Index NTR (the “Index”).
ETFMG 2x Daily Travel Tech ETF	6/15/2021	Seeks to provide daily investment results that, before fees and expenses, correspond to two times (2x) the daily total return of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

The Funds may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares for AWAY and 10,000 shares for AWYX, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Transaction Fees” in the Statements of Changes in Net Assets.

21

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Funds did not hold any securities that were fair valued.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

22

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

ETFMG Travel Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$134,508,886	$—	$—	$134,508,886
Short-Term Investments	3,503,300	—	—	3,503,300
ETFMG Sit Ultra Short ETF**	1,210,805	—	—	1,210,805
Investments Purchased with Securities Lending Collateral*	—	—	—	22,156,626
Total Investments in Securities	$139,222,991	$—	$—	$161,379,617

ETFMG 2x Daily Travel Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$59,617	$—	$—	$59,617
Total Investments in Securities	$59,617	$—	$—	$59,617

^	See Schedule of Investments for classifications by country and industry.
*	Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
**	Investment was purchased with collateral.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2022 tax returns.

23

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2023, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, generally a range of three to four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

24

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Derivatives

The Funds may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the schedule of total return swaps are gross settlement amounts.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of March 31, 2023.

ETFMG 2x Daily Travel Tech ETF
Gross Amounts not
offset in the Statements
of Assets & Liabilities
Gross
Amounts of
Recognized
Assets
Presented in
		the	Gross
		Statements	Amounts
	Investment	of Assets &	Available	Net	Financial	Collateral	Net
Counterparty	Type	Liabilities	Offset	Amounts	Instruments	Received	Amount
Cowen and Company, LLC	Total Return Swap Contract	$(3,071)	$—	$(3,071)	$—	$—	$(3,071)

The average monthly notional amount of the swap contracts during the period ended March 31, 2023 for AWYX was $443,852.

25

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

			Net
			Unrealized
	Assets	Liabilities	Gain (Loss)
ETFMG 2x Daily Travel Tech ETF Swap Contract	$—	$3,071	$—

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended March 31, 2023:

		Change in Unrealized
	Realized Gain	Appreciation/
	(Loss)	Depreciation
ETFMG 2x Daily Travel Tech ETF Swap Contract	$18,383	$—

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds, other than VALT, are not actively managed (“Index Funds”). Therefore, those Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Index Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Index Funds’ expenses, the Index Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility. exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

26

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested.

Daily Index Correlation/Tracking Risk. There is no guarantee that a Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, a Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that a Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect a Fund’s ability to adjust exposure to the required levels.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in each Fund’s prospectus under the heading “Principal Investment Risks.”

27

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

The Adviser serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day -to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Travel Tech ETF	0.75%
ETFMG 2x Daily Travel Tech ETF	0.95%

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Adviser has entered into an agreement with its affiliate ETFMG Financial, LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC (“Level”) serves as the index provider for AWAY and AWYX. Level is not affiliated with the Trust or the Adviser.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Adviser compensates the Administrator for these services under an administration agreement between the two parties.

The Adviser pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2023, the Funds did not incur any 12b-1 expenses.

28

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2023:

	Purchases	Sales
ETFMG Travel Tech ETF	$36,094,905	$40,091,771

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2023:

	Purchases In-	Sales In-
	Kind	Kind
ETFMG Travel Tech ETF	$—	$20,843,186

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2023.

NOTE 7 — SECURITIES LENDING

The Funds, may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations, either directly on behalf of each Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, all such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies in which a Fund may invest cash collateral can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a Fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

29

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of March 31, 2023 the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
ETFMG Travel Tech ETF	$23,148,330	$23,399,724

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, a money market fund with an overnight and continuous maturity, and ETFMG Sit Ultra Short ETF as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2022 were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
ETFMG Travel Tech ETF	$283,689,460	$2,119,804	$(119,276,989)	$(117,157,185)
ETFMG 2x Daily Travel Tech ETF	10,377	—	—	—

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-Term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	Loss	Gain (Loss)
ETFMG Travel Tech ETF	$—	$—	$—	$(64,214,793)	$(181,371,978)
ETFMG 2x Daily Travel Tech ETF	—	—	—	(168,553)	(168,553)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2022, the Funds had accumulated capital loss carryovers of:

	Capital Loss	Capital Loss
	Carryforward	Carryforward
	ST	LT	Expires
ETFMG Travel Tech ETF	$(43,947,533)	$(19,161,724)	Indefinite
ETFMG 2x Daily Travel Tech ETF	(168,553)	—	Indefinite

30

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2022.

Post-
	Late Year	October
	Ordinary	Capital
	Loss	Loss
ETFMG Travel Tech ETF	$(1,104,607)	$—
ETFMG 2x Daily Travel Tech ETF	—	—

The tax character of distributions paid during the fiscal period ended March 31, 2023 and the fiscal year ended September 30, 2022 were as follows:

	Period Ended		Year Ended
	March 31, 2023		September 30, 2022
	From	From	From	From
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
ETFMG Travel Tech ETF	$—	—	$—	—
ETFMG 2x Daily Travel Tech ETF	—	—	—	—

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Travel Tech ETF

ETFMG Travel Tech ETF owned the following company during the period ended March 31, 2023. ETFMG Sit Ultra Short ETF is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended March 31, 2023. Transactions during the period in this security were as follows:

					Change in
	Value at			Realized	Unrealized		Value at
	September 30,			Gain	Appreciation	Dividend	March 31,	Ending
Security Name	2022	Purchases	Sales	(Loss)(1)	(Depreciation)	Income	2023	Shares
ETFMG Sit Ultra Short ETF *	$1,201,875	$14,159	$(14,224)	$(300)	$9,295	$—	$1,210,805	25,000

*Affiliate as of March 31, 2023.

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 10 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of March 31, 2023, there were no adjustments made to the accompanying financial statements based on the above legal matters.

31

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

32

ETFMG Travel Tech ETF

ETFMG 2x Daily Travel Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 23, 2023, and continued on March 29, 2023, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Travel Tech ETF (“AWAY”) and ETFMG 2x Daily Travel Tech ETF (AWYX) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund by the Adviser; (ii) the investment performance of the Funds; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Funds in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 23 and 23, 2023, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment process, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board, including with respect to liquidity and derivatives usage; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel in managing funds with significant derivatives exposure; and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange -traded funds (“ETFs”), as well as the Adviser’s response to recent market volatility and uncertainty. The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements and other information about its financial commitments for the Board’s review.

33

ETFMG Travel Tech ETF

ETFMG 2x Daily Travel Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance

The Board then considered the past performance of the Funds over various time periods ended December 31, 2022. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party.

The Board additionally reviewed the performance of AWAY and AWYX as compared to its underlying index and the correlation of returns to benchmark information, respectively, for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant than it is for actively managed funds, given the Funds’ investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the correlation of performance verses the benchmark (or relevant multiple thereof). The Board reviewed information regarding each Fund’s correlation of returns to the benchmark, discussing, as applicable, factors which contributed to each Fund’s correlation of returns. The Board noted underperformance by each Fund relative to its benchmark (or relevant multiple thereof) over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes, cash drag, the process of rebalancing the Funds’ portfolios and regulatory requirements, such as limits on leverage risk from the use of derivatives. The Board noted management’s representations that the Funds’ performance correlation of returns versus target performance was within the range of what was expected. The Board concluded that, after taking these factors into account, each Fund’s correlation of returns versus target performance was satisfactory.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to how well it is achieving its investment objective, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for AWAY is higher than the average and median expense ratios for its peer group and that with respect to AWYX, the advisory fee is lower than the average and median expense ratios for its peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

34

ETFMG Travel Tech ETF

ETFMG 2x Daily Travel Tech ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with certain of the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

35

ETFMG TM ETFs

Expense Example

Period Ended March 31, 2023 (Unaudited)

sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

				Annualized
				Expense
				Ratio
				During the
	Beginning	Ending		Period
	Account	Account		October 1,
	Value	Value	Expenses	2022 to
	October 1,	March 31,	Paid During	March 31,
Fund Name	2022	2023	the Period^	2023
ETFMG Travel Tech ETF
Actual	$1,000.00	$1,093.50	$4.23	0.81%
Hypothetical (5% annual)	1,000.00	1,020.89	4.08	0.81%
ETFMG 2x Daily Travel Tech ETF
Actual	1,000.00	1,075.10	4.91	0.95%
Hypothetical (5% annual)	1,000.00	1,020.19	4.78	0.95%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

36

ETFMG TM ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2023 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Travel Tech ETF and ETFMG 2x Daily Travel Tech ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 23, 2023, the Program Administrator provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2022 through March 1, 2023 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2022, each Fund was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

37

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
ETFMG Travel Tech ETF	0.00%
ETFMG 2x Daily Travel Tech ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Fund Name	Dividends Received Deduction
ETFMG Travel Tech ETF	0.00%
ETFMG 2x Daily Travel Tech ETF	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
ETFMG Travel Tech ETF	0.00%
ETFMG 2x Daily Travel Tech ETF	0.00%

During the year ended September 30, 2022, the Funds did not declare any long-term realized gains distributions.

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

38

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited) (Continued)

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

39

ETFMG TM ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014).	15	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	Independent Trustee - Absolute Shares Trust (since 2014) (4 portfolios)
Kevin Hourihan (1978)	Chief Compliance Officer (since 2016)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

40

ETFMG TM ETFs

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate – Private Equity, SS&C Technologies (2020-2021); Senior Accountant – Financial Services, WithumSmith+Brown, PC (2016-2020).	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	15	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little House Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	15	None

41

Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

Semi-Annual Report

March 31, 2023

(Unaudited)

AI Powered Equity ETF

Ticker: AIEQ

The fund is a series of ETF Managers Trust.

AI Powered Equity ETF

March 31, 2023 (Unaudited)

AI Powered Equity ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AI Powered Equity Exchange-Traded Fund (“AIEQ” or the “Fund”). The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

Market Overview

The pace of inflation, as measured by the Consumer Price Index, showed signs of easing, and together with positive corporate earnings results and the prospect of lower interest rates, resulted in improved stock performance in late 2022. Stocks and bonds generally rallied in January, pulling back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Investor worries escalated in February with all three major U.S. stock indexes recording a loss for the month. While more broadly the first few months of 2023 have seen U.S. economic growth and a strong jobs market, macroeconomic headwinds continued to challenge stock markets during the period. Rising interest rates, supply chain disruptions, the Russia-Ukraine War, and a slowdown in global growth weighed on investor sentiment along with fears that the Fed’s monetary tightening would push the economy into a recession.

These conditions have impacted the Fund’s performance during the period, among other factors, and the value of an investment in the Fund. We encourage you to talk with your financial advisor and visit etfmg.com for further insight into investing in today’s markets.

Performance Overview

The AI Powered Equity ETF is actively managed and seeks capital appreciation. Over the 6- month period ended March 31, 2023, the total return for the Fund was 1.29%, while the total return for its benchmark, the S&P 500 Index, was 15.62%. The best performers in the Fund, on the basis of contribution to return were Ambarella Inc, GameStop Corp, Roku Inc, Moderna Inc, and Constellation Energy, while the worst performers were Novavax Inc, Unity Software Inc, Southwestern Energy Co, CrowdStrike Holdings Inc., and Affirm Holdings Inc.

During the reporting period, the Fund saw an average approximate allocation of 17.29% to the health care sector, 14.94% to Financials, and 13.81% to Consumer Discretionary. The portfolio holdings of the Fund are solely exposed to the United States. During periods of market volatility, such as during the reporting period, the Fund will buy and sell securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

AIEQ invests primarily in equity securities listed on a U.S. exchange based on the results of a proprietary, quantitative model developed by EquBot LLC that runs on the Watson™ platform. Each day, the EquBot Model ranks each company based on the probability of the company benefiting from current economic conditions, trends, and world events and identifies approximately 30 to 200 companies with the greatest potential over the next twelve months for appreciation and weights those companies to seek a level of volatility comparable to that of the broader U.S. equity market. EquBot, the Fund’s sub-adviser, is a technology-based company focused on applying artificial intelligence (AI) based solutions to investment analyses.

2

You can find further details about AIEQ by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

3

AI Powered Equity ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2023	1 Year Return	5 Year Return	Since Inception (10/17/17)	Value of $10,000 (3/31/2023)
AI Powered Equity ETF (NAV)	-20.41%	4.88%	5.31%	$13,259
AI Powered Equity ETF (Market)	-20.67%	4.74%	5.19%	$13,173
S&P 500 Index	-7.73%	11.19%	11.03%	$17,691

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 17, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

4

AI Powered Equity ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	Affirm Holdings, Inc.	4.40%
2	Vertex Pharmaceuticals, Inc.	4.00%
3	Pinterest, Inc. - Class A	3.66%
4	Intuitive Surgical, Inc.	3.56%
5	Sunrun, Inc.	3.18%
6	GameStop Corp. - Class A	3.12%
7	Tesla, Inc.	3.06%
8	Match Group, Inc.	2.97%
9	Zscaler, Inc.	2.80%
10	First Republic Bank	2.64%

	Top Ten Holdings = 33.39% of Total Investments
	* Current Fund holdings may not be indicative of future Fund holdings.

5

AI Powered Equity ETF

Important Disclosures and Key Risks Factors

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

AIEQ

The AI Powered Equity ETF (the “Fund”) seeks long-term capital appreciation within risk constraints commensurate with broad market U.S. equity indices.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

The Fund is actively -managed and may not meet its investment objective based on the success or failure of the EquBot Model to identify investment opportunities. Fund holdings are subject to change. For full holdings information, please visit www.etfmg.com.

The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

ETF Managers Group LLC is the investment adviser to the fund. EquBot LLC serves as the sub-advisor to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with EquBot LLC.

6

AI Powered Equity ETF

PORTFOLIO ALLOCATIONS

As of March 31, 2023 (Unaudited)

AI Powered Equity ETF
As a percent of Net Assets:
Bermuda	0.1%
Netherlands	0.1
Puerto Rico	0.1
United Kingdom	0.4
United States	99.2
Short-Term and other Net Assets (Liabilities)	0.1
100.0%

7

AI Powered Equity ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Bermuda - 0.1%
Financial Services- 0.1%
Essent Group, Ltd.	2,793	$111,860

Netherlands - 0.1%
Biotechnology - 0.1%
uniQure NV (a)	5,810	117,013

Puerto Rico - 0.1%
Banks - 0.1%
Popular, Inc.	1,645	94,439

United Kingdom - 0.4%
Pharmaceuticals - 0.4%
Royalty Pharma PLC - Class A	12,103	436,071

United States - 99.2%
Aerospace & Defense - 1.2%
Northrop Grumman Corp.	2,414	1,114,592
Parsons Corp. (a)	4,104	183,613
Total Aerospace & Defense		1,298,205
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	7,644	385,716
Automobiles - 4.0%
Fisker, Inc. (a)(b)	84,111	516,442
Tesla, Inc. (a)	18,785	3,897,135
Total Automobiles		4,413,577
Banks - 7.5%
BankUnited, Inc.	18,844	425,498
First Republic Bank (b)	240,033	3,358,062
Home BancShares, Inc.	10,315	223,939
Huntington Bancshares, Inc.	128,898	1,443,658
KeyCorp (b)	44,927	562,486
SOFI Technologies, Inc. (a)(b)	119,877	727,653
Synovus Financial Corp.	26,394	813,727
Truist Financial Corp.	21,354	728,171
Total Banks		8,283,194
Beverages - 1.1%
Boston Beer Co., Inc. - Class A	2,056	675,807
Coca-Cola Consolidated, Inc.	961	514,212
Total Beverages		1,190,019
Biotechnology - 6.3%
Arcus Biosciences, Inc. (a)	14,076	256,746
BioCryst Pharmaceuticals, Inc. (a)	68,108	568,021
Bridgebio Pharma, Inc. (a)	13,597	225,438
Exact Sciences Corp. (a)	6,675	452,632

The accompanying notes are an integral part of these financial statements.

8

AI Powered Equity ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Fate Therapeutics, Inc. (a)	6,359	$36,246
Regeneron Pharmaceuticals, Inc. (a)	253	207,883
Travere Therapeutics, Inc. (a)	6,378	143,441
Vertex Pharmaceuticals, Inc. (a)	16,153	5,089,326
Total Biotechnology		6,979,733
Broadline Retail - 0.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,988	404,885
Building Products - 2.5%
Advanced Drainage Systems, Inc.	2,530	213,051
Builders FirstSource, Inc. (a)	28,361	2,517,890
Total Building Products		2,730,941
Capital Markets - 0.1%
Open Lending Corp. - Class A (a)	13,374	94,153
Chemicals - 3.5%
Air Products and Chemicals, Inc.	10,689	3,069,987
International Flavors & Fragrances, Inc.	9,082	835,181
Total Chemicals		3,905,168
Commercial Services & Supplies - 0.2%
Brink’s Co.	4,308	287,774
Communications Equipment - 0.1%
Clearfield, Inc. (a)	1,727	80,444
Construction & Engineering - 0.5%
Ameresco, Inc. - Class A (a)	5,881	289,463
MasTec, Inc. (a)	2,402	226,845
Total Construction & Engineering		516,308
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	830	294,700
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos., Inc. - Class A	15,341	318,786
Grocery Outlet Holding Corp. (a)	5,749	162,467
Performance Food Group Co. (a)	7,589	457,920
Sprouts Farmers Market, Inc. (a)(b)	14,671	513,925
United Natural Foods, Inc. (a)	7,795	205,398
Total Consumer Staples Distribution & Retail		1,658,496
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	25,916	660,599
Electrical Equipment - 4.8%
Array Technologies, Inc. (a)	31,900	697,973
Bloom Energy Corp. - Class A (a)	10,680	212,852
ChargePoint Holdings, Inc. (a)(b)	37,320	390,740
Sunrun, Inc. (a)	200,768	4,045,476
Total Electrical Equipment		5,347,041
Energy Equipment & Services - 0.2%
Cactus, Inc. - Class A	4,457	183,762
Entertainment - 4.5%
AMC Entertainment Holdings, Inc. (a)	226,922	1,136,879
Cinemark Holdings, Inc. (a)	28,571	422,565
Electronic Arts, Inc.	4,069	490,111

The accompanying notes are an integral part of these financial statements.

9

AI Powered Equity ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Liberty Media Corp-Liberty Formula One - Class C (a)	2,301	$172,184
Netflix, Inc. (a)	7,115	2,458,091
Warner Music Group Corp.	8,204	273,767
Total Entertainment		4,953,597
Financial Services - 5.6%
Affirm Holdings, Inc. (a)	496,733	5,598,181
Rocket Cos., Inc. - Class A (a)(b)	11,571	104,833
Voya Financial, Inc.	7,452	532,520
Total Financial Services		6,235,534
Food Products - 1.5%
Beyond Meat, Inc. (a)	28,996	470,605
Freshpet, Inc. (a)	7,031	465,382
General Mills, Inc. (b)	8,092	691,543
Total Food Products		1,627,530
Ground Transportation - 1.3%
ArcBest Corp.	1,998	184,655
Avis Budget Group, Inc. (a)(b)	3,467	675,371
Knight-Swift Transportation Holdings, Inc.	6,688	378,407
Uber Technologies, Inc. (a)	7,544	239,145
Total Ground Transportation		1,477,578
Health Care Equipment & Supplies - 6.2%
Baxter International, Inc.	2,805	113,771
CONMED Corp.	2,279	236,697
Glaukos Corp. (a)	7,637	382,614
Intuitive Surgical, Inc. (a)	17,773	4,540,467
iRhythm Technologies, Inc. (a)	743	92,154
Nevro Corp. (a)	8,198	296,358
Shockwave Medical, Inc. (a)(b)	1,314	284,915
STAAR Surgical Co. (a)	6,355	406,402
Teleflex, Inc.	2,005	507,887
Total Health Care Equipment & Supplies		6,861,265
Health Care Providers & Services - 0.5%
Cross Country Healthcare, Inc. (a)	3,358	74,951
Privia Health Group, Inc. (a)	6,795	187,610
Quest Diagnostics, Inc.	2,377	336,297
Total Health Care Providers & Services		598,858
Household Durables - 0.8%
Green Brick Partners, Inc. (a)	4,444	155,807
KB Home	11,681	469,342
LGI Homes, Inc. (a)	2,551	290,891
Total Household Durables		916,040
Insurance - 0.3%
American Equity Investment Life Holding Co.	8,056	293,963
Interactive Media & Services - 7.7%
Match Group, Inc. (a)	98,687	3,788,594
Pinterest, Inc. - Class A (a)	170,918	4,660,934
Snap, Inc. - Class A (a)	13,680	153,353
Total Interactive Media & Services		8,602,881

The accompanying notes are an integral part of these financial statements.

10

AI Powered Equity ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
IT Services - 2.2%
Cloudflare, Inc. - Class A (a)	5,915	$364,719
DXC Technology Co. (a)	30,746	785,867
EPAM Systems, Inc. (a)(b)	2,384	712,816
Fastly, Inc. - Class A (a)(b)	33,501	594,978
Total IT Services		2,458,380
Leisure Products - 0.3%
Peloton Interactive, Inc. - Class A (a)	31,727	359,784
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. - Class A (a)	4,258	237,554
Azenta, Inc. (a)	2,964	132,254
Bruker Corp.	1,186	93,504
Pacific Biosciences of California, Inc. (a)	47,036	544,677
Total Life Sciences Tools & Services		1,007,989
Machinery - 1.1%
Chart Industries, Inc. (a)	4,606	577,592
Greenbrier Cos., Inc.	7,965	256,234
RBC Bearings, Inc. (a)	1,715	399,132
Total Machinery		1,232,958
Media - 0.6%
Cable One, Inc.	543	381,186
Sinclair Broadcast Group, Inc. - Class A	19,396	332,835
Total Media		714,021
Metals & Mining - 1.8%
Alpha Metallurgical Resources, Inc.	5,730	893,881
Kaiser Aluminum Corp.	1,867	139,334
Reliance Steel & Aluminum Co.	1,949	500,386
Warrior Met Coal, Inc.	11,672	428,479
Total Metals & Mining		1,962,080
Oil, Gas & Consumable Fuels - 8.1%
APA Corp. (b)	33,836	1,220,126
Callon Petroleum Co. (a)	18,930	633,019
CONSOL Energy, Inc. (b)	6,560	382,251
Denbury, Inc. (a)	5,408	473,903
Earthstone Energy, Inc. - Class A (a)	34,054	443,043
Marathon Oil Corp.	104,665	2,507,774
Northern Oil and Gas, Inc.	12,230	371,181
Pioneer Natural Resources Co.	8,050	1,644,132
Range Resources Corp.	8,864	234,630
Talos Energy, Inc. (a)	4,643	68,902
Vertex Energy, Inc. (a)	17,151	169,452
Vital Energy, Inc. (a)	17,334	789,390
Total Oil, Gas & Consumable Fuels		8,937,803
Personal Care Products - 0.8%
BellRing Brands, Inc. (a)	7,631	259,454
Coty, Inc. - Class A (a)(b)	36,082	435,149
elf Beauty, Inc. (a)	2,561	210,898
Total Personal Care Products		905,501

The accompanying notes are an integral part of these financial statements.

11

AI Powered Equity ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals - 2.8%
Zoetis, Inc.	19,062	$3,172,679
Professional Services - 0.7%
Broadridge Financial Solutions, Inc.	2,905	425,786
Upwork, Inc. (a)	31,752	359,433
Total Professional Services		785,219
Real Estate Investment Trusts (REITs) - 1.3%
ARMOUR Residential REIT, Inc. (b)	58,619	307,750
Chimera Investment Corp.	71,924	405,651
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,499	614,871
Ready Capital Corp.	11,456	116,508
Total Real Estate Investment Trusts (REITs)		1,444,780
Real Estate Management & Development - 1.2%
Opendoor Technologies, Inc. (a)(b)	356,606	627,626
Zillow Group, Inc. - Class A (a)	9,498	415,063
Zillow Group, Inc. - Class C (a)	5,793	257,615
Total Real Estate Management & Development		1,300,304
Semiconductors & Semiconductor Equipment - 0.6%
SolarEdge Technologies, Inc. (a)	2,256	685,711
Software - 4.8%
AppLovin Corp. - Class A (a)(b)	20,770	327,128
C3.ai, Inc. - Class A (a)(b)	8,967	301,022
Digital Turbine, Inc. (a)	30,554	377,647
DoubleVerify Holdings, Inc. (a)	5,780	174,267
Fortinet, Inc. (a)	8,369	556,204
Zscaler, Inc. (a)(b)	30,500	3,563,315
Total Software		5,299,583
Specialized REITs - 0.2%
PotlatchDeltic Corp.	4,132	204,534
Specialty Retail - 5.4%
Carvana Co. (a)(b)	153,905	1,506,730
GameStop Corp. - Class A (a)(b)	172,813	3,978,154
Revolve Group, Inc. (a)	13,460	353,998
Wayfair, Inc. - Class A (a)	4,089	140,416
Total Specialty Retail		5,979,298
Textiles, Apparel & Luxury Goods - 2.9%
Deckers Outdoor Corp. (a)	312	140,260
Lululemon Athletica, Inc. (a)(b)	8,468	3,083,961
Total Textiles, Apparel & Luxury Goods		3,224,221
Total United States		109,956,806
TOTAL COMMON STOCKS (Cost $105,609,023)		110,716,189

INVESTMENTS PURCHASED WITH PROCEEDS FROM
SECURITIES LENDING COLLATERAL - 14.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	16,131,202	16,131,202
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $16,131,202)		16,131,202

The accompanying notes are an integral part of these financial statements.

12

AI Powered Equity ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.64% (c)	520,688	$520,688
TOTAL SHORT TERM INVESTMENTS (Cost $520,688)		520,688

Total Investments (Cost $122,260,913) - 114.9%		127,368,079
Liabilities in Excess of Other Assets - (14.9)%		(16,521,606)
TOTAL NET ASSETS - 100.0%		$110,846,473

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2023.

(c)	The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

13

AI Powered Equity ETF

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

AI Powered Equity ETF
ASSETS
Investments in securities, at value*	$127,368,079
Receivables:
Dividends and interest receivable	93,215
Securities lending income receivable	67,513
Receivable for investments sold	721,339
Total Assets	128,250,146

LIABILITIES
Collateral received for securities loaned (Note 7)	16,131,202
Payables:
Payable for investments purchased	471,753
Payable for fund shares redeemed	729,230
Unitary fees payable	71,488
Total Liabilities	17,403,673
Net Assets	$110,846,473

NET ASSETS CONSIST OF:
Paid-in Capital	$170,528,269
Total distributable earnings (accumulated losses)	(59,681,796)
Net Assets	$110,846,473

*Identified Cost:
Investments in securities	$122,260,913

Shares Outstanding^	3,800,000
Net Asset Value, Offering and Redemption Price per Share	$29.17

^       No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

14

AI Powered Equity ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

AI Powered Equity ETF
INVESTMENT INCOME
Income:
Dividends from investments (net of foreign withholdings tax of $4,785)	$506,148
Interest	11,529
Securities lending income	356,001
Total Investment Income	873,678

Expenses:
Unitary fees	394,886
Total Expenses	394,886
Net Investment Income	478,792

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(18,878,431)
In-Kind Redemptions	128,096
Net Realized Gain (Loss) on Investments and In-Kind Redemptions	(18,750,335)
Net Change in Unrealized Appreciation/Depreciation of: Investments	17,394,182
Net Change in Unrealized Appreciation/Depreciation of Investments	17,394,182
Net Realized and Unrealized Loss on Investments	(1,356,153)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(877,361)

The accompanying notes are an integral part of these financial statements.

15

AI Powered Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income	$478,792	$337,785
Net realized loss on investments and in-kind redemptions	(18,750,335)	(27,977,960)
Net change in unrealized appreciation/depreciation of investments	17,394,182	(14,563,258)
Net decrease in net assets resulting from operations	(877,361)	(42,203,433)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(450,164)	(2,903,688)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in
outstanding shares	13,113,708	(23,394,942)
Net increase (decrease) in net assets	11,786,183	(68,502,063)

NET ASSETS
Beginning of Period/Year	99,060,290	167,562,353
End of Period/Year	$110,846,473	99,060,290

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	700,000	$22,808,030	4,550,000	$187,547,448
Shares Redeemed	(325,000)	(9,694,322)	(5,200,000)	(210,942,390)
Net Transactions in Fund Shares	375,000	$13,113,708	(650,000)	$(23,394,942)

Beginning Shares	3,425,000		4,075,000
Ending Shares	3,800,000		3,425,000

The accompanying notes are an integral part of these financial statements.

16

AI Powered Equity ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018 [1]

Net Asset Value, Beginning of Period/Year	$28.92	$41.12	$30.72	$26.19	$29.50	$25.00
Income (Loss) from
Investment Operations:
Net investment income (loss)[2]	0.14	0.09	(0.03)	0.14	0.16	0.14
Net realized and unrealized gain (loss) on Investments	0.23	(11.57)	10.47	4.52	(1.41)	4.49
Total from investment operations	0.37	(11.48)	10.44	4.66	(1.25)	4.63
Less Distributions:
Distributions from net
investment income	(0.12)	—	(0.04)	(0.13)	(0.17)	(0.12)
Net realized gains	—	(0.72)	—	—	(1.89)	(0.01)
Total distributions	(0.12)	(0.72)	(0.04)	(0.13)	(2.06)	(0.13)
Net asset value, end of period/year	$29.17	$28.92	$41.12	$30.72	$26.19	$29.50
Total Return	1.29%[3]	(28.45)%	34.00%	17.94%	(2.32)%	18.53%[3]

Ratios/Supplemental Data:
Net Assets at end of period/year (000’s)	$110,846	$99,060	$167,562	$92,933	$114,573	$206,472

Expenses to Average Net Assets	0.75%[4]	0.75%	0.75%	0.75%	0.75%	0.75%[4]
Net Investment Income (Loss)
to Average Net Assets	0.91%[4]	0.24%	(0.09)%	0.49%	0.64%	0.52%[4]
Portfolio Turnover Rate	1336%[3]	1708%	540%	239%	129%	260%[3]

[1]	Commencement of operations on October 17, 2017.
[2]	Calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

17

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The AI Powered Equity ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is capital appreciation. The Fund commenced operations on October 17, 2017.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participant”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For more information about the underlying Fund’s operations and policies, please refer to those fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

18

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

19

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The following table presents a summary of the Fund’s investments in securities, at fair value, as of March 31, 2023:

AI Powered Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$110,716,189	$—	$—	$110,716,189
Short-Term Investments	520,688	—	—	520,688
Investments Purchased with Securities
Lending Collateral*	—	—	—	16,131,202
Total Investments in Securities	$111,236,877	$—	$—	$127,368,079

^ For further information regarding security characteristics, see the Schedule of Investments.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2023, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, generally a range of three to four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

20

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the AI Powered Equity ETF may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s implementation of the EquBot Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Adviser has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

21

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Real Estate Investment Trust (“REIT”) Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Smaller Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

22

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

The Adviser serves as the investment Adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day- to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Investment Advisory Agreement with the Fund, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for sub-Advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Adviser bears the costs of all Advisory and non-Advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Adviser at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Adviser has entered into an Agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

EquBot, LLC serves as the sub -adviser to the Fund (the “Sub-Adviser”) and provides investment advice using the EquBot Model to the Adviser and the Fund. The Adviser is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Sub-Adviser also provides marketing support for the Fund.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Adviser compensates the Administrator for these services under an administration agreement between the two entities.

23

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The Adviser pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b- 1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of the Fund’s daily average net assets. For the period ended March 31, 2023, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended March 31, 2023:

	Purchases	Sales
AI Powered Equity ETF	$1,403,661,307	$1,401,275,210

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended March 31, 2023:

	Purchases In- Kind	Sales In- Kind
AI Powered Equity ETF	$22,602,946	$9,526,288

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in- kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended March 31, 2023.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short -term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment Advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

24

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of March 31, 2023, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
AI Powered Equity ETF	$16,217,764	$16,131,202

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2022, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AI Powered Equity ETF	$139,681,683	$425,239	$(15,106,318)	$(14,681,079)

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
AI Powered Equity ETF	$105,914	$—	$105,914	$(43,779,106)	$(58,354,271)

As of September 30, 2022, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
AI Powered Equity ETF	$(43,783,881)	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post -October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2022.

	Later Year Ordinary Loss	Post-October Loss
AI Powered Equity ETF	None	None

25

AI Powered Equity ETF

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2023 and fiscal year ended September 30, 2022 are as follows:

	Period Ended March 31, 2023		Year Ended September 30, 2022
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
AI Powered Equity ETF	$450,164	$—	$—	$2,903,688

NOTE 9 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of March 31, 2023, there were no adjustments made to the accompanying financial statements based on the above legal matters.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

26

AI Powered Equity ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 23, 2023, and continued on March 29, 2023, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the following agreements:

●	an Amended and Restated Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of AI Powered Equity ETF (the “Fund”) (the “Advisory Agreement”); and

●	a Sub-Advisory Agreement between the Adviser and Equbot LLC (the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s costs and profits realized in providing services to the Fund, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for the Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 23 and 29, 2023, and throughout the year. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, risk assessment and compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

27

AI Powered Equity ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to- day investment and reinvestment of the assets of the Fund, based on recommendations provided by the Sub-Adviser; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash -in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board, including with respect to liquidity; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange-traded funds (“ETFs”), as well as the Adviser’s response to recent market volatility and uncertainty. The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements and other information about its financial commitments for the Board’s review.

The Board also considered other services provided to the Fund, such as overseeing the activities of the Sub-Adviser, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

The Board then considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser provides investment sub-advisory services to the Adviser in the form of recommendations based on the Sub-Adviser’s algorithm-based model. The Board noted that the responsibility for trading the Fund’s portfolio securities would continue to rest with the Adviser. In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board noted that it had received a copy of the Sub-Adviser’s Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the Sub -Adviser’s personnel. The Board considered the experience of the Sub-Adviser’s personnel in the financial services and artificial intelligence businesses. The Board also considered the quality of the Sub-Adviser’s compliance program and Code of Ethics.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser.

Historical Performance

The Board then considered the Fund’s performance history over various time periods ended December 31, 2022, including the one-year, three-year, five-year and since inception periods. The Board also considered the Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party. The Board considered management’s discussion of AIEQ’s performance, noting that, over time, the model powered by artificial intelligence employed in the management of the Fund becomes more refined. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance at its quarterly meetings.

28

AI Powered Equity ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. The Board noted that the expense ratio for the Fund is lower than the average and median expense ratios of its peer group.

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Fund, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers (including the Sub-Adviser) and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for the Fund is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Fund, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information with respect to the Fund and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to partners involved with the Fund. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Fund.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Fund grows in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary.

The Board also reviewed the sub-advisory fee paid to the Sub- Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Fund. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub- Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub- Advisory Agreement. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered. The Board considered that, because the proposed sub-advisory fee would be paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

29

AI Powered Equity ETF

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fee is reasonable in light of the services that the Adviser and Sub-Adviser each provide to the Fund; and (c) approved the renewal of the Agreements for another year.

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AI Powered Equity ETF

Expense Example

Period Ended March 31, 2023 (Unaudited)

As a shareholder of AI Powered Equity ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period^	Annualized Expense Ratio During the Period October 1, 2022 to March 31, 2023
AI Powered Equity ETF
Actual	$1,000.00	$1,012.90	$3.76	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

31

AI Powered Equity ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2023 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the AI Powered Equity ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 23, 2023, the Program Administrator provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2022 through March 1, 2023 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2022, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

32

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income

AI Powered Equity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Fund Name	Dividends Received Deduction

AI Powered Equity ETF	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund were as follows:

Fund Name	Short-Term Capital Gain

AI Powered Equity ETF	0.00%

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available, without charge, upon request on the SEC’s website (www.sec.gov), the Fund’s website (www.etfmgfunds.com) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on its website at www.etfmgfunds.com daily.

33

AI Powered Equity ETF

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited) (Continued)

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll- free at 1- 844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmgfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF -MGRS (1 -844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

34

AI Powered Equity ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014).	15	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	Independent Trustee - Absolute Shares Trust (since 2014) (4 portfolios)
Kevin Hourihan (1978)	Chief Compliance Officer (since 2016)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015- 2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016- 2019).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

35

AI Powered Equity ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate – Private Equity, SS&C Technologies (2020-2021); Senior Accountant – Financial Services, WithumSmith+Brown, PC (2016- 2020).	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	15	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little House Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017- 2018).	15	None

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Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

 1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

ETFMG Alternative Harvest ETF

MJ

ETFMG U.S. Alternative Harvest ETF

MJUS

Semi-Annual Report

March 31, 2023

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG TM ETFs

March 31, 2023 (Unaudited)

ETFMG TM ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

Market Overview

The pace of inflation, as measured by the Consumer Price Index, showed signs of easing and together with positive corporate results and the prospect of lower interest rates resulted in improved stock performance in late 2022. Stocks and bonds generally rallied in January, pulling back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Investor worries escalated in February with all three major U.S. stock indexes recording a loss for the month. While more broadly the first few months of 2023 have seen U.S. economic growth and a strong jobs market, macroeconomic headwinds continued to challenge stock markets during the period. Rising interest rates, supply chain disruptions, the Russia-Ukraine War, and a slowdown in global growth weighed on investor sentiment along with fears that the Fed’s monetary tightening would push the economy into a recession.

Along with many other growth-oriented companies, the valuations and stock prices of cannabis related businesses have been under significant pressure for macroeconomic reasons, but separately, cannabis related businesses have suffered additional headwinds relating to the inability of the 117th U.S. Congress to advance meaningful legislative reform. Notwithstanding the headwinds, the cannabis industry continued to grow, with 2022 being a record year for international and domestic cannabis sales. Regarding future potential regulatory reform, on April 28, 2023, the Secure and Fair Enforcement (SAFE) Banking Act of 2023 was reintroduced by both parties of the current Congress. If signed into law, U.S. based cannabis related businesses would likely benefit economically and operationally from having access to traditional banking services and financial markets. These conditions have impacted the ETFs’ performance during the period, among other factors, and the value of an investment in the ETFs. We encourage you to talk with your financial advisor and visit etfmg.com for further insight into investing in today’s markets.

Performance Overview

During the fiscal period ended March 31, 2023, the S&P 500, a broad measure of US listed companies, returned 15.62%. Below is a performance overview for each Fund for the same 6-month period.

ETFMG Alternative Harvest ETF (MJ)

Over the period, the total return for the ETFMG Alternative Harvest ETF (“MJ”), was -23.1%, while the total return for the Prime Alternative Harvest Index (the “Index”) was -23.8%. The best performers in MJ, on the basis of contribution to return, were Scotts Miracle- Gro Co, Vector Group Ltd, Scandinavian Tobacco Group A, Imperial Brands Plc, and Philip Morris International, while the worst performers were ETFMG U.S. Alternative Harvest, Cronos Group Inc, Canopy Growth Corp, Sndl Inc, and Aurora Cannabis Inc.

During the reporting period, MJ saw an average approximate allocation of 31.97% to the Health Care sector, 4.39% to Consumer Staples and 4.37% to Financials. The portfolio holdings of MJ were exposed predominately to the United States at 64.61%, Canada at 29.36% and 1.11% to Australia.

ETFMG U.S. Alternative Harvest ETF (MJUS)

The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023. The ETFMG U.S. Alternative Harvest ETF (“MJUS”), seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime U.S. Alternative Harvest Index (the “MJUS Index”).

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Over the period, the total return for MJUS was - 29.04%, while the total return the for the MJUS Index was -31.05%. The best performers in MJUS, on the basis of contribution to return were, Bright Green Corp., Marimed Inc., and Charlotte’s Web Holdings Inc., while the worst performers were Curaleaf Holdings Inc., Trulieve Cannabis Corp., and Green Thumb Technologies Inc.

During the reporting period, MJUS saw an average approximate allocation of 53.79% to Health Care, 20.96% to the Real Estate sector, 6.49% to Consumer Discretionary. The portfolio holdings of MJUS were primarily exposed to the United States at 83.62%, while 7.18% were exposed to Canada.

Swap Agreements:

During the reporting period, MJUS invested in swap agreements in order to gain the desired exposure to the Index. These derivatives generally negatively impacted MJUS as a result of the financing rates associated with their use. MJUS entered into swap agreements with counterparties that the Adviser determined to be significant global financial institutions.

If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in MJUS may decline. MJUS has sought to mitigate this risk by generally requiring counterparties to post collateral for its benefit, marked to market daily, in an amount approximately equal to the amount the counterparty owed MJUS, subject to certain minimum thresholds.

We thank you for your interest in the ETFs. You can find further details about MJ and MJUS by visiting www.etfmg.com, or by calling 1-844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

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ETFMG Alternative Harvest ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2023	1 Year Return	5 Year Return	Since Inception (12/03/15)	Value of $10,000 (3/31/2023)
ETFMG Alternative Harvest ETF (NAV)	-64.99%	-32.62%	-19.68%	$2,007
ETFMG Alternative Harvest ETF(Market)	-64.87%	-32.50%	-20.04%	$1,943
S&P 500 Index	-7.73%	11.19%	12.02%	$22,973
Prime Alternative Harvest Index*	-65.69%	-33.43%	-20.30%	$1,898

* On December 26, 2017, the Fund’s investment objective and principal investment strategy were substantially revised; therefore, the performance and average annual total returns shown for periods prior to December 26, 2017 is likely to have differed had the Fund’s current investment strategy been in effect during those periods. The Fund’s prior investment objective sought to provide investment results that corresponded to the performance of the Solactive Latin America Real Estate Index, which tracked equities with primary listings in the Latin America region that derived most of their income from real estate and real estate services. The Fund began tracking the Prime Alternative Harvest Index on December 26, 2017.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on December 3, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

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ETFMG Alternative Harvest ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	ETFMG U.S. Alternative Harvest ETF**	39.33%
2	ETFMG Sit Ultra Short ETF**	9.14%
3	Tilray Brands, Inc.	6.05%
4	Canopy Growth Corp.	4.46%
5	SNDL, Inc.	3.63%
6	Cronos Group, Inc.	3.37%
7	Aurora Cannabis, Inc.	1.83%
8	GrowGeneration Corp.	1.73%
9	AFC Gamma, Inc.	1.73%
10	Chicago Atlantic Real Estate Finance, Inc.	1.61%

Top Ten Holdings= 72.88% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

** Affiliated security. Please refer to Note 9 of the Notes to Financial Statements.

5

ETFMG U.S. Alternative Harvest ETF

Growth of $10,000 (Unaudited)

Average Annual Returns Period Ended March 31, 2023	1 Year Return	Since Inception (5/12/2021)	Value of $10,000 (3/31/2023)
ETFMG U.S. Alternative Harvest ETF (NAV)	-68.88%	-63.00%	$1,535
ETFMG U.S. Alternative Harvest ETF (Market)	-69.01%	-63.09%	$1,528
S&P 500 Index	-7.73%	2.20%	$10,419
Prime US Alternative Harvest Index NTR	-69.24%	-62.40%	$1,582

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on May 12, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

6

ETFMG U.S. Alternative Harvest ETF

Top Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	Innovative Industrial Properties, Inc.	19.61%
2	GrowGeneration Corp.	6.07%
3	AFC Gamma, Inc.	5.87%
4	WM Technology, Inc.	1.87%
5	Bright Green Corp.	1.43%

Top Holdings = 34.85% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

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ETFMG TM ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

MJ

The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre- empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial is not affiliated with Prime Indexes.

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ETFMG TM ETFs

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

MJUS

The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre- empts state laws that legalizes its use for medicinal and recreational purposes. Cannabis companies and pharmaceutical companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The consumer staples sector may be affected by the permissibility of using various product components and production methods, marketing campaigns and other factors affecting consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history. ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

9

ETFMG TM ETFs

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

10

ETFMG TM ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2023 (Unaudited)

	ETFMG Alternative Harvest ETF	ETFMG U.S. Alternative Harvest ETF
As a percent of Net Assets:
Australia	1.1%	—
Canada	22.0	—
Denmark	0.6	—
Ireland	0.5	—
Israel	0.7	—
Mexico	0.0 *	—
United Kingdom	1.0	—
United States	20.0	37.2
Exchange Traded Funds	63.4	—
Short-Term and other Net Assets (Liabilities)	(9.3)	62.8
	100.0%	100.0%

*Amount is less than 0.05%.

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ETFMG Alternative Harvest ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 45.9%
Australia - 1.1%
Pharmaceuticals - 1.1% (g)
Incannex Healthcare, Ltd. (a)	31,105,645	$2,703,031

Canada - 22.0%
Food Products - 0.4%
Village Farms International, Inc. (a)(b)	1,123,542	932,540
Pharmaceuticals - 21.6% (g)
Aurora Cannabis, Inc. (a)(b)	8,345,615	5,819,397
Auxly Cannabis Group, Inc. (a)(b)	11,644,207	172,315
Canopy Growth Corp. (a)(b)	8,106,714	14,186,750
Charlottes Web Holdings, Inc. (a)(b)	4,198,791	1,351,442
Cronos Group, Inc. (a)(b)	5,528,091	10,724,497
HEXO Corp. (a)(b)	1,191,768	1,596,969
High Tide, Inc. (a)(b)	1,787,989	2,421,028
Organigram Holdings, Inc. (a)(b)	7,353,933	4,706,517
SNDL, Inc. (a)(b)	7,217,583	11,548,133
Total Pharmaceuticals		52,527,048
Total Canada		53,459,588

Denmark - 0.6%
Tobacco - 0.6%
Scandinavian Tobacco Group AS (h)	74,608	1,479,268

Ireland - 0.5%
Pharmaceuticals - 0.5% (g)
Jazz Pharmaceuticals PLC (a)	8,475	1,240,147

Israel - 0.7%
Pharmaceuticals - 0.7% (g)
Intercure, Ltd. (a)(b)	811,283	1,655,017

Mexico - 0.0% (d)
Construction & Engineering - 0.0% (d)
Empresas ICA SAB de CV (a)(c)	155,893	—

United Kingdom - 1.0%
Tobacco - 1.0%
British American Tobacco PLC	34,797	1,219,294
Imperial Brands PLC	53,301	1,225,613
Total Tobacco		2,444,907

United States - 20.0%
Chemicals - 0.9%
Mativ Holdings, Inc. (b)	48,911	1,050,119
Scotts Miracle-Gro Co.	15,803	1,102,101
Total Chemicals		2,152,220

The accompanying notes are an integral part of these financial statements.

12

ETFMG Alternative Harvest ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Machinery - 0.8%
Hydrofarm Holdings Group, Inc. (a)	1,108,904	$1,918,404
Pharmaceuticals - 8.0% (g)
Tilray Brands, Inc. (a)(b)	7,598,523	19,224,263
Zynerba Pharmaceuticals, Inc. (a)	723,151	310,955
Total Pharmaceuticals		19,535,218
Real Estate Investment Trusts (REITs) - 4.9%
AFC Gamma, Inc. (b)	451,834	5,494,301
Chicago Atlantic Real Estate Finance, Inc. (b)	379,498	5,127,018
Innovative Industrial Properties, Inc. (b)	16,816	1,277,848
Total Real Estate Investment Trusts (REITs)		11,899,167
Software - 0.7%
WM Technology, Inc. (a)(b)	2,055,862	1,745,838
Specialty Retail - 2.3%
GrowGeneration Corp. (a)(b)	1,609,244	5,503,615
Tobacco - 2.4%
22nd Century Group, Inc. (a)(b)	1,216,316	935,347
Altria Group, Inc.	28,229	1,259,578
Philip Morris International, Inc.	12,815	1,246,259
Turning Point Brands, Inc.	54,972	1,154,412
Vector Group, Ltd.	101,199	1,215,400
Total Tobacco		5,810,996
Total United States		48,565,458
TOTAL COMMON STOCKS (Cost $344,593,202)		111,547,416

EXCHANGE TRADED FUNDS - 51.4%
ETFMG U.S. Alternative Harvest ETF (b)(f)	81,825,808	124,997,103
TOTAL EXCHANGE TRADED FUNDS (Cost $183,170,684)		124,997,103

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 30.9%
ETFMG Sit Ultra Short ETF (f)	600,000	29,059,320
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (e)	45,900,510	45,900,510
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $75,749,307)		74,959,830

SHORT-TERM INVESTMENTS - 2.6%
First American Government Obligations Fund - Class X, 4.64% (e)	6,280,463	6,280,463
TOTAL SHORT-TERM INVESTMENTS (Cost $6,280,463)		6,280,463

Total Investments (Cost $609,793,656) - 130.8%		317,784,812
Liabilities in Excess of Other Assets - (30.8)%		(74,819,600)
TOTAL NET ASSETS - 100.0%		$242,965,212

The accompanying notes are an integral part of these financial statements.

13

ETFMG Alternative Harvest ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at March 31, 2023.

(c)	Value determined using significant unobservable inputs. The value of these securities total $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.

(d)	Amount is less than 0.05%.

(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.
(g)	As of March 31, 2023, the Fund had a significant portion of its assets invested in the Pharmaceutical industry.
(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transitions exempt from registration to qualified institutional investors. At March 31, 2023, the market value of these securities total $1,479,268; which represents 0.6% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

14

ETFMG U.S. Alternative Harvest ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 37.2%
United States - 37.2%
Pharmaceuticals - 1.5%
Bright Green Corp. (a)(b)	2,128,752	$2,004,433
Real Estate Investment Trusts (REITs) - 27.2%
AFC Gamma, Inc.	674,767	8,205,167
Innovative Industrial Properties, Inc.	360,980	27,430,870
Total Real Estate Investment Trusts (REITs)		35,636,037
Software - 2.0%
WM Technology, Inc. (a)	3,073,153	2,609,722
Specialty Retail - 6.5%
GrowGeneration Corp. (a)	2,481,357	8,486,240
Total United States		48,736,432
TOTAL COMMON STOCKS (Cost $62,551,955)		48,736,432

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	190,000	190,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $190,000)		190,000

SHORT-TERM INVESTMENTS - 69.5%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 4.64% (c)	2,090,307	2,090,307
U.S. Treasury Bills - 67.9% (d)
4.43%, 04/04/2023	213,000	212,923
4.54%, 04/11/2023	1,176,000	1,174,550
4.57%, 04/27/2023	9,500,000	9,469,399
4.59%, 05/04/2023	900,000	896,304
4.69%, 05/11/2023	5,403,000	5,375,569
4.72%, 05/18/2023	5,652,000	5,618,057
4.69%, 05/25/2023	16,750,000	16,635,179
4.50%, 06/01/2023	3,870,000	3,841,221
4.51%, 06/06/2023	2,973,000	2,949,036
4.54%, 06/08/2023	18,812,000	18,654,939
4.55%, 06/13/2023	1,588,000	1,573,747
4.63%, 06/15/2023	2,197,000	2,176,389
4.64%, 06/20/2023	936,000	926,612
4.66%, 06/29/2023	19,585,000	19,365,805
Total U.S. Treasury Bills		88,869,730
TOTAL SHORT-TERM INVESTMENTS (COST $90,945,133)		90,960,037

Total Investments (Cost $153,687,088) - 106.9%		139,886,469
Liabilities in Excess of Other Assets - (6.9)%		(9,028,278)
TOTAL NET ASSETS - 100.0%		$130,858,191

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

15

ETFMG U.S. Alternative Harvest ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

(a)	Non-income producing security.

(b)	This security or a portion of this security was out on loan at March 31, 2023.
(c)	The rate shown is the seven-day yield at March 31, 2023.
(d)	The rate shown is the effective yield at March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

16

ETFMG U.S. Alternative Harvest ETF

Schedule of Total Return Swaps

March 31, 2022 (Unaudited)

Long Total Return Equity Swaps	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Ascend Wellness Holdings - Class A	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	528,633	—
Columbia Care	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	6,866,209	—
Cresco Labs	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	6,621,551	—
Curaleaf Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	12,820,240	—
4Front Ventures	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	168,486	—
Glass House Brands	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	1,180,200	—
Green Thumb Industries	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	20,199,648	—
Marimed	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	790,620	—
Planet 13 Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	1,198,080	—
Terrascend	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	1,322,856	—
Trulieve Cannabis	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	18,380,764	—
Verano Holdings - Class A	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	8,616,178	—
					$78,693,465	$—

The accompanying notes are an integral part of these financial statements.

17

ETFMG TM ETFs

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

	ETFMG Alternative Harvest ETF	ETFMG U.S. Alternative Harvest ETF
ASSETS
Investments in unaffiliated securities, at value*	$163,728,389	$139,886,469
Investments in affiliated securities, at value*	154,056,423	—
Foreign currency*	71,117	594
Deposits at Broker for total return swap contracts	—	2,205,527
Receivables:
Dividends and interest receivable	576,406	1,106,490
Securities lending income receivable	711,185	847
Receivable for investments sold	12,961	46,057
Total assets	319,156,481	143,245,984

LIABILITIES
Collateral received for securities loaned (Note 7)	$75,749,307	$190,000
Payables:
Payable for investments purchased	—	1,917,694
Payable for open swap contracts	—	10,197,091
Management fees payable	441,962	83,008
Total liabilities	76,191,269	12,387,793
Net Assets	$242,965,212	$130,858,191

NET ASSETS CONSIST OF:
Paid-in Capital	$2,127,903,985	$193,743,217
Total Distributable Earnings (Accumulated Losses)	(1,884,938,773)	(62,885,026)
Net Assets	$242,965,212	$130,858,191

*Identified Cost:

Investments in unaffiliated securities	$396,774,175	$153,687,088
Investments in affiliated securities	213,019,481	—
Foreign currency	71,412	580

Shares Outstanding^	69,450,000	85,250,000

Net Asset Value, Offering and Redemption Price per Share	$3.50	$1.53

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

18

ETFMG TM ETFs

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

	ETFMG Alternative Harvest ETF	ETFMG U.S. Alternative Harvest ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax & issuance fees of $3,505 and $-)	$2,291,408	$1,443,026
Interest	90,459	1,148,404
Securities lending income	3,288,669	8,269
Total Investment Income	5,670,536	2,599,699

Expenses:
Interest Expense	—	8,585
Management fees	1,237,770	357,601
Total Expenses	1,237,770	366,186
Net Investment Income	4,432,766	2,233,513

REALIZED & UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND SWAP CONTRACTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(385,908,802)	(2,260,250)
Affiliated Investments	(892,003)	—
In-Kind redemptions	(108,000)	—
Foreign currency and foreign currency translation	3,056	(1,523)
Swap contracts	—	(26,937,772)
Net Realized Gain (Loss) on Investments, Swap Contracts and In-Kind redemptions	(386,905,749)	(29,199,545)
Net Change in Unrealized Appreciation (Depreciation) of: Unaffiliated Investments	340,466,636	(6,846,122)
Affiliated Investments	(31,936,789)	—
Foreign currency and foreign currency translation	1,637	14
Net change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	308,531,484	(6,846,108)
Net Realized and Unrealized Loss on Investments and Swap Contracts	(78,374,265)	(36,045,653)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,941,499)	$(33,812,140)

The accompanying notes are an integral part of these financial statements.

19

ETFMG Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income	$4,432,766	$12,750,826
Net realized loss on investments and In-Kind redemptions	(386,905,749)	(422,246,484)
Net change in unrealized appreciation (depreciation) of
investments and foreign currency and foreign currency
translation	308,531,484	(276,724,561)
Net decrease in net assets resulting from operations	(73,941,499)	(686,220,219)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(4,667,594)	(12,808,889)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares	(3,155,430)	(43,884,655)
Transaction Fees (See Note 1)	—	34,194
Net decrease in net assets from capital share transactions	(3,155,430)	(43,850,461)
Total decrease in net assets	(81,764,523)	(742,879,569)

NET ASSETS
Beginning of Period/Year	324,729,735	1,067,609,304
End of Period/Year	$242,965,212	$324,729,735

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	1,450,000	$7,549,050	10,700,000	$91,358,945
Transaction Fees (See Note 1)	—	—	—	34,194
Shares Redeemed	(2,250,000)	(10,704,480)	(14,600,000)	(135,243,600)
Net Transactions in Fund Shares	(800,000)	$(3,155,430)	(3,900,000)	$(43,850,461)
Beginning Shares	70,250,000		74,150,000
Ending Shares	69,450,000		70,250,000

The accompanying notes are an integral part of these financial statements.

20

ETFMG U.S. Alternative Harvest ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS
Net investment income	$2,233,513	$582,391
Net realized loss on investments, swap contracts and In-Kind
redemptions	(29,199,545)	(23,603,615)
Net change in unrealized appreciation (depreciation) of
investments and swap contracts	(6,846,108)	(6,749,745)
Net decrease in net assets resulting from operations	(33,812,140)	(29,770,969)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
outstanding shares	79,703,735	108,640,243
Net increase in net assets from capital share transactions	79,703,735	108,640,243
Total increase in net assets	45,891,595	78,869,274

NET ASSETS
Beginning of Period/Year	84,966,596	6,097,322
End of Period/Year	$130,858,191	$84,966,596

Summary of share transactions is as follows:

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	49,430,000	$89,476,224	38,920,000	$110,968,118
Shares Redeemed	(3,460,000)	(9,772,489)	(430,000)	(2,327,875)
Net Transactions in Fund Shares	45,970,000	$79,703,735	38,490,000	$108,640,243
Beginning Shares	39,280,000		790,000
Ending Shares	85,250,000		39,280,000

The accompanying notes are an integral part of these financial statements.

21

ETFMG Alternative Harvest ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Net Asset Value, Beginning Period/Year	$4.62	$14.40	$10.37	$20.83	$39.74	$31.36
Income from Investment Operations:
Net investment income[1]	0.06	0.18	0.26	0.91	1.02	0.37
Net realized and unrealized gain (loss) on investments	(1.11)	(9.78)	4.01	(10.49)	(18.96)	8.95
Total from investment operations	(1.05)	(9.60)	4.27	(9.58)	(17.94)	9.32
Less Distributions:
Distributions from net investment income	(0.07)	(0.18)	(0.24)	(0.88)	(0.97)	(0.74)
Net realized gains	—	—	—	—	—	(0.20)
Total distributions	(0.07)	(0.18)	(0.24)	(0.88)	(0.97)	(0.94)
Net asset value, end period/year	$3.50	$4.62	$14.40	$10.37	$20.83	$39.74
Total Return	(23.10)%[2]	(67.06)%	40.90%	(46.83)%	(45.60)%	33.85%

Ratios/Supplemental Data:
Net assets at end period/year (000’s)	$242,965	$324,730	$1,067,609	$495,971	$800,957	$679,559

Gross Expenses to Average Net Assets	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income to Average Net Assets	2.69%[3]	1.95%	1.39%	6.27%	3.26%	1.18%
Portfolio Turnover Rate	35%[2]	74%	75%	46%	71%	97%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

22

ETFMG U.S. Alternative Harvest ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Period Ended September 30, 2021[1]
Net Asset Value, Beginning Period/Year	$2.16	$7.72	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.05	0.13	(0.01)
Net realized and unrealized gain (loss) on investments	(0.68)	(5.69)	(2.27)
Total from investment operations	(0.63)	(5.56)	(2.28)
Net asset value, end period/year	$1.53	$2.16	$7.72
Total Return	(29.04)%[3]	(71.97)%	(22.82)%[3]

Ratios/Supplemental Data:
Net assets at end of period/year (000’s)	$130,858	$84,967	$6,097

Gross Expenses to Average Net Assets	0.77%[4,5]	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	4.68%[4]	4.45%	(0.38)%[4]
Portfolio Turnover Rate	15%[3]	12%	16%[3]

[1]	The Fund commenced operations on May 12, 2021.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes 0.02% of interest expense at March 31, 2023.

The accompanying notes are an integral part of these financial statements.

23

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Alternative Harvest ETF (“MJ”) and ETFMG U.S. Alternative Harvest ETF (“MJUS”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
ETFMG Alternative Harvest ETF	12/3/2015	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Alternative Harvest Index (the “Index”).
ETFMG U.S. Alternative Harvest ETF	5/12/2021	Seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the “Cannabis Business” in the United States, and in derivatives that have economic characteristics similar to such securities.

The Funds may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve their investment objective.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

24

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Transaction Fees” in the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the ETFMG Alternative Harvest ETF held one security that was fair valued by the Adviser.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1

Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

25

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ investments in securities and swap contracts at fair value, as of March 31, 2023:

ETFMG Alternative Harvest ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$111,547,416	$—	$—	(1)	$111,547,416
Short-Term Investments	6,280,463	—	—		6,280,463
ETFMG Sit Ultra Short ETF**	29,059,320	—	—		29,059,320
ETFMG U.S. Alternative Harvest ETF**	124,997,103	—	—		124,997,103
Investments Purchased with Securities Lending
Collateral*	—	—	—		45,900,510
Total Investments in Securities	$271,884,302	$—	$—		$317,784,812

ETFMG U.S. Alternative Harvest ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$48,736,432	$—	$—	$48,736,432
Short-Term Investments	2,090,307	88,869,730	—	90,960,037
Investments Purchased with Securities Lending
Collateral*	—	—	—	190,000
Total Investments in Securities	$50,826,739	$88,869,730	$—	$139,886,469

Swap Contracts***	Level 1	Level 2	Level 3	Total
Long Total Return Equity Swap Contracts	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

(1)	Includes a security valued at $0 with a cost of $0.

^	See Schedule of Investments for classifications by country and industry.

*	Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

**	Investment was purchased with collateral.

***	Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

26

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of March 31, 2023, the Funds’ most recent fiscal period end, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, generally a range of three to four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

27

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives

The Funds may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the schedule of total return swaps are gross settlement amounts.

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ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of March 31, 2023.

ETFMG U.S. Alternative Harvest ETF

		Gross Amounts of Recognized Assets Presented in the Statements of	Gross Amounts		Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	Assets & Liabilities	Available Offset	Net Amounts	Financial Instruments	Collateral Received	Net Amount
Cowen and Company, LLC	Total Return Swap Contracts	$(10,197,091)	$—	$(10,197,091)	$—	$—	$(10,197,091)

The average monthly notional amount of the swap contracts during the period ended March 31, 2023 for the Funds were:

ETFMG U.S. Alternative Harvest ETF	Swap Contracts	$60,426,818

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

		Assets	Liabilities	Net Unrealized Gain (Loss)
ETFMG U.S.
Alternative Harvest
ETF	Swap Contracts	$—	$10,197,091	$—

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended March 31, 2023:

		Realized Gain (Loss)	Change in Unrealized Appreciation /Depreciation
ETFMG U.S.
Alternative Harvest
ETF	Swap Contracts	$(26,937,772)	$—

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds are not actively managed (“Index Funds”). Therefore, those Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Index Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Index Funds’ expenses, the Index Funds’ performance may be below that of their respective index.

29

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID- 19),have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility. exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested.

30

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Daily Index Correlation/Tracking Risk. There is no guarantee that a Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, a Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that a Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect a Fund’s ability to adjust exposure to the required levels.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in each Fund’s prospectus under the heading “Principal Investment Risks.”

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

The Advisor serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Advisor bears the costs of all advisory and non- advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Alternative Harvest ETF	0.75%
ETFMG U.S. Alternative Harvest ETF	0.75%

Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an agreement with its affiliate ETFMG Financial, LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC (“Level”) serves as the index provider for MJ and MJUS. Level is not affiliated with the Trust or the Advisor.

31

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2023, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2023:

	Purchases	Sales
ETFMG Alternative Harvest ETF	$121,631,991	$124,753,225
ETFMG U.S. Alternative Harvest ETF	36,717,805	4,772,818

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2023:

	Purchases In- Kind	Sales In- Kind
ETFMG Alternative Harvest ETF	$7,448,992	$10,526,571
ETFMG U.S. Alternative Harvest ETF	891,217	—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

The ETFMG U.S. Alternative Harvest ETF had purchases of $146,589,206 and sales of $124,603,849 of U.S. Government obligations during the period ended March 31, 2023.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short -term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

32

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of the period ended March 31, 2023 the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received
Fund	Values of Securities on Loan	Fund Collateral Received*
ETFMG Alternative Harvest ETF	$66,053,163	$75,749,307
ETFMG U.S. Alternative Harvest ETF	178,904	190,000

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, a money market fund with an overnight and continuous maturity, and ETFMG Sit Ultra Short ETF as shown on the Schedule of Investments.

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2022 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETFMG Alternative Harvest ETF	$1,195,995,311	$1,117,097	$(723,732,266)	$(722,615,169)
ETFMG U.S. Alternative Harvest
ETF	103,190,345	4,417	(7,411,655)	(7,407,238)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

33

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of September 30, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)
ETFMG Alternative Harvest ETF	$1,579,488	$—	$1,579,488	$(1,085,293,999)	$(1,806,329,680)
ETFMG U.S. Alternative Harvest ETF	—	—	—	(21,665,648)	(29,072,886)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2022, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
ETFMG Alternative Harvest ETF	$(378,499,662)	$(706,791,957)	Indefinite
ETFMG U.S. Alternative Harvest ETF	(778,444)	(43,673)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2022.

	Late Year Ordinary Loss	Post- October Capital Loss
ETFMG Alternative Harvest ETF	$—	$—
ETFMG U.S. Alternative Harvest ETF	(20,843,531)	—

The tax character of distributions paid during the period ended March 31, 2023, and the year ended September 30, 2022 were as follows:

	Period Ended March 31, 2023		Year Ended September 30, 2022
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
ETFMG Alternative Harvest ETF	$4,667,594	—	$12,808,889	—
ETFMG U.S. Alternative Harvest ETF	—	—	—	—

34

ETFMG TM ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

NOTE 9 – INVESTMENTS IN AFFILIATES

ETFMG Alternative Harvest ETF

ETFMG Alternative Harvest ETF owned the following companies during the period ended March 31, 2023. ETFMG Sit Ultra Short ETF and ETFMG U.S. Alternative Harvest ETF are deemed to be affiliates of the Fund as defined by the 1940 Act as of the period ended March 31, 2023. Transactions during the period in these securities were as follows:

Security Name	Value at September 30, 2022	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at March 31, 2023	Ending Shares
ETFMG Sit Ultra
Short ETF *	$28,845,000	$—	$—	$—	$214,320	$—	$29,059,320	600,000
ETFMG U.S.
Alternative Harvest ETF *	83,831,447	86,150,047	(11,941,279)	(892,003)	(32,151,109)	—	$124,997,103	81,825,808

*Affiliate as of March 31, 2023.

1 Realized Losses include transactions in affiliated investments and affiliated in-kind redemptions.

NOTE 10 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of March 31, 2023, there were no adjustments made to the accompanying financial statements based on the above legal matters.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

35

ETFMG TM ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 23, 2023, and continued on March 29, 2023, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of each of ETFMG Alternative Harvest ETF (“MJ”) and ETFMG U.S. Alternative Harvest ETF (“MJUS”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund by the Adviser; (ii) the investment performance of each Fund; (iii) the Adviser’s costs and profits realized in providing services to the Funds, including any fall-out benefits enjoyed by the Adviser; (iv) comparative fee and expense data for each Fund in relation to other similar investment companies; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 23 and 29, 2023, and throughout the year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment process, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive sessions both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser provides investment management services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board, including with respect to liquidity and derivatives usage; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel in managing funds with significant derivatives exposure; and the quality of the Adviser’s compliance and risk assessment infrastructure. The Board also considered the Adviser’s experience managing exchange -traded funds (“ETFs”), as well as the Adviser’s response to recent market volatility and uncertainty. The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements and other information about its financial commitments for the Board’s review.

36

ETFMG TM ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Historical Performance

The Board then considered the past performance of the Funds over various time periods ended December 31, 2022. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”), using data received from an independent third party.

The Board additionally reviewed the performance of MJ as compared to the Fund’s underlying index for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for MJ than it is for actively managed funds, given the Fund’s investment objective.

The Board also noted management’s further explanation that it is more relevant to review the performance of MJ by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Fund not incurred by its underlying index. The Board considered other factors that contributed to the Fund’s tracking error, including cash drag and the process of rebalancing the Fund’s portfolio. The Board also considered that the underlying index for MJ was changed materially during the prior year and the effect of the rebalance on index tracking. The Board noted management’s representations that MJ’s performance in tracking its underlying index was within the range of expectations. The Board concluded that, after taking these factors into account, the Fund satisfactorily tracked its underlying index. The Board further noted that it had received and would continue to receive regular reports regarding the Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

With respect to MJUS, the Board considered management’s discussion of the Fund’s performance, noting the effect of the cost of financing swap transactions on performance.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to its tracking error, at its quarterly meetings.

Cost of Services Provided, Profits and Economies of Scale

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser, using data received from an independent third party. Among other information, the Board noted that the advisory fee for each of MJ and MJUS is higher than the average and equal to the median expense ratios for its respective peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

37

ETFMG TM ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with certain of the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

38

ETFMG TM ETFs

EXPENSE EXAMPLE

March 31, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period^	Annualized Expense Ratio During the Period October 1, 2022 to March 31, 2023
ETFMG Alternative Harvest ETF
Actual	$1,000.00	$769.00	$3.31	0.75%
Hypothetical (5% annual)	1,000.00	1,021.19	3.78	0.75%
ETFMG U.S. Alternative Harvest ETF
Actual	1,000.00	709.60	3.28	0.77%
Hypothetical (5% annual)	1,000.00	1,021.09	3.88	0.77%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

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ETFMG TM ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2023 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of ETFMG Alternative Harvest ETF and the ETFMG U.S. Alternative Harvest ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 23, 2023, the Program Administrator provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2022 through March 1, 2023 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and it was represented that, as of December 31, 2022, each Fund, except the ETFMG Alternative Harvest ETF (“MJ”), was primarily highly liquid and, during the Reporting Period, each Fund held less than 15% in illiquid securities. The highly liquid investment minimum of MJ was discussed. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

40

ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the most recent fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
ETFMG Alternative Harvest ETF	66.57%
ETFMG U.S. Alternative Harvest ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the most recent fiscal year ended September 30, 2022 was as follows:

Fund Name	Dividends Received Deduction
ETFMG Alternative Harvest ETF	44.39%
ETFMG U.S. Alternative Harvest ETF	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
ETFMG Alternative Harvest ETF	0.00%
ETFMG U.S. Alternative Harvest ETF	0.00%

During the year ended September 30, 2022, the Funds did not declare any long-term realized gains distributions.

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ETFMG TM ETFs

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited)(Continued)

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

42

ETFMG TM ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	15	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Kevin Hourihan (1978)	Chief Compliance Officer (since 2022)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)

Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019).

			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

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ETFMG Alternative Harvest ETF

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate – Private Equity, SS&C Technologies (2020-2021); Senior Accountant – Financial Services, WithumSmith+Brown, PC (2016-2020)	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	15	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little House Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017- 2018).	15	None

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Advisor

ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

ETFMG Prime Junior Silver Miners ETF

SILJ

ETFMG Prime 2x Daily Junior Silver

Miners ETF

SILX

Semi-Annual Report

March 31, 2023

(Unaudited)

The funds are series of ETF Managers Trust.

ETFMG™ ETFs

March 31, 2023 (Unaudited)

ETFMG™ ETFs

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in these ETFs. The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

Market Overview

The pace of inflation, as measured by the Consumer Price Index, showed signs of easing and together with positive corporate earnings and the prospect of lower interest rates, resulted in improved stock performance in late 2022. Stocks and bonds generally rallied in January, pulling back when reports of rising prices caused concern that the U.S. Federal Reserve would raise interest rates more than expected. Investor worries escalated in February with all three major U.S. stock indexes recording a loss for the month. While more broadly the first few months of 2023 have seen U.S. economic growth and a strong jobs market, macroeconomic headwinds continued to challenge stock markets during the period. Rising interest rates, supply chain disruptions, the Russia-Ukraine War, and a slowdown in global growth weighed on investor sentiment along with fears that the Fed’s monetary tightening would push the economy into a recession.

These conditions have impacted the ETFs’ performance during the period, among other factors, and the value of an investment in the ETFs. We encourage you to talk with your financial advisor and visit etfmg.com for further insight into investing in today’s markets.

Performance Overview

During the 6-month period ended March 31, 2023, the S&P 500 Total Return Index, returned 15.62%. Below is a performance overview for each Fund for the same 6-month period.

ETFMG Prime Junior Silver ETF (SILJ)

The ETFMG Prime Junior Silver ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Over the period, the total return for the Fund was 21.95%, while the total return for the Index, which does not incur Fund expenses, was 22.98%. The best performers in the Fund on the basis of contribution to return were Capstone Copper Corp, Yamana Gold Inc, Hecla Mining Co, Harmony Gold Mining, and Eldorado Gold Corp, while the worst performers in the Fund on the basis of contribution to return were First Majestic Silver Corp, Mag Silver Corp, AbraSilver Resource Corp, Gold Resource Corp, and Andean Precious Metals Corp.

At the end of the reporting period, the Fund saw an average approximate allocation of 97.82% to Materials. The Fund was exposed predominately to Canada 75.04%, 10.99% to United States and 3.35% to South Africa.

ETFMG Prime 2x Daily Junior Silver Miners ETF (SILX) Operational Review

The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

SILX is leveraged and seeks daily investment results, before fees and expenses, of 200% of the performance of the Index. SILX, as stated above, seek daily investment results and does not seek to track a multiple of the Index for periods of longer than one day. The performance of the SILX over longer periods may not correlate to the Index performance. SILX should not be held by investors for long periods and should be used as a short-term trading vehicle. SILX is not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

2

SILX attempts to provide investment results that correlate to 200% of the return of the Index, meaning SILX attempts to move in the same direction as the Index.

In seeking to achieve the daily investment results of SILX, ETF Managers Group LLC (the “Adviser”) relies upon quantitative analysis to generate orders resulting in repositioning the investments of SILX in accordance with its daily investment objective. Using this approach, the Adviser determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with the objective of SILX. As a consequence, if the SILX is performing as designed, the return of the Index will dictate the return for SILX. SILX pursues its investment objective regardless of market conditions and does not take defensive positions. SILX has a clearly articulated goal which requires it to seek economic exposure significantly in excess of its net assets. To meet its objectives, SILX invests in some combination of financial instruments, including derivatives. SILX invests significantly in derivatives, including swap agreements. The Adviser uses these types of investments to produce economically “leveraged” investment results. Leveraging allows the Adviser to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of SILX.

SILX may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of SILX. The use of derivatives may expose SILX to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because SILX seeks daily investment results of the Index, a comparison of the return of SILX to the Index does not provide an indication of whether SILX has met its investment objective. To determine if SILX has met its daily investment goals, the Adviser performs quantitative analysis seeking to determine the expected performance of SILX as compared to the Index. The quantitative analysis includes predictive models as well as stress-testing and back-testing. Factors Affecting Performance of SILX:

Leverage – SILX seeks daily investment results (before fees and expenses) of 200% the performance of the Index. The use of leverage magnifies the gains or losses of SILX and increases the investment’s risk and volatility of SILX.

Index Performance – The daily performance of the Index, and the factors and market conditions implicitly affecting the Index, are the primary factors driving SILX performance. Given the daily goals, the daily

Index returns are most important. The market conditions that affected the Index during the past year are described in the Performance Overview section.

Volatility and Compounding – The goal of SILX is to provide the specified multiple of the daily return of the Index. Over periods longer than a single day, SILX should not be expected to provide the multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of SILX over longer periods are greater or less than the daily stated goal of SILX. Periods of high volatility that lack a clear trend hurt performance while trending, low volatility markets enhance performance.

Cost of Financing – In order to attain leveraged or inverse leveraged exposure, SILX receives OBFR plus or minus a spread as applied to the borrowed portion of the exposure of SILX. The spread varies by counterparty and is a function of market demand, hedging costs, access to balance sheet, borrow volatility, current counterparty exposure and administrative costs associated with the swap counterparty. An increase in interest rates which affects the cost of financing will further impact performance and ability to track the Index.

3

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in the SILX prospectus and may be higher than many traditional index funds’ fees, which cause a greater negative impact on SILX performance. Transactions costs are not included in the expense ratio of SILX. Transaction costs can be higher due to the use of derivatives by SILX, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

ETFMG Prime 2x Daily Junior Silver Miners ETF (SILX) Performance Review

The following information pertains to the fiscal period from October 1, 2022 to March 31, 2023.

SILX seeks to provide daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period. Over the reporting period, the Index had a total return of 22.98% and volatility of 43.14%. Given the daily investment objectives of SILX and the path dependency of returns for longer periods, the return of the Index for the reporting period alone should not generate expectations of SILX performance for the same period. SILX returned 27.40% for the reporting period and had volatility of 85.98%. For the reporting period SILX had an average daily volume of 77,567 shares and an average daily statistical correlation of 98.13% to the return of the Index.

Swap Agreements:

During the reporting period, SILX invested in swap agreements in order to gain the desired exposure to the Index. These derivatives generally tracked the performance of SILJ, and SILX was generally negatively impacted from financing rates associated with their use. SILX entered into swap agreements with counterparties that the Adviser determined to be major, global financial institutions.

If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in SILX may decline. SILX has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of SILX, marked to market daily, in an amount approximately equal to the amount the counterparty owed SILX, subject to certain minimum thresholds objective.

You can find further details about SILJ and SILX by visiting www.etfmg.com, or by calling 1- 844-ETF-MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci III

Chairman of the Board

4

ETFMG Prime Junior Silver Miners ETF

Growth of $10,000 (Unaudited)

			Since	Value of
Average Annual Returns	1 Year	5 Year	Inception	$10,000
Period Ended March 31, 2023	Return	Return	(11/28/12)	(3/31/2023)
ETFMG Prime Junior Silver Miners ETF (NAV)	-21.02%	1.90%	-4.80%	$6,016
ETFMG Prime Junior Silver Miners ETF (Market)	-20.98%	1.94%	-4.80%	$6,013
S&P 500 Index	-7.73%	11.19%	13.07%	$35,585
Prime Junior Silver Miners & Explorers Index*	-20.41%	2.20%	-3.96%	$6,585

* The Fund’s benchmark before 8/1/17 was the ISE Junior Silver (Small Cap Miners/Explorers) Index. On 8/1/17, the Fund’s benchmark became the Prime Junior Silver Miners & Explorers Index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sale of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

5

ETFMG Prime Junior Silver Miners ETF

Top Ten Holdings as of March 31, 2023 (Unaudited)*

	Security	% of Total Investments
1	First Majestic Silver Corp.	13.01%
2	MAG Silver Corp.	9.57%
3	Capstone Copper Corp.	6.48%
4	Hecla Mining Co.	6.08%
5	Pan American Silver Corp.	5.15%
6	SSR Mining, Inc.	4.20%
7	SilverCrest Metals, Inc.	4.19%
8	Aya Gold & Silver, Inc.	3.76%
9	Harmony Gold Mining Co., Ltd. - ADR	3.40%
10	Endeavour Silver Corp.	2.96%

Top Ten Holdings = 58.80% of Total Investments

* Current Fund holdings may not be indicative of future Fund holdings.

6

ETFMG Prime 2x Daily Junior Silver Miners ETF

Growth of $10,000 (Unaudited)

		Since	Value of
Average Annual Returns	1 Year	Inception	$ 10,000
Period Ended March 31, 2023	Return	(6/15/2021)	(3/31/2023)
ETFMG Prime 2x Daily Junior Silver Miners ETF (NAV)	-54.37%	-51.97%	$2,688
ETFMG Prime 2x Daily Junior Silver Miners ETF (Market)	-55.18%	-52.14%	$2,670
S&P 500 Index	-7.73%	-0.27%	$9,952
Prime Junior Silver Miners & Explorers Index	-20.41%	-20.61%	$6,613

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844 -ETF- MGRS (1-844-383 -6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on June 15, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

7

ETFMG™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The ETFMG Prime Junior Silver Miners ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver Miners ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the company’s operation. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The Prime Junior Silver Miners & Explorers Index is designed to provide a benchmark for investors interested in tracking public, small-cap companies that are active in silver mining exploration and production industry. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 25-35 securities. An investment cannot be made directly in an index.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

8

ETFMG™ ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG Financial LLC is not affiliated with Prime Indexes.

SILX

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The ETFMG Prime Junior Silver Miners ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the Prime Junior Silver Miners & Explorers Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Prime Junior Silver Miners & Explorers Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

Investing in an ETFMG 2x Daily Inverse Leveraged ETF may be more volatile than investing in broadly diversified funds. The use of leverage by an ETF increases the risk to the ETF. The ETFMG 2x Daily Leveraged ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged, or daily inverse leveraged, investment results and intend to actively monitor and manage their investment.

The use of derivatives such as swaps are subject to additional risks that may cause prices to fluctuate over time and include the effects of compounding, market volatility, leverage risk, aggressive investment techniques risk, counterparty risk, and intra -day investment risk. Please see the summary and full prospectuses for a more complete description of these and other risks of investing in the Fund.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather- related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

9

ETFMG™ ETFs

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

The Fund is a recently organized, diversified management investment company with limited operating history. ETF Managers Group LLC is the investment advisor to the Fund.

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Prime Indexes.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

10

ETFMG™ ETFs

PORTFOLIO ALLOCATIONS

As of March 31, 2023 (Unaudited)

	ETFMG	ETFMG Prime
	Prime Junior	2x Daily Junior
	Silver Miners	Silver Miners
	ETF	ETF
As a percent of Net Assets:
Australia	0.3%	—%
Canada	77.4	—
Luxembourg	1.0	—
Peru	2.5	—
South Africa	3.4	—
United Kingdom	1.5	—
United States	11.5	—
Virgin Islands	0.2	—
Total Return Swap	—	87.9
Short-Term and other Net Assets (Liabilities)	2.2	12.1
	100.0%	100.0%

11

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.8%
Australia - 0.3%
Metals & Mining - 0.3% (d)
Kingsgate Consolidated, Ltd. (a)	2,100,435	$2,106,051

Canada - 77.4%
Metals & Mining - 77.4% (d)
AbraSilver Resource Corp. (a)	14,374,412	4,147,999
Americas Gold & Silver Corp. (a)(e)	5,168,762	2,447,657
Andean Precious Metals Corp. (a)(e)	4,591,354	2,717,783
Aris Mining Corp.	1,250,159	3,857,316
Ascot Resources, Ltd. (a)(e)	4,974,225	2,539,560
Aya Gold & Silver, Inc. (a)	3,342,234	26,906,035
Bear Creek Mining Corp. (a)(e)	4,307,076	2,198,951
Benchmark Metals, Inc. (a)	2,125,878	739,299
Canada Silver Cobalt Works, Inc. (a)	1,965,415	109,069
Capstone Copper Corp. (a)	10,265,741	46,334,458
Coppernico Metals, Inc. (a)(b)	585,867	121,469
Discovery Silver Corp. NPV (a)	10,125,630	9,814,706
Dolly Varden Silver Corp. (a)	6,262,102	4,795,616
Dundee Precious Metals, Inc.	1,824,755	13,312,678
Eldorado Gold Corp. (a)	1,771,943	18,355,310
Endeavour Silver Corp. (a)	5,450,585	21,148,270
Excellon Resources, Inc. (a)	958,346	262,366
Filo Mining Corp. (a)	1,138,145	19,571,210
First Majestic Silver Corp.	12,902,606	93,027,789
Fortuna Silver Mines, Inc. (a)	2,782,821	10,604,164
GoGold Resources, Inc. (a)	9,191,337	14,213,758
Guanajuato Silver Co., Ltd. (a)	8,699,886	3,669,208
Hudbay Minerals, Inc.	2,512,748	13,181,934
Kootenay Resources, Inc. (a)(b)	224,973	1,664
Kootenay Silver, Inc. (a)	9,450,507	909,039
Liberty Gold Corp. (a)	2,674,414	1,167,521
MAG Silver Corp. (a)	5,417,563	68,466,131
Mako Mining Corp. (a)	550,936	864,213
Mandalay Resources Corp. (a)(e)	763,384	1,479,886
Metalla Royalty & Streaming, Ltd. (a)	455,913	2,560,399
Minaurum Gold, Inc. (a)(e)	3,027,338	425,597
Mirasol Resources, Ltd. (a)(e)	496,466	330,610
New Gold, Inc. (a)	6,542,982	7,116,673
New Pacific Metals Corp. (a)	1,399,781	3,780,393
Orla Mining, Ltd. (a)	2,932,683	13,909,359
Pan American Silver Corp.	2,019,047	36,840,325
Sabina Gold & Silver Corp. (a)	5,362,565	8,134,116
Santacruz Silver Mining, Ltd. (a)	9,796,247	3,515,486
Seabridge Gold, Inc. (a)	779,946	10,070,335
Sierra Metals, Inc. (a)	1,373,840	406,612

The accompanying notes are an integral part of these financial statements.

12

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
Silvercorp Metals, Inc.	5,085,667	$19,341,715
SilverCrest Metals, Inc. (a)	4,214,734	29,969,363
SSR Mining, Inc.	1,987,280	30,055,496
Summa Silver Corp. (a)	2,153,162	1,083,352
Trevali Mining Corp. (a)(b)	967,999	—
Vizsla Silver Corp. (a)	4,850,230	7,428,765
Total Metals & Mining		561,933,655

Luxembourg - 1.0%
Metals & Mining - 1.0% (d)
Nexa Resources SA	1,200,053	7,536,333

Peru - 2.5%
Metals & Mining - 2.5% (d)
Cia de Minas Buenaventura SAA - ADR	2,238,064	18,307,363

South Africa - 3.4%
Metals & Mining - 3.4% (d)
Harmony Gold Mining Co., Ltd. - ADR	5,936,326	24,338,937

United Kingdom - 1.5%
Metals & Mining - 1.5% (d)
Adriatic Metals PLC (a)	2,426,144	6,180,286
Hochschild Mining PLC	4,705,496	4,904,945
Total Metals & Mining		11,085,231

United States - 11.5%
Metals & Mining - 11.5% (d)
Coeur Mining, Inc. (a)	2,834,540	11,309,815
Gatos Silver, Inc. (a)	1,915,094	12,505,564
Gold Resource Corp. (a)	740,607	777,637
Golden Minerals Co. (a)	4,209,439	854,516
Hecla Mining Co.	6,871,464	43,496,367
Ivanhoe Electric, Inc. (a)	891,287	10,829,137
McEwen Mining, Inc. (a)	454,721	3,851,487
Total Metals & Mining		83,624,523

Virgin Islands (UK) - 0.2%
Metals & Mining - 0.2% (d)
Sailfish Royalty Corp. (e)	1,784,705	1,439,385
TOTAL COMMON STOCKS (Cost $763,753,104)		710,371,478

The accompanying notes are an integral part of these financial statements.

13

ETFMG™ ETFs

ETFMG Prime Junior Silver Miners ETF

Schedule of Investments

March 31, 2023 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.64% (c)	4,736,069	$4,736,069
TOTAL SHORT-TERM INVESTMENTS (Cost $4,736,069)		4,736,069

Total Investments (Cost $768,489,173) - 98.5%		715,107,547
Other Assets in Excess of Liabilities - 1.5%		10,808,617
TOTAL NET ASSETS - 100.0%		$725,916,164

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Value determined based on estimated fair value. The value of these securities total $123,133, which represents 0.02% of total net assets. Classified as Level 3 in the fair value hierarchy. Please refer to Note 2 of the Notes to Financial Statements.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	As of March 31, 2023, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.

(e)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $13,579,429, which represents 1.87% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

14

ETFMG™ ETFs

ETFMG Prime 2x Daily Junior Silver Miners ETF

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 12.1%
Money Market Funds - 12.1%
First American Government Obligations Fund - Class X, 4.64% (a)	739,026	$739,026
TOTAL SHORT-TERM INVESTMENTS (Cost $739,026)		739,026

Total Investments (Cost $739,026) - 12.1%		739,026
Other Assets in Excess of Liabilities - 87.9%		5,361,783
TOTAL NET ASSETS - 100.0%		$6,100,809

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

15

ETFMG™ ETFs

ETFMG Prime 2x Daily Junior Silver Miners ETF

Schedule of Total Return Swaps

March 31, 2023 (Unaudited)

Fund
	Pays/Receives				Upfront		Unrealized
Reference	Reference		Payment	Financing	Premiums	Notional	Appreciation
Entity	Entity	Counterparty	Frequency	Rate	Paid/Received	Amount	(Depreciation)
ETFMG Prime Junior Silver Miners ETF Swap	Receives	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.10%	$—	$11,925,466	$—

The accompanying notes are an integral part of these financial statements.

16

ETFMG™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2023 (Unaudited)

		ETFMG
		Prime 2x
	ETFMG Prime	Daily Junior
	Junior Silver	Silver Miners
	Miners ETF	ETF
ASSETS
Investments in unaffiliated securities, at value*	$715,107,547	$739,026
Foreign currency*	749	—
Deposits at Broker for total return swap contracts	—	4,038,450
Receiveable for open swap contracts	—	1,325,090
Receivables:
Dividends and interest receivable	104,476	2,149
Receivable for investments sold	93,850,359	—
Total assets	809,063,131	6,104,715

LIABILITIES
Payables:
Management fees payable	386,372	3,906
Payable for investments purchased	82,760,595	—
Total liabilities	83,146,967	3,906
Net Assets	$725,916,164	$6,100,809

NET ASSETS CONSIST OF:
Paid-in Capital	$1,076,113,445	$5,543,363
Total Distributable Earnings (Accumulated Losses)	(350,197,281)	557,446
Net Assets	$725,916,164	$6,100,809

*Identified Cost:

Investments in unaffiliated securities	$768,489,173	$739,026
Foreign currency	744	—

Shares Outstanding^	65,400,000	2,270,000
Net Asset Value, Offering and Redemption Price per Share	$11.10	$2.69

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

17

ETFMG™ ETFs

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

	ETFMG	ETFMG Prime
	Prime Junior	2x Daily Junior
	Silver Miners	Silver Miners
	ETF	ETF
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $236,323 and $0, respectively)	$1,730,064	$—
Interest	126,721	19,541
Total Investment Income	1,856,785	19,541

Expenses:
Management fees	2,366,870	16,449
Total Expenses	2,366,870	16,449
Net Investment Income (Loss)	(510,085)	3,092

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP CONTRACTS
Net Realized Gain (Loss) on:
Unaffiliated Investments	(40,210,428)	—
In-Kind redemptions	5,474,021	—
Foreign currency and foreign currency translation	(765,202)	—
Swap contracts	—	954,120
Net Realized Gain (Loss) on Investments, Swap Contracts and In-Kind redemptions	(35,501,609)	954,120
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments	168,711,855	—
Foreign currency and foreign currency translation	(22,081)	—
Net change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	168,689,774	—
Net Realized Gain on Investments and Swap Contracts	133,188,165	954,120
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,678,080	$957,212

The accompanying notes are an integral part of these financial statements.

18

ETFMG Prime Junior Silver Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2023	September 30,
	(Unaudited)	2022
OPERATIONS
Net investment income (loss)	$(510,085)	$933,359
Net realized loss on investments, in-kind redemptions and foreign currency and foreign currency translation	(35,501,609)	(130,198,048)
Net change in unrealized appreciation (depreciation) of investments and foreign currency and foreign currency translation	168,689,774	(73,184,613)
Net increase (decrease) in net assets resulting from operations	132,678,080	(202,449,302)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(380,891)	(2,774,481)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	(12,738,625)	83,589,400
Transaction Fees (See Note 1)	—	4,914
Net increase (decrease) in net assets from capital share transactions	(12,738,625)	83,594,314
Total increase (decrease) in net assets	119,558,564	(121,629,469)

NET ASSETS
Beginning of Period/Year	606,357,600	727,987,069
End of Period/Year	$725,916,164	$606,357,600

Summary of share transactions is as follows:

	Period Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	1,200,000	$12,093,145	18,400,000	$245,058,950
Transaction Fees (See Note 1)	—	—	—	4,914
Shares Redeemed	(2,350,000)	(24,831,770)	(13,450,000)	(161,469,550)
Net Transactions in Fund Shares	(1,150,000)	$(12,738,625)	4,950,000	$83,594,314
Beginning Shares	66,550,000		61,600,000
Ending Shares	65,400,000		66,550,000

The accompanying notes are an integral part of these financial statements.

19

ETFMG Prime 2x Daily Junior Silver Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2023	September 30,
	(Unaudited)	2022
OPERATIONS
Net investment income (loss)	$3,092	$(12,467)
Net realized gain (loss) on swap contracts	954,120	(2,140,682)
Net increase (decrease) in net assets resulting from operations	957,212	(2,153,149)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions	3,160,989	3,629,613
Total increase in net assets	4,118,201	1,476,464

NET ASSETS
Beginning of Period/Year	1,982,608	506,144
End of Period/Year	$6,100,809	$1,982,608

Summary of share transactions is as follows:

	Period Ended
	March 31, 2023		Year Ended
	(Unaudited)		September 30, 2022
	Shares	Amount	Shares	Amount
Shares Sold	1,330,000	$3,160,989	1,110,000	$5,357,120
Shares Redeemed	—	—	(280,000)	(1,727,507)
Net Transactions in Fund Shares	1,330,000	$3,160,989	830,000	$3,629,613
Beginning Shares	940,000		110,000
Ending Shares	2,270,000		940,000

The accompanying notes are an integral part of these financial statements.

20

ETFMG Prime Junior Silver Miners ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period
	Ended
	March 31,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023	September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period/Year	$9.11	$11.82	$13.79	$9.45	$8.70	$11.84
Income (Loss) from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01	(0.01)	(0.05)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	2.01	(2.68)	(1.76)	4.56	0.91	(3.11)
Total from investment operations	2.00	(2.67)	(1.77)	4.51	0.89	(3.14)
Less Distributions:
Distributions from net investment income	(0.01)	(0.04)	(0.20)	(0.17)	(0.14)	—
Total distributions	(0.01)	(0.04)	(0.20)	(0.17)	(0.14)	—
Capital Share Transactions:
Transaction fees	—	0.00 [2]	0.00 [2]	—	—	—
Net asset value, end of period/year	$11.10	$9.11	$11.82	$13.79	$9.45	$8.70
Total Return	21.95%[3]	(22.63)%	(13.06)%	48.06%	10.45%	(26.50)%

Ratios/Supplemental Data:
Net assets at end period/year (000’s)	$725,916	$606,358	$727,987	$408,319	$100,119	$45,265

Gross Expenses to Average Net Assets	0.69%[4]	0.69%	0.69%	0.69%	0.69%	0.69%
Net Investment Income (Loss) to Average Net Assets	(0.15)%[4]	0.12%	(0.10)%	(0.46)%	(0.21)%	(0.32)%
Portfolio Turnover Rate	93%[3]	34%	26%	71%	34%	36%

[1]	Calculated based on average shares outstanding during the period/year.
[2]	Amount is less than 0.005.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

21

ETFMG Prime 2x Daily Junior Silver Miners ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period/year

	Period Ended
	March 31,	Year Ended	Period Ended
	2023	September 30,	September 30,
	(Unaudited)	2022	2021[1]

Net Asset Value, Beginning Period/Year	$2.11	$4.60	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.00 [5]	(0.03)	(0.02)
Net realized gain (loss) on investments	0.58	(2.46)	(5.38)
Total from investment operations	0.58	(2.49)	(5.40)
Net asset value, end of period/year	$2.69	$2.11	$4.60
Total Return	27.40%[3]	(54.16)%	(53.98)%[3]

Ratios/Supplemental Data:

Net assets at end of period/year (000’s)	$6,101	$1,983	$506

Gross Expenses to Average Net Assets	0.95%[4]	0.95%	0.95%[4]
Net Investment Income (Loss) to Average Net Assets	0.18%[4]	(0.75)%	(0.88)%[4]
Portfolio Turnover Rate	0%[3]	0%	0%[3]

1	The Fund commenced operations on June 15, 2021.
2	Calculated based on average shares outstanding during the period/year.
3	Not annualized.
4	Annualized.
5	Amount is less than 0.005.

The accompanying notes are an integral part of these financial statements.

22

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

ETFMG Prime Junior Silver Miners ETF (“SILJ”) and ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”) (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Strategy Commencement Date and Strategy of the Funds:

Fund Ticker	Strategy Commencement Date	Strategy
ETFMG Prime Junior Silver Miners ETF	8/1/2017	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Prime Junior Silver Miners & Explorers Index (the “Index”).
ETFMG Prime 2x Daily Junior Silver Miners ETF	6/15/2021	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day, not for any other period.

The Funds may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective.

The Funds each currently offer one class of shares, which have no front-end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares for SILJ and 10,000 shares for SILX, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Transaction Fees” in the Statements of Changes in Net Assets.

23

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2023 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For more information about the underlying Fund’s operations and policies, please refer to those Fund’s semiannual and annual reports, which are filed with the SEC.

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the ETFMG Prime Junior Silver Miners ETF held three securities that were fair valued by the Adviser.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

24

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

ETFMG Prime Junior Silver Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$710,248,345	$—	$123,133	$710,371,478
Short-Term Investments	4,736,069	—	—	4,736,069
Total Investments in Securities	$714,984,414	$—	$123,133	$715,107,547

ETFMG Prime 2x Daily Junior Silver Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$739,026	$—	$—	$739,026
Total Investments in Securities	$739,026	$—	$—	$739,026

Swap Contracts*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

^	See Schedule of Investments for classifications by country and industry.

*	Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

25

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

As of March 31, 2023, management has reviewed the tax positions for open periods (for Federal purposes, three years from the date of filing and for state purposes, generally a range of three to four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.	Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis. Distributions to shareholders from realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

26

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Derivatives

The Funds may enter into swap agreements; including interest rate, index, and total return swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the schedule of total return swaps are gross settlement amounts.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of March 31, 2023.

ETFMG Prime 2x Daily Junior Silver Miners ETF

					Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available Offset	Net Amounts	Financial Instruments	Collateral Received	Net Amount
Cowen and	Total Return
Company, LLC	Swap Contract	$1,325,090	$—	$1,325,090	$—	$—	$1,325,090

The average monthly notional amount of the swap contracts during the period ended March 31, 2023 for SILX was $4,690,231.

The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

		Assets	Liabilities	Net Unrealized Gain (Loss)
ETFMG Prime 2x
Daily Junior Silver
Miners ETF	Swap Contract	$1,325,090	$—	$—

27

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended March 31, 2023:

		Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
ETFMG Prime 2x Daily Junior
Silver Miners ETF	Swap Contract	$954,120	$—

NOTE 3 – RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a Fund will fluctuate, which means that an investor could lose money over short or long periods.

Investment Style Risk. The Funds, other than VALT, are not actively managed (“Index Funds”). Therefore, those Funds follow the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the Index Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Index Funds’ expenses, the Index Funds’ performance may be below that of their respective index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a Fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect lobal, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under the circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility. exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to the Funds.

28

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested.

Daily Index Correlation/Tracking Risk. There is no guarantee that a Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. In addition, a Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that a Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect a Fund’s ability to adjust exposure to the required levels.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in each Fund’s prospectus under the heading “Principal Investment Risks.”

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

The Adviser serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day -to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

29

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Funds unitary fees are accrued daily and paid monthly. The Adviser bears the costs of all advisory and non- advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

ETFMG Prime Junior Silver Miners ETF	0.69%
ETFMG Prime 2x Daily Junior Silver Miners ETF	0.95%

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Adviser has entered into an agreement with its affiliate ETFMG Financial, LLC to serve as distributor to the Funds (the “Distributor”). The Distributor provides marketing support for the Funds, including distributing marketing materials related to the Funds. Level ETF Ventures, LLC (“Level”) serves as the index provider for SILJ and SILX. Level is not affiliated with the Trust or the Adviser.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Adviser compensates the Administrator for these services under an administration agreement between the two parties.

The Adviser pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. During the period ended March 31, 2023, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended March 31, 2023:

	Purchases	Sales
ETFMG Prime Junior Silver Miners ETF	$336,005,918	$341,076,281

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2023:

	Purchases In-Kind	Sales In-Kind
ETFMG Prime Junior Silver Miners ETF	$11,519,928	$24,511,687

30

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations during the period ended March 31, 2023.

NOTE 7 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2022 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETFMG Prime Junior Silver Miners ETF	$872,535,620	$39,564,185	$(305,870,519)	$(266,306,334)
ETFMG Prime 2x Daily Junior Silver
Miners ETF	$481,078	—	—	—

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated Loss	Total Accumulated Gain (Loss)
ETFMG Prime Junior Silver Miners ETF	$—	$—	$—	$(216,188,136)	$(482,494,470)
ETFMG Prime 2x Daily Junior Silver Miners ETF	$—	$—	$—	$(399,766)	$(399,766)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2022, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryforward ST	Capital Loss Carryforward LT	Expires
ETFMG Prime Junior Silver Miners ETF	$(96,264,792)	$(115,329,264)	Indefinite
ETFMG Prime 2x Daily Junior Silver Miners ETF	(399,766)	—	Indefinite

31

ETFMG™ ETFs

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited) (Continued)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2022.

	Late Year Ordinary Loss	Post- October Capital Loss
ETFMG Prime Junior Silver Miners ETF	$(4,593,857)	$—
ETFMG Prime 2x Daily Junior Silver Miners ETF	—	—

The tax charter of distributions paid during the period ended March 31, 2023, and the year ended September 30, 2022 were as follows:

	Period Ended March 31, 2023		Year Ended September 30, 2022
	From Ordinary Income	From Capital Gains	From Ordinary Income	From Capital Gains
ETFMG Prime Junior Silver Miners ETF	$380,891	—	$2,774,481	—
ETFMG Prime 2x Daily Junior Silver Miners
ETF	—	—	—	—

NOTE 8 – LEGAL MATTERS

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser (together with the Adviser, the “Adviser Defendants”) were named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21 (the “NJ Action”). The NJ Action asserted breach of contract and other tort claims and sought damages in unspecified amounts and injunctive relief. On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust, as well as all contract claims and all except one tort claim asserted against the Adviser Defendants.

As of March 31, 2023, there were no adjustments made to the accompanying financial statements based on the above legal matters.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

32

ETFMG Prime Junior Silver Miners ETF

ETFMG Prime 2X Daily Junior Silver Miners ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 23, 2023, and continued on March 29, 2023, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between ETF Managers Group LLC (the “Adviser”) and the Trust, on behalf of ETFMG Prime Junior Silver Miners ETF (“SILJ”) and ETFMG Prime 2X Daily Junior Silver Miners ETF (“SILX”) (each a “Fund” and collectively, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund by the Adviser; (ii) comparative fee and expense data for each Fund in relation to other similar investment companies; (iii) the extent to which economies of scale may be realized as the Funds grow and whether the proposed advisory fee for each Fund reflects these expected economies of scale for the benefit of the Fund; and (iv) other financial benefits to the Adviser and its affiliates resulting from services to be rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 23 and 29, 2023, and throughout the year. Among other things, the Adviser provided responses to detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, risk assessment and compliance programs and financial condition. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Funds. The Independent Trustees conferred amongst themselves and independent legal counsel during an executive session held prior to the meeting and also conferred in executive session both with and without representatives of management before and during the meeting. The Independent Trustees requested, received and considered additional information arising out of these executive sessions.

Nature, Extent and Quality of Services Provided.

The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser provides investment advisory services to the Funds. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemption of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board, including with respect to liquidity and derivatives usage; and implementation of Board directives as they relate to each Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the qualifications, experience and responsibilities of the Adviser’s investment personnel in managing funds with significant derivatives exposure; and the quality of the Adviser’s compliance and risk assessment infrastructure.

33

ETFMG Prime Junior Silver Miners ETF

 ETFMG Prime 2X Daily Junior Silver Miners ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board also considered the Adviser’s experience managing ETFs, as well as the Adviser’s response to recent market volatility and uncertainty. The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements and other information about its financial commitments for the Board’s review.

The Board also considered other services provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities laws.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser.

Historical Performance.

The Board then considered the past performance of the Funds over various time periods ended December 31, 2022. The Board also considered each Fund’s performance as compared to that of comparable ETFs, as determined by the Adviser (“peer group”) using data received from an independent third party.

The Board additionally reviewed each Fund’s performance as compared to its underlying index or the correlation of returns to benchmark information, as applicable, for various time periods. The Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant than it is for actively managed funds, given the Funds’ investment objectives. The Board also noted management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the correlation of performance verses the benchmark (or relevant multiple thereof). The Board reviewed information regarding each Fund’s correlation of return to the benchmark, discussing, as applicable, factors which contributed to each Fund’s correlation of returns. The Board noted underperformance by each Fund relative to its benchmark (or relevant multiple thereof) over certain periods, but that such underperformance was, at least in part, a result of costs incurred by the Funds not incurred by their underlying indexes, cash drag, the process of rebalancing the Funds’ portfolios and regulatory requirements, such as limits on leverage risk from the use of derivatives. The Board noted management’s representations that the Funds’ performance correlation of returns versus target performance was within the range of expectations. The Board concluded that, after taking these factors into account, each Fund’s correlation of returns versus target performance was satisfactory.

The Board further noted that it had received and would continue to receive regular reports regarding each Fund’s performance, including with respect to how well it is achieving its investment objective, at its quarterly meetings.

Cost of Services Provided, Fall-Out Benefits and Economies of Scale.

The Board reviewed the advisory fees for the Funds and compared them to the total operating expenses of comparable ETFs, as determined by the Adviser using data received from an independent third party. Among other information, the Board noted that the advisory fee for SILJ is higher than the average and median expense ratios for its peer group, and that with respect to SILX, the advisory fee is lower than the average and median expense ratios for its peer group. The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

34

ETFMG Prime Junior Silver Miners ETF

 ETFMG Prime 2X Daily Junior Silver Miners ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended March 31, 2023 (Unaudited) (Continued)

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee and certain other costs such as interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (such as, among other things and subject to Board approval, non-standard Board-related expenses and litigation against the Board, Trustees, Funds, Adviser, and officers of the Adviser), and distribution (12b-1) fees and expenses. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board concluded that the advisory fee for each of the Funds is reasonable in light of the factors considered.

The Board also evaluated the compensation and other benefits received by the Adviser from its relationship with the Funds, taking into account profitability information provided by the Adviser. The Board received and reviewed profitability information on a fund by fund basis and considered how profit margins could affect the Adviser’s long-term viability and ability to attract and retain high-quality personnel. The Board also considered the impact on the Adviser’s profitability of payments made to, or received from, partners involved with certain of the Funds. Based on the information provided to the Trustees, the Trustees concluded that the net revenue retained by the Adviser from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund. The Board further considered other benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds.

In addition, the Board considered whether economies of scale may be realized for the Funds. The Board noted that the Adviser regularly considers whether fee reductions are appropriate as the Funds grow in size. The Board noted that a unitary fee provides a level of certainty in expenses for the Funds and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

In its deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Funds; and (c) approved the renewal of the Advisory Agreement for another year.

35

ETFMG™ ETFs

EXPENSE EXAMPLE

Period Ended March 31, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period^	Annualized Expense Ratio During the Period October 1, 2022 to March 31, 2023
ETFMG Prime Junior Silver Miners ETF
Actual	$1,000.00	$1,219.50	$3.82	0.69%
Hypothetical (5% annual)	1,000.00	1,021.49	3.48	0.69%
ETFMG Prime 2x Daily
Junior Silver Miners ETF
Actual	1,000.00	1,274.00	5.39	0.95%
Hypothetical (5% annual)	1,000.00	1,020.19	4.78	0.95%

^	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one-half year period).

36

ETFMG™ ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2023 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the ETFMG Prime Junior Silver Miners ETF and the ETFMG Prime 2X Daily Junior Silver Miners ETF (each a “Fund” and, collectively, the “Funds”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 23, 2023, the Program Administrator provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2022 through March 1, 2023 (the “Reporting Period”). No significant liquidity events impacting any Fund were noted in the report and, during the Reporting Period, each Fund held less than 15% in illiquid securities. The report also discussed which Funds were primarily highly liquid, as of December 31, 2022, and any Highly Liquid Investment Minimums that were set for a Fund. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure each Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

37

ETFMG™ ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012- 2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012- 2014) (commodity pool operator).	15	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Kevin Hourihan (1978)	Chief Compliance Officer (since 2022)	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015- 2019).	n/a	n/a
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	Chief Compliance Officer of ETF Managers Group, LLC (since 2022); General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019).	n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

38

ETFMG™ ETFs

Board of Trustees (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Benjamin F. Yuro (1990)	Assistant Treasurer (since 2022)	Product Controller, ETF Managers Group, LLC (since 2021); Senior Associate – Private Equity, SS&C Technologies (2020-2021); Senior Accountant – Financial Services, WithumSmith+Brown, PC (2016- 2020).	n/a	n/a
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	15	None
Eric Wiegel (1960)	Trustee (since 2020)	Managing Partner, Global Focus Capital LLC (since 2013); Senior Portfolio Manager, Little House Capital (2019-2021); Chief Investment Officer, Insight Financial Strategist LLC (2017- 2018).	15	None

39

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
ETFMG Prime Junior Silver Miners ETF	100.00%
ETFMG Prime 2x Daily Junior Silver Miners	0.00%
ETF

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

Fund Name	Dividends Received Deduction
ETFMG Prime Junior Silver Miners ETF	6.11%
ETFMG Prime 2x Daily Junior Silver Miners	0.00%
ETF

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term Capital Gain
ETFMG Prime Junior Silver Miners ETF	0.00%
ETFMG Prime 2x Daily Junior Silver Miners	0.00%
ETF

During the year ended September 30, 2022, the Funds did not declare any long-term realized gains distributions.

40

ETFMG™ ETFs

SUPPLEMENTARY INFORMATION

March 31, 2023 (Unaudited) (Continued)

Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the year ended September 30, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 9/30/22
ETFMG Prime Junior Silver Miners ETF	$6,758,031	$790,427	0.10154817	0.01187718	66,550,000

Foreign taxes paid or withheld should be included to taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov and the Funds’ website at www.etfmgfunds.com. Each Fund’s portfolio holdings are posted on their website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etfmgfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

41

Advisor

 ETF Managers Group, LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Distributor

ETFMG Financial LLC

30 Maple Street, Suite 2, Summit, NJ 07901

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent

U.S. Bank, National Association

Securities Lending

800 Nicolet Mall

Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel

Sullivan & Worcester LLP

1666 K Street NW, Washington, DC 20006

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust                                      \

By (Signature and Title)*    /s/ Samuel Masucci III
         Samuel Masucci III, Principal Executive Officer

Date       June 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title))*    /s/ Samuel Masucci III
          Samuel Masucci III, Principal Executive Officer

Date      June 7, 2023

By (Signature and Title)*     /s/ John Flanagan
                                              John Flanagan, Principal Financial Officer/Treasurer

Date      June 7, 2023

* Print the name and title of each signing officer under his or her signature.